As filed with the Securities and Exchange Commission on March 27, 2019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

 Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2019
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) January 31, 2019

Investments	Shares	Value ($000)

LONG POSITIONS - 95.6%

COMMON STOCKS - 35.2%

Aerospace & Defense - 0.7%
Esterline Technologies Corp.*	5,900	718
General Dynamics Corp.	1,352	231
Maxar Technologies, Inc.	14,576	82
Raytheon Co.	2,278	375
Sparton Corp.*(a)	4,600	85
		1,491
Airlines - 0.0%(b)
American Airlines Group, Inc. Escrow*(c)(d)	14,383	24

Auto Components - 0.2%
Aptiv plc	5,680	449

Automobiles - 0.3%
General Motors Co.	16,475	643

Banks - 0.8%
Barclays plc (United Kingdom)	40,526	84
Citigroup, Inc.	10,100	651
JPMorgan Chase & Co.	6,695	693
MB Financial, Inc.	800	35
MBT Financial Corp.	4,300	43
Societe Generale SA (France)	6,332	197
		1,703
Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc.*	4,225	415
Celgene Corp.*	6,700	592
Gilead Sciences, Inc.	6,195	434
Grifols SA, ADR (Spain)(a)	7,300	136
Loxo Oncology, Inc.*	4,300	1,009
		2,586
Building Products - 0.2%
USG Corp.(a)	10,200	440

Capital Markets - 0.6%
Anima Holding SpA (Italy)(e)	62,988	259
Forum Merger II Corp.*(a)	9,700	99
Goldman Sachs Group, Inc. (The)	2,762	547
Investment Technology Group, Inc.	3,600	109
J2 Acquisition Ltd.*(e)	6,800	61
Nebula Acquisition Corp., Class A*(a)	7,098	70
Pensare Acquisition Corp.*(a)	2,900	30
Trinity Merger Corp., Class A*(a)	10,800	109
VectoIQ Acquisition Corp.*(a)	7,500	74
		1,358
Chemicals - 1.1%
Air Products & Chemicals, Inc.	2,887	475
DowDuPont, Inc.	8,342	449
RPM International, Inc.	4,587	262
WR Grace & Co.	17,157	1,218
		2,404
Commercial Services & Supplies - 0.2%
Cenveo Corp.*(c)	8,093	109
Clean Harbors, Inc.*	5,420	321
		430
Investments	Shares	Value ($000)
Communications Equipment - 1.1%
ARRIS International plc*	14,300	449
Cisco Systems, Inc.	13,400	634
Extreme Networks, Inc.*	65,939	498
Finisar Corp.*	2,600	59
Motorola Solutions, Inc.	5,981	699
		2,339
Construction Materials - 0.2%
HeidelbergCement AG (Germany)	7,172	495

Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc.*(a)	11,945	466

Diversified Telecommunication Services - 0.1%
AT&T, Inc.(a)	1,620	49
Intelsat SA*	9,631	234
		283
Electric Utilities - 0.9%
American Electric Power Co., Inc.	1,917	152
Evergy, Inc.	10,026	575
Exelon Corp.	1,881	90
GenOn Energy Holdings, Class A*(d)	5,444	762
NextEra Energy, Inc.	1,157	207
PG&E Corp.*	12,778	166
		1,952
Electrical Equipment - 0.1%
TPI Composites, Inc.*	3,869	117
Vivint Solar, Inc.*	4,891	22
		139
Electronic Equipment, Instruments & Components - 0.5%
Electro Scientific Industries, Inc.*	4,200	126
Itron, Inc.*	3,178	174
Orbotech Ltd. (Israel)*(a)	7,000	429
TE Connectivity Ltd.	5,115	414
		1,143
Energy Equipment & Services - 0.1%
C&J Energy Services, Inc.*	14,179	228

Entertainment - 1.4%
Activision Blizzard, Inc.	9,500	449
Global Eagle Entertainment, Inc.*	68,293	182
Netflix, Inc.*	1,203	408
Pandora Media, Inc.*	4,800	40
Take-Two Interactive Software, Inc.*	4,100	433
Twenty-First Century Fox, Inc., Class B	21,038	1,032
Walt Disney Co. (The)	4,400	491
		3,035
Equity Real Estate Investment Trusts (REITs) - 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,876	65
InfraREIT, Inc.	4,600	97
NorthStar Realty Europe Corp.(a)	1,100	19
VICI Properties, Inc.	9,262	199
		380
Food & Staples Retailing - 0.2%
Cia Brasileira de Distribuicao, ADR (Brazil)*	3,388	91
Magnit PJSC, GDR (Russia)(e)	3,335	53

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Investments	Shares	Value ($000)
Wal-Mart de Mexico SAB de CV (Mexico)	40,823	107
X5 Retail Group NV, GDR (Russia)(e)	8,941	236
		487
Food Products - 0.2%
Nestle SA, ADR (Switzerland)	5,175	451

Health Care Equipment & Supplies - 0.6%
Danaher Corp.	5,544	615
NxStage Medical, Inc.*(a)	10,700	311
Zimmer Biomet Holdings, Inc.	3,105	340
		1,266
Health Care Providers & Services - 1.0%
Anthem, Inc.	3,255	986
Cigna Corp.	2,594	518
Civitas Solutions, Inc.*	8,200	145
CVS Health Corp.	6,890	452
Shanghai Pharmaceuticals Holding Co. Ltd., Class H (China)	26,644	57
Sinopharm Group Co. Ltd., Class H (China)	14,957	67
		2,225
Health Care Technology - 0.2%
athenahealth, Inc.*	3,700	498

Hotels, Restaurants & Leisure - 0.7%
Belmond Ltd., Class A (United Kingdom)*(a)	13,800	344
Caesars Entertainment Corp.*(a)	21,224	194
International Speedway Corp., Class A(a)	1,100	48
Las Vegas Sands Corp.	8,445	493
Vail Resorts, Inc.	1,999	376
		1,455
Household Durables - 0.1%
Lennar Corp., Class B (a)	2,987	114

Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)	12,397	223
Azure Power Global Ltd. (India)*(c)	30,701	330
NextEra Energy Partners LP	3,207	129
		682
Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	9,277	999
Smiths Group plc (United Kingdom)	3,993	76
		1,075
Insurance - 1.5%
AIA Group Ltd. (Hong Kong)	75,313	680
American International Group, Inc.	10,725	464
Aon plc	2,980	466
Aspen Insurance Holdings Ltd. (Bermuda)	10,000	417
Genworth Financial, Inc., Class A*	9,700	47
Health Insurance Innovations, Inc., Class A*	19,075	731
Navigators Group, Inc. (The)	1,400	98
RSA Insurance Group plc (United Kingdom)	42,384	285
		3,188
Interactive Media & Services - 1.6%
Actua Corp.*(c)(d)(f)	6,700	4
Investments	Shares	Value ($000)
Alphabet, Inc., Class A*	1,174	1,322
Baidu, Inc., ADR (China)*	809	140
Facebook, Inc., Class A*	5,515	919
Mail.Ru Group Ltd., GDR (Russia)*(e)	2,657	65
Tencent Holdings Ltd. (China)	16,731	745
Yandex NV, Class A (Russia)*	2,908	98
		3,293
Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd., ADR (China)*	7,346	1,238
Alibaba Group Holding Ltd., ADR (China)*	1,634	275
Amazon.com, Inc.*	324	557
ASOS plc (United Kingdom)*	954	41
Booking Holdings, Inc.*	168	308
eBay, Inc.*	4,544	153
Expedia Group, Inc.	7,731	922
MercadoLibre, Inc. (Argentina)*	1,003	365
Nutrisystem, Inc.	4,700	204
zooplus AG (Germany)*	844	102
		4,165
IT Services - 1.3%
Carbonite, Inc.*	15,718	450
First Data Corp., Class A*	37,915	935
Luxoft Holding, Inc.*	5,400	313
MoneyGram International, Inc.*(a)	6,300	14
PayPal Holdings, Inc.*	4,544	403
Travelport Worldwide Ltd.	13,100	205
Visa, Inc., Class A	3,503	473
		2,793
Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE (Luxembourg)	250	101
Gerresheimer AG (Germany)	18,395	1,244
Pacific Biosciences of California, Inc.*(a)	15,800	109
Thermo Fisher Scientific, Inc.	1,616	397
		1,851
Machinery - 0.4%
Deere & Co.	2,070	340
Dover Corp.	5,389	473
		813
Media - 1.6%
Discovery, Inc., Class C*(a)	1,100	29
GCI Liberty, Inc., Class A*(a)	389	20
Gray Television, Inc.*	22,955	384
ITV plc (United Kingdom)	229,513	389
Liberty Global plc, Class C (United Kingdom)*	4,603	108
Loral Space & Communications, Inc.*(a)	10,153	367
Stroeer SE & Co. KGaA (Germany)	25,625	1,434
Tribune Co. Litigation, Class 1C*(c)(d)(f)	300,000	—
Tribune Media Co., Class A(a)	12,500	574
		3,305
Metals & Mining - 0.2%
Goldcorp, Inc. (Canada)	9,300	104
Pretium Resources, Inc. (Canada)*	35,941	282

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Investments	Shares	Value ($000)
Tahoe Resources, Inc.*	11,000	42
		428
Multi-Utilities - 0.5%
Ameren Corp.	1,341	93
Avista Corp.(a)	1,700	71
Vectren Corp.(a)	13,000	941
		1,105
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.*	7,657	503
Devon Energy Corp.	13,050	348
EOG Resources, Inc.	4,030	400
Falcon Minerals Corp.*(a)	2,000	16
Golar LNG Ltd. (Bermuda)	6,394	142
Halcon Resources Corp.*	106,680	175
Kinder Morgan, Inc.	5,077	92
Marathon Petroleum Corp.	8	–
Midstates Petroleum Co., Inc.*	63,383	614
NextDecade Corp.*(c)	30,544	111
ONEOK, Inc.	5,947	382
Pembina Pipeline Corp. (Canada)	6,853	244
Phillips 66	4,415	421
Plains GP Holdings LP, Class A*	22,384	511
Renewable Energy Group, Inc.*	5,070	146
Resolute Energy Corp.*	200	7
Targa Resources Corp.	4,501	194
Tellurian, Inc.*	7,494	75
Williams Cos., Inc. (The)	22,397	603
		4,984
Personal Products - 0.2%
Edgewell Personal Care Co.*	11,294	446

Pharmaceuticals - 0.7%
Akorn, Inc.*(a)	2,440	9
Allergan plc	5,177	746
Aralez Pharmaceuticals, Inc. (Canada)*(a)	345	–
Bristol-Myers Squibb Co.	6,964	344
Dr Reddy's Laboratories Ltd., ADR (India)	2,692	103
Hikma Pharmaceuticals plc (Jordan)	6,786	143
Teva Pharmaceutical Industries Ltd., ADR (Israel)*	1,471	29
		1,374
Professional Services - 1.8%
Dun & Bradstreet Corp. (The)	5,100	738
Intertek Group plc (United Kingdom)	2,413	155
Intertrust NV (Netherlands)(e)	99,971	1,626
Nielsen Holdings plc	19,845	510
TriNet Group, Inc.*(a)	19,202	877
		3,906
Road & Rail - 0.4%
Canadian National Railway Co. (Canada)	6,400	534
CSX Corp.	4,960	326
		860
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.	1,285	345
Integrated Device Technology, Inc.*	12,600	615
Investments	Shares	Value ($000)
NXP Semiconductors NV (Netherlands)	2,650	231
		1,191
Software - 1.6%
Microsoft Corp.	15,006	1,567
MINDBODY, Inc., Class A*	9,700	354
PTC, Inc.*	5,095	432
Red Hat, Inc.*	5,900	1,049
		3,402
Specialty Retail - 0.6%
Pets at Home Group plc (United Kingdom)	166,954	288
Rent-A-Center, Inc.*	4,800	84
Sports Direct International plc (United Kingdom)*	246,009	898
		1,270
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	4,992	831
Dell Technologies, Inc., Class C*(a)	939	46
Samsung Electronics Co. Ltd., GDR (South Korea)(e)	319	328
		1,205
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd.*	3,957	168
G-III Apparel Group Ltd.*	24,272	846
PVH Corp.	11,692	1,276
Tapestry, Inc.	6,506	252
		2,542
Tobacco - 0.3%
Philip Morris International, Inc.	9,455	725

Trading Companies & Distributors - 0.6%
Brenntag AG (Germany)	26,556	1,254

Water Utilities - 0.1%
AquaVenture Holdings Ltd.*	6,676	140
Connecticut Water Service, Inc.(a)	400	27
		167
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	8,085	563

TOTAL COMMON STOCKS (Cost $74,985)		75,071
Investments	Principal Amount ($)	Value ($000)

ASSET-BACKED SECURITIES - 8.9%

ALM XVIII Ltd.
Series 2016-18A, Class CR, (ICE LIBOR USD 3 Month + 3.00%), 5.79%, 1/15/2028(g)(h)	1,000,000	971
Atlas Senior Loan Fund IV Ltd.
Series 2013-2A, Class B2LR, (ICE LIBOR USD 3 Month + 4.90%), 7.51%, 2/17/2026(g)(h)	1,000,000	946

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
Atlas Senior Loan Fund V Ltd.
Series 2014-1A, Class DR2, (ICE LIBOR USD 3 Month + 4.00%), 6.78%, 7/16/2029(g)(h)	1,000,000	977
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class CR, (ICE LIBOR USD 3 Month + 2.45%), 5.24%, 10/15/2030(g)(h)	1,000,000	934
CarVal CLO Ltd.
Series 2018-1A, Class D, (ICE LIBOR USD 3 Month + 2.89%), 5.67%, 7/16/2031(g)(h)	1,000,000	941
Catamaran CLO Ltd.
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 5.56%, 4/22/2027(g)(h)	1,000,000	953
Series 2013-1A, Class DR, (ICE LIBOR USD 3 Month + 2.80%), 5.56%, 1/27/2028(g)(h)	1,000,000	950
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF4, 4.87%, 9/25/2034(i)	80,663	81
DT Auto Owner Trust
Series 2015-3A, Class D, 4.53%, 10/17/2022(g)	773,530	778
Garrison Funding Ltd.
Series 2015-1A, Class CR, (ICE LIBOR USD 3 Month + 3.90%), 6.59%, 9/21/2029(g)(h)	1,000,000	1,004
Jamestown CLO V Ltd.
Series 2014-5A, Class B2R, 3.84%, 1/17/2027(g)	1,000,000	992
JP Morgan Mortgage Acquisition Trust
Series 2007-CH1, Class AF6, 4.91%, 11/25/2036(j)	93,034	94
Mountain View CLO LLC
Series 2017-1A, Class D, (ICE LIBOR USD 3 Month + 3.60%), 6.38%, 10/16/2029(g)(h)	1,000,000	987
New Residential Mortgage LLC
Series 2018-FNT2, Class D, 4.92%, 7/25/2054(g)	1,045,487	1,054
Octagon Investment Partners XIV Ltd.
Series 2012-1A, Class CR, (ICE LIBOR USD 3 Month + 4.00%), 6.79%, 7/15/2029(g)(h)	1,000,000	1,003
OFSI Fund V Ltd.
Series 2013-5A, Class B2L, (ICE LIBOR USD 3 Month + 5.25%), 8.02%, 4/17/2025(g)(h)	1,000,000	1,000
Investments	Principal Amount ($)	Value ($000)
OneMain Financial Issuance Trust
Series 2015-2A, Class D, 5.64%, 7/18/2025(g)	1,500,000	1,508
TICP CLO II-2 Ltd.
Series 2018-IIA, Class C, (ICE LIBOR USD 3 Month + 2.95%, 2.95% Floor), 5.71%, 4/20/2028(g)(h)	1,000,000	956
WhiteHorse X Ltd.
Series 2015-10A, Class DR, (ICE LIBOR USD 3 Month + 3.00%, 3.00% Floor), 5.77%, 4/17/2027(g)(h)	1,000,000	962
Z Capital Credit Partners CLO Ltd.
Series 2015-1A, Class DR, (ICE LIBOR USD 3 Month + 3.10%, 3.10% Floor), 5.88%, 7/16/2027(g)(h)	2,000,000	1,932
TOTAL ASSET-BACKED SECURITIES (Cost $19,537)		19,023
Investments	Principal Amount ($)	Value ($000)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%

BAMLL 2014-ICTS, Class E, Escrow,
5.02%, 6/15/2028(c)(d)(f)(i)	3,000,000	—
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class E, 4.35%, 10/15/2034(g)(i)	1,000,000	993
CHT Mortgage Trust
Series 2017-CSMO, Class F, (ICE LIBOR USD 1 Month + 3.74%, 3.74% Floor), 6.25%, 11/15/2036(g)(h)	1,000,000	999
COMM Mortgage Trust
Series 2014-PAT, Class E, (ICE LIBOR USD 1 Month + 3.15%, 3.15% Floor), 5.66%, 8/13/2027(g)(h)	4,800,000	4,804
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-PHH, Class E, (ICE LIBOR USD 1 Month + 2.41%, 2.26% Floor), 4.92%, 6/15/2035(g)(h)	1,000,000	991
Lone Star Portfolio Trust
Series 2015-LSP, Class E, (ICE LIBOR USD 1 Month + 5.85%, 5.60% Floor), 8.36%, 9/15/2028(g)(h)	1,109,189	1,118
Morgan Stanley Capital I Trust
Series 2018-BOP, Class F, (ICE LIBOR USD 1 Month + 2.50%, 2.50% Floor), 5.01%, 8/15/2033(g)(h)	1,000,000	985
Series 2017-JWDR, Class E, (ICE LIBOR USD 1 Month + 3.05%, 3.05% Floor), 5.56%, 11/15/2034(g)(h)	1,000,000	989

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
Palisades Center Trust
Series 2016-PLSD, Class D, 4.74%, 4/13/2033(g)	1,000,000	985
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,929)		11,864

Investments	Principal Amount ($)	Value ($000)
LOAN ASSIGNMENTS - 4.8%

Aerospace and Defense - 0.2%
Maxar Technologies Ltd., Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 10/4/2024(h)(k)(l)	361,000	315
StandardAero, Term Loan
1/23/2026(k)(l)	13,657	14
StandardAero Holding, Borrow Term Loan
12/30/2024(k)(l)	7,343	7
		336
Capital Markets - 0.2%
Financial & Risk US Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.25%, 10/1/2025(h)	309,000	296
VFH Parent LLC, Term Loan
1/30/2026(k)(l)	163,000	163
		459
Chemicals - 0.1%
Unifrax, 2nd Lien Term Loan
(ICE LIBOR USD 6 Month + 8.50%), 11.28%, 11/5/2026(c)(h)	95,000	90
Unifrax, Term Loan
(ICE LIBOR USD 6 Month + 3.75%), 6.53%, 11/5/2025(h)	96,000	90
		180
Commercial Services & Supplies - 0.3%
APX Group, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 7.50%, 4/1/2024(h)	151,620	149
Cenveo Corp, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 9.00%), 11.54%, 6/7/2023(c)(h)	142,000	131
PSC Industrial Holdings Corp., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 8.50%), 11.01%, 10/11/2025(c)(d)(h)	218,000	210
Quad/Graphics, Inc., Term Loan B
12/31/2100(d)(k)(l)	173,000	172
		662

Investments	Principal Amount ($)	Value ($000)
Communications Equipment - 0.2%
4L Holdings Corp., Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 7.00%, 5/8/2020(d)(h)	442,578	427
Global Tel Link Corp., 1st Lien Term Loan
(ICE LIBOR USD 6 Month + 4.25%), 6.96%, 12/31/2100(h)	46,000	45
		472
Consumer Products - 0.1%
Champ Acquisition Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 8.13%, 12/17/2025(d)(h)	190,000	189

Diversified Consumer Services - 0.2%
Caliber Collision, Term Loan
1/23/2026(k)(l)	32,000	32
Cambium Learning Group, Term Loan
0.00%, 11/20/2026(c)(d)	193,000	188
Cengage Learning, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.77%, 6/7/2023(h)	344,549	291
		511
Diversified Financial Services - 0.0%(b)
Intelsat Jackson Holdings SA, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.25%, 11/27/2023(h)	68,000	67

Diversified Telecommunication Services - 0.3%
Securus Technologies Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 8.25%), 10.75%, 11/1/2025(h)	268,000	259
US TelePacific Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 7.80%, 5/2/2023(h)	350,667	338
		597
Electric Utilities - 0.3%
Sandy Creek Energy Associates LP, Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 6.80%, 11/9/2020(h)	795,955	680

Energy Equipment & Services - 0.3%
Seadrill Operating LP, Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 8.80%, 2/21/2021(h)	835,997	672

Food & Staples Retailing - 0.1%
United Natural Foods, Inc., Term Loan B

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
(ICE LIBOR USD 1 Month + 4.25%), 6.75%, 10/22/2025(h)	183,000	157

Food Products - 0.2%
H-Food, Incremental Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 6.50%, 5/23/2025(h)	26,000	25
Give & Go Prepared Foods Corp., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 7.05%, 7/29/2023(h)	352,538	311
		336

Health Care Equipment & Supplies - 0.1%
Lifescan Global Corp., Term Loan
(ICE LIBOR USD 3 Month + 6.00%), 8.80%, 10/1/2024(h)	212,000	203

Health Care Providers and Services - 0.3%
Air Methods Corp., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 6.30%, 4/22/2024(h)	147,000	119
Regionalcare Hospital, Term Loan B
(ICE LIBOR USD 3 Month + 4.50%), 7.13%, 11/16/2025(h)	601,000	586
		705
Household Durables - 0.1%
Traeger Pellet Grills LLC, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 11.30%, 9/25/2025(c)(h)	114,000	108

Insurance - 0.6%
AmTrust Financial Services, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 8.50%), 11.00%, 3/2/2026(c)(d)(h)	225,000	219
Confie Seguros Holding II Co., Term Loan B
(ICE LIBOR USD 3 Month + 5.25%), 7.96%, 4/19/2022(h)	833,491	829
Confie Seguros Holding, Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 11.24%, 12/30/2024(c)(h)	173,000	169
		1,217
Leisure Products - 0.2%
Callaway Golf Co., Term Loan B
(ICE LIBOR USD 6 Month + 4.50%), 7.01%, 12/14/2025(d)(h)	56,000	56
Pure Fishing, Inc., 1st Lien Term Loan
Investments	Principal Amount ($)	Value ($000)
(ICE LIBOR USD 6 Month + 4.50%), 7.32%, 12/22/2025(d)(h)	203,000	198
Recess Holdings, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 10.40%, 9/29/2025(c)(d)(h)	174,000	166
		420
Multiline Retail - 0.1%
JC Penney Corp., Inc., Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 6.96%, 6/23/2023(h)	343,484	297

Oil, Gas & Consumable Fuels - 0.5%
Southcross Energy Partners LP, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 7.05%, 8/4/2021(c)(h)	1,088,697	976

Personal Products - 0.1%
Knowlton Packaging, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.75%, 11/20/2026(h)	223,000	221

Real Estate Management & Development - 0.1%
Toys 'R' Us Property Co. I LLC, Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 7.52%, 8/21/2019(h)	242,000	218

Software - 0.2%
Cast & Crew Payroll LLC, 1st Lien Term Loan
1/16/2026(k)(l)	57,000	57
McAfee LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 6.25%, 9/30/2024(h)	338,833	337
Mitchell International, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.75%, 11/29/2024(h)	124,686	119
		513
TOTAL LOAN ASSIGNMENTS (Cost $10,444)		10,196
Investments	Principal Amount ($)	Value ($000)

CORPORATE BONDS - 3.3%

Chemicals - 0.5%
Hexion, Inc.
6.63%, 4/15/2020	1,025,000	821
10.00%, 4/15/2020	215,000	177
10.38%, 2/1/2022(g)	215,000	172
Momentive Performance Materials, Inc. Escrow

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
10.00%, 10/15/2020(c)(d)(f)(m)	613,000	—
		1,170
Communications Equipment - 0.1%
Riverbed Technology, Inc.
8.88%, 3/1/2023(g)	258,000	188

Diversified Telecommunication Services - 1.0%
Frontier Communications Corp.
9.00%, 8/15/2031	431,000	236
Intelsat Jackson Holdings SA (Luxembourg)
8.50%, 10/15/2024(g)	242,000	244
9.75%, 7/15/2025(g)	1,576,000	1,641
Oi SA (Brazil)
10.00%, 7/27/2025(n)	118,000	120
		2,241
Electric Utilities - 0.2%
Pacific Gas & Electric Co.
4.25%, 8/1/2023(g)(m)	218,000	183
6.05%, 3/1/2034(m)	146,000	127
4.45%, 4/15/2042(m)	273,000	211
		521
Energy Equipment & Services - 0.2%
McDermott Technology Americas, Inc.
10.63%, 5/1/2024(g)	380,000	340

Food Products - 0.0%(b)
Campbell Soup Co.
4.80%, 3/15/2048	97,000	87

Health Care Providers & Services - 0.2%
Community Health Systems, Inc.
6.25%, 3/31/2023	351,000	335

Independent Power and Renewable Electricity Producers - 0.2%
GenOn Energy, Inc.
(ICE LIBOR USD 3 Month + 6.50%), 9.39%, 12/1/2023(h)	435,497	432
GenOn Energy, Inc. Escrow
9.50%, 10/15/2018(c)(d)(f)(m)	354,000	—
9.88%, 10/15/2020(c)(d)(f)(m)	1,655,000	—
		432
Leisure Products - 0.1%
Mattel, Inc.
6.20%, 10/1/2040	217,000	169

Marine - 0.1%
Navios Maritime Holdings, Inc. (Greece)
11.25%, 8/15/2022(g)	303,000	211

Media - 0.4%
iHeartCommunications, Inc.
9.00%, 12/15/2019(m)	865,000	580
Univision Communications, Inc.
Investments	Principal Amount ($)	Value ($000)
5.13%, 2/15/2025(g)	197,000	179
		759
Oil, Gas & Consumable Fuels - 0.3%
Denbury Resources, Inc.
9.00%, 5/15/2021(g)	144,000	142
9.25%, 3/31/2022(g)	412,000	405
Jones Energy Holdings LLC
9.25%, 3/15/2023(g)	118,000	92
Midstates Petroleum Co., Inc. Escrow
10.00%, 6/1/2020(c)(d)(f)(m)	1,848,000	—
		639
TOTAL CORPORATE BONDS (Cost $7,578)		7,092

Investments	Principal Amount ($)	Value ($000)

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
Alternative Loan Trust
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	881,796	834
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A2, 4.51%, 7/25/2037(i)	209,472	206
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A10, 6.25%, 6/25/2036	1,323,033	1,365
FNMA
Series 2016-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%, 4.45% Floor), 6.96%, 1/25/2029(h)	1,000,000	1,096
Series 2018-C03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%, 2.15% Floor), 4.66%, 10/25/2030(h)	1,000,000	1,000
MASTR Alternative Loan Trust
Series 2004-10, Class 4A1, 6.00%, 9/25/2019	27,356	28
STACR Trust
Series 2018-HRP1, Class M2, (ICE LIBOR USD 1 Month + 1.65%), 4.16%, 4/25/2043(g)(h)	914,866	922
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-S1, Class 1A11, 5.50%, 3/25/2034	80,620	80
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	348,390	344
Wells Fargo Mortgage Backed Securities Trust
Series 2007-14, Class 1A1, 6.00%, 10/25/2037	351,309	344
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,244)		6,219

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Investments	Principal Amount ($)	Value ($000)
CONVERTIBLE BONDS - 1.3%

Diversified Telecommunication Services - 0.4%
Inmarsat plc (United Kingdom)
3.88%, 9/9/2023(e)	800,000	856
Intelsat SA
4.50%, 6/15/2025(g)	56,000	89
		945
Media - 0.6%
DISH Network Corp.
3.38%, 8/15/2026	1,554,000	1,320

Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.
5.50%, 9/15/2026(j)	352,000	313

Wireless Telecommunication Services - 0.1%
Gogo, Inc.
6.00%, 5/15/2022(g)	224,000	218

TOTAL CONVERTIBLE BONDS (Cost $3,192)		2,796
Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - 1.3%

Capital Markets - 0.2%
Blackstone Group LP (The)	13,795	465

Energy Equipment & Services - 0.1%
USA Compression Partners LP	5,366	79

Oil, Gas & Consumable Fuels - 1.0%
Crestwood Equity Partners LP	8,797	279
Energy Transfer LP	46,757	688
Enterprise Products Partners LP	21,878	605
Magellan Midstream Partners LP	3,039	187
NGL Energy Partners LP	5,096	60
Noble Midstream Partners LP	2,374	77
Oasis Midstream Partners LP	6,405	121
Western Gas Partners LP	1,808	87
		2,104
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,754)		2,648

Investments	Shares	Value ($000)

CLOSED END FUNDS - 0.4%

Internet & Direct Marketing Retail - 0.4%
Altaba, Inc.*(a)
(Cost $460)	12,100	829

Investments	Principal Amount ($)	Value ($000)

U.S. TREASURY OBLIGATIONS - 0.1%

U.S. Treasury Bonds
3.00%, 2/15/2047
(Cost $193)	185,000	185

Investments	No. of Rights	Value ($000)
RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Ambit Biosciences Corp. (Daiichi Sankyo Co. Ltd.), CVR*(c)(d)(f)	70,000	42
Tobira Therapeutics, Inc., CVR*(c)(d)(f)	6,900	1
		43
Food Products - 0.0%(b)
Schuman, Inc., CVR*(c)(d)(f)	9,200	18

Media - 0.0%
Media General, Inc., CVR*(c)(d)(f)	76,116	—

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (AstraZeneca plc), CVR (United Kingdom)*(c)(d)(f)	100	—

TOTAL RIGHTS (Cost $24)		61
Investments	Shares	Value ($000)

PREFERRED STOCKS - 0.0%(b)

Media - 0.0%(b)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039(a)(o)
(Cost $36)	1,860	46

Investments	No. of Warrants	Value ($000)

WARRANTS - 0.0%(b)

Capital Markets - 0.0%(b)
J2 Acquisition Ltd., expiring 9/7/2027*	9,800	3
Nebula Acquisition Corp., expiring 1/12/2023*	2,366	2
Trinity Merger Corp., expiring 5/31/2023*(a)	10,800	4
VectoIQ Acquisition Corp., expiring 6/11/2023*(a)	6,400	3
		12

Energy Equipment & Services - 0.0%(b)
US Well Services, Inc., expiring 5/28/2021*	21,837	15

Thrifts & Mortgage Finance - 0.0%(b)
Ditech Holding Corp., expiring 2/9/2028*	3,869	–

TOTAL WARRANTS (Cost $5)		27

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Investments	Shares	Value ($000)

SHORT-TERM INVESTMENTS - 31.8%

INVESTMENT COMPANIES - 31.8%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 2.24%(p)(q) (Cost $67,861)	67,861,001	67,861

TOTAL OPTIONS PURCHASED 0.0%(b)(r) (Cost $65)		48

TOTAL LONG POSITIONS (Cost $205,307)		203,966

Investments	Shares	Value ($000)

SHORT POSITIONS - (10.1)%(s)

COMMON STOCKS - (8.3)%

Airlines - (0.4)%
Allegiant Travel Co.	(2,505)	(326)
Exchange Income Corp. (Canada)	(20,195)	(447)
		(773)
Automobiles - (0.2)%
Tesla, Inc.*	(1,155)	(355)

Banks - (2.3)%
Banco Bilbao Vizcaya Argentaria SA (Spain)	(88,910)	(526)
Barclays plc (United Kingdom)	(219,500)	(455)
Canadian Imperial Bank of Commerce (Canada)	(6,420)	(544)
Fifth Third Bancorp	(1,160)	(31)
First Merchants Corp.	(1,184)	(43)
Laurentian Bank of Canada (Canada)	(12,690)	(427)
Lloyds Banking Group plc (United Kingdom)	(586,900)	(446)
Royal Bank of Canada (Canada)	(7,505)	(571)
Royal Bank of Scotland Group plc (United Kingdom)	(167,250)	(529)
Societe Generale SA (France)	(13,069)	(406)
Svenska Handelsbanken AB, Class A (Sweden)	(32,155)	(349)
UniCredit SpA (Italy)	(36,770)	(425)
Wells Fargo & Co.	(4,834)	(236)
		(4,988)
Chemicals - (0.2)%
Valvoline, Inc.	(19,756)	(437)

Construction & Engineering - (0.2)%
Badger Daylighting Ltd. (Canada)	(17,860)	(475)

Diversified Consumer Services - (0.3)%
Adtalem Global Education, Inc.*	(7,012)	(343)
Sotheby's*	(7,430)	(300)
		(643)
Diversified Telecommunication Services - (0.1)%
Inmarsat plc (United Kingdom)	(26,787)	(130)

Investments	Shares	Value ($000)
Electrical Equipment - (0.2)%
Acuity Brands, Inc.	(3,865)	(467)

Electronic Equipment, Instruments & Components - (0.0)%(b)
II-VI, Inc.*	(577)	(22)

Energy Equipment & Services - (0.1)%
Helmerich & Payne, Inc.	(637)	(36)
Keane Group, Inc.*	(4,372)	(44)
Patterson-UTI Energy, Inc.	(1,619)	(19)
ProPetro Holding Corp.*	(4,884)	(80)
RPC, Inc.	(4,411)	(47)
Superior Energy Services, Inc.*	(3,241)	(13)
		(239)
Entertainment - (0.1)%
Walt Disney Co. (The)	(1,600)	(178)

Equity Real Estate Investment Trusts (REITs) - (0.2)%
AvalonBay Communities, Inc.	(2,260)	(436)

Health Care Providers & Services - (0.0)%(b)
Tivity Health, Inc.*	(200)	(4)

Household Durables - (0.1)%
Lennar Corp., Class A	(2,391)	(113)

Insurance - (0.2)%
Trupanion, Inc.*	(17,437)	(463)

Interactive Media & Services - (0.2)%
Zillow Group, Inc., Class C*	(13,679)	(480)

Internet & Direct Marketing Retail - (0.3)%
Alibaba Group Holding Ltd., ADR (China)*	(4,196)	(707)

IT Services - (0.4)%
Alliance Data Systems Corp.	(2,000)	(355)
Fiserv, Inc.*	(1,757)	(146)
Western Union Co. (The)	(23,457)	(428)
		(929)
Leisure Products - (0.1)%
Mattel, Inc.*	(12,384)	(147)

Machinery - (0.1)%
Illinois Tool Works, Inc.	(2,008)	(276)

Media - (0.7)%
Discovery, Inc., Class A*	(1,005)	(28)
DISH Network Corp., Class A*	(8,345)	(256)
EW Scripps Co. (The), Class A	(12,498)	(235)
New Media Investment Group, Inc.	(25,353)	(347)
Omnicom Group, Inc.	(7,463)	(581)
		(1,447)
Metals & Mining - (0.1)%
Newmont Mining Corp.	(2,160)	(74)
Pan American Silver Corp. (Canada)	(1,816)	(27)
		(101)
Multiline Retail - (0.2)%
Canadian Tire Corp. Ltd., Class A (Canada)	(3,965)	(451)

Oil, Gas & Consumable Fuels - (0.0)%(b)
Chesapeake Energy Corp.*	(14,379)	(41)
Cimarex Energy Co.	(47)	(4)
		(45)
Personal Products - (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(2,385)	(325)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Investments	Shares	Value ($000)
Pharmaceuticals - (0.0)%(b)
Bristol-Myers Squibb Co.	(775)	(38)

Real Estate Management & Development - (0.2)%
Realogy Holdings Corp.	(26,150)	(464)

Semiconductors & Semiconductor Equipment - (0.1)%
KLA-Tencor Corp.	(1,750)	(187)

Software - (0.4)%
Ellie Mae, Inc.*	(6,430)	(488)
Oracle Corp.	(6,896)	(346)
VMware, Inc., Class A	(365)	(55)
		(889)
Specialty Retail - (0.1)%
Sally Beauty Holdings, Inc.*	(9,497)	(164)

Textiles, Apparel & Luxury Goods - (0.1)%
Under Armour, Inc., Class C*	(6,703)	(127)

Thrifts & Mortgage Finance - (0.5)%
Genworth MI Canada, Inc. (Canada)	(17,650)	(600)
Home Capital Group, Inc. (Canada)*	(38,105)	(488)
		(1,088)
TOTAL COMMON STOCKS (Proceeds $(18,201))		(17,588)
Investments	Shares	Value ($000)

EXCHANGE TRADED FUNDS - (1.1)%

Alerian MLP ETF	(135,318)	(1,332)
iShares Russell 2000 ETF	(2,447)	(365)
SPDR S&P 500 ETF Trust	(520)	(140)
SPDR S&P Oil & Gas Equipment & Services ETF	(5,785)	(63)
SPDR S&P Oil & Gas Exploration & Production ETF	(15,856)	(484)
VanEck Vectors Oil Services ETF	(1,276)	(22)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(2,650))		(2,406)

Investments		Principal Amount ($)	Value ($000)

CORPORATE BONDS - (0.7)%

Banks - (0.0)%(b)
Norddeutsche Landesbank Girozentrale (Germany)
6.00%, 6/29/2020	EUR	(51,000)	(57)

Diversified Telecommunication Services - (0.1)%
Frontier Communications Corp.
10.50%, 9/15/2022		(433,000)	(312)

Equity Real Estate Investment Trusts (REITs) - (0.2)%
CBL & Associates LP
5.25%, 12/1/2023		(222,000)	(189)
5.95%, 12/15/2026		(294,000)	(235)
			(424)
Food Products - (0.0)%(b)
Campbell Soup Co.
3.80%, 8/2/2042		(97,000)	(75)

Investments		Principal Amount ($)	Value ($000)
Health Care Providers & Services - (0.2)%
Community Health Systems, Inc.
5.13%, 8/1/2021		(351,000)	(341)

Media - (0.2)%
AMC Networks, Inc.
4.75%, 8/1/2025		(326,000)	(317)

TOTAL CORPORATE BONDS (Proceeds $(1,609))			(1,526)
Investments	Shares	Value ($000)

MASTER LIMITED PARTNERSHIPS - (0.0)%(b)

Oil, Gas & Consumable Fuels - (0.0)%(b)
Genesis Energy LP (Proceeds $-)	(28)	(1)

TOTAL SHORT POSITIONS (Proceeds $(22,460))		(21,521)

Total Investments - 85.5% (Cost $182,847)		182,445
Other Assets Less Liabilities - 14.5%(t)		30,838
Net Assets - 100.0%		213,283

*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian for securities sold short and/or options written.
(b)	Represents less than 0.05% of net assets.
(c)	Illiquid security.
(d)	Value determined using significant unobservable inputs.
(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At January 31, 2019, the total value of these securities amounted to approximately $3,484,000, which represents 1.6% of net assets of the Fund.

(f)
Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to approximately $65,000, which represents 0.0% of net assets of the Fund.

(g)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $35,738,000 of long positions, which represents 16.8% of net assets of the Fund. Securities denoted with “(g)” but without “(c)”, if any, have been deemed by the investment manager to be liquid.

(h)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

(i)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(j)
Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2019.

(k)	All or a portion of this security was purchased on a delayed delivery basis.
(l)	All or a portion of this security had not settled as of January 31, 2019 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	Defaulted security.
(n)	Payment in-kind security.
(o)	Perpetual security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(p)	Represents 7-day effective yield as of January 31, 2019.
(q)
All or a portion of this security is segregated in connection with obligations for futures, swaps, options written, and/or forward foreign currency contracts with a total value of approximately $65,291,000.

(r)	See "Purchased option contracts" under Derivative Instruments.
(s)	At January 31, 2019, the Fund had approximately $22,564,000 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(t)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2019.

Abbreviations
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligations
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
EUR	Euro
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SA	Société Anonyme
SpA	Società per Azioni
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	1	2/2019	$178,759	$3,012
HSCEI	2	2/2019	141,465	1,425
SGX FTSE China A50 Index	8	2/2019	91,900	1,374
Australia 10 Year Bond	14	3/2019	1,358,772	20,845
Australia 3 Year Bond	57	3/2019	4,657,737	17,066
Canada 10 Year Bond	7	3/2019	733,270	2,263
Canada 10 Year Bond	28	3/2019	2,933,080	36,351
CBOE Volatility Index	3	3/2019	53,325	(4,368)
Copper	2	3/2019	139,225	(341)
Euro-Bobl	64	3/2019	9,737,707	24,560
Euro-BTP	17	3/2019	2,521,199	57,415
Euro-Bund	7	3/2019	1,327,381	19,750
Euro-Bund	36	3/2019	6,826,531	60,488
Euro-Buxl	9	3/2019	1,914,618	66,879
Euro-OAT	17	3/2019	2,975,548	37,289
Euro-Schatz	68	3/2019	8,707,544	(3,683)
Foreign Exchange USD/NOK	2	3/2019	199,661	(2,014)
Foreign Exchange USD/SEK	1	3/2019	99,673	218
Long Gilt	1	3/2019	162,022	1,904
Long Gilt	14	3/2019	2,268,307	17,476
Milling Wheat No. 2	9	3/2019	105,203	(896)
MSCI Emerging Markets
E-Mini Index	1	3/2019	53,230	1,229
Palladium	3	3/2019	389,970	42,377
Silver	5	3/2019	401,800	2,240
Soybean Oil	4	3/2019	72,408	(352)
U.S. Treasury 10 Year Note	35	3/2019	4,286,406	30,658
U.S. Treasury 2 Year Note	20	3/2019	4,246,563	2,285
U.S. Treasury 5 Year Note	45	3/2019	5,168,672	17,056
U.S. Treasury Long Bond	8	3/2019	1,173,500	13,989
U.S. Treasury Ultra Bond	3	3/2019	483,375	1,903
100 oz Gold	16	4/2019	2,120,320	28,468
Live Cattle	11	4/2019	555,720	(3,528)
3 Month Canadian Bankers Acceptance	51	9/2019	9,491,057	10,475
3 Month Sterling	73	9/2019	11,852,855	5,033
3 Month Canadian Bankers Acceptance	42	12/2019	7,814,567	5,355
3 Month Euro Euribor	94	12/2019	26,963,999	5,732
3 Month Sterling	65	12/2019	10,548,051	5,287
3 Month Euro Euribor	94	6/2020	26,945,170	12,731
3 Month Eurodollar	24	6/2020	5,851,800	345
3 Month Sterling	60	6/2020	9,730,760	5,510
3 Month Eurodollar	31	12/2020	7,561,287	3,808
3 Month Sterling	63	12/2020	10,210,585	6,464
3 Month Euro Euribor	79	6/2021	22,600,197	23,573
3 Month Eurodollar	46	6/2021	11,224,575	4,194
3 Month Sterling	73	6/2021	11,823,533	6,354
3 Month Eurodollar	54	6/2022	13,167,900	10,629
Total Long Contracts			$251,871,227	$598,828

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short Contracts
Brent Crude Oil	(3)	2/2019	$(182,520)	$(2,124)
CAC 40 10 Euro Index	(2)	2/2019	(114,254)	(4,736)
MSCI Singapore Index	(1)	2/2019	(26,627)	66
Natural Gas	(1)	2/2019	(28,140)	8
NY Harbor ULSD	(2)	2/2019	(157,702)	2,041

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
OMXS30 Index	(1)	2/2019	$(16,760)	$(538)
RBOB Gasoline	(6)	2/2019	(347,155)	21,673
Sugar No. 11	(1)	2/2019	(14,258)	(1,022)
WTI Crude Oil	(2)	2/2019	(107,580)	(1,384)
Brent Crude Oil	(1)	3/2019	(60,930)	(3,321)
Canola	(19)	3/2019	(139,310)	1,520
Coffee 'C'	(5)	3/2019	(198,563)	587
Corn	(6)	3/2019	(112,950)	(290)
Cotton No. 2	(5)	3/2019	(186,000)	3,607
EURO STOXX 50 Index	(17)	3/2019	(613,322)	(25,606)
Euro-BTP	(9)	3/2019	(1,334,752)	(61,186)
Euro-OAT	(2)	3/2019	(350,064)	(4,437)
FCOJ-A	(1)	3/2019	(18,015)	2,900
Foreign Exchange AUD/USD	(80)	3/2019	(5,816,000)	(64,702)
Foreign Exchange CAD/USD	(10)	3/2019	(762,450)	(15,175)
Foreign Exchange EUR/USD	(200)	3/2019	(28,716,250)	(129,759)
Foreign Exchange GBP/USD	(7)	3/2019	(574,919)	(21,543)
Foreign Exchange JPY/USD	(2)	3/2019	(230,387)	(7,630)
Foreign Exchange MXN/USD	(5)	3/2019	(129,825)	(8,276)
Foreign Exchange NZD/USD	(2)	3/2019	(138,260)	(145)
Foreign Exchange ZAR/USD	(13)	3/2019	(487,175)	(39,461)
FTSE 100 Index	(2)	3/2019	(181,067)	(3,087)
FTSE 100 Index	(2)	3/2019	(181,066)	(4,703)
Japan 10 Year Bond	(9)	3/2019	(12,616,112)	(63,168)
KC HRW Wheat	(4)	3/2019	(99,800)	83
Low Sulphur Gasoil	(2)	3/2019	(116,450)	(3,153)
Nikkei 225 Mini Index	(10)	3/2019	(190,498)	(1,456)
Robusta Coffee	(12)	3/2019	(186,120)	(3,072)
Russell 2000 E-Mini Index	(1)	3/2019	(75,010)	(9,467)
S&P 500 E-Mini Index	(22)	3/2019	(2,974,950)	(164,102)
Soybean Meal	(8)	3/2019	(248,000)	1,362
U.S. Treasury 10 Year Note	(7)	3/2019	(857,281)	(13,075)
Wheat	(3)	3/2019	(77,475)	(820)
Brent Crude Oil	(1)	4/2019	(61,020)	1,159
Platinum	(8)	4/2019	(329,880)	(9,143)
Rapeseed	(2)	4/2019	(42,579)	(30)
WTI Crude Oil	(1)	11/2019	(54,960)	(5,552)
Total Short Contracts			$(59,156,436)	$(637,157)
Total Futures				$(38,329)

At January 31, 2019, the Fund had $2,558,941 deposited in segregated accounts to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	775,541	CHF	767,581	JPMorgan Chase Bank, NA	2/22/2019	$2,432
USD	1,581,189	HKD	12,388,560	JPMorgan Chase Bank, NA	2/22/2019	1,235
USD	6,112	SEK	55,000	JPMorgan Chase Bank, NA	2/22/2019	25
CAD	5,250,000	USD	3,939,599	JPMorgan Chase Bank, NA	3/14/2019	59,371
EUR	1,023,000	USD	1,165,404	JPMorgan Chase Bank, NA	3/14/2019	9,154
GBP	1,285,000	USD	1,625,756	JPMorgan Chase Bank, NA	3/14/2019	62,798
USD	197,832	GBP	150,000	JPMorgan Chase Bank, NA	3/14/2019	725
AUD	2,460,000	JPY	191,002,345	Societe Generale	3/20/2019	29,682
AUD	5,210,000	USD	3,729,978	Societe Generale	3/20/2019	59,501
BRL**	7,060,000	USD	1,859,975	Societe Generale	3/20/2019	70,354
CAD	4,300,000	USD	3,230,907	Societe Generale	3/20/2019	44,951
CLP**	822,010,000	USD	1,214,092	Societe Generale	3/20/2019	39,443
EUR	3,460,000	USD	3,964,066	Societe Generale	3/20/2019	10,739
GBP	2,200,000	USD	2,834,668	Societe Generale	3/20/2019	57,184
HUF	486,740,001	USD	1,744,275	Societe Generale	3/20/2019	24,655

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
ILS	4,860,000	USD	1,324,001	Societe Generale	3/20/2019	$16,540
INR**	54,710,000	USD	761,747	Societe Generale	3/20/2019	5,282
JPY	123,639,097	AUD	1,540,000	Societe Generale	3/20/2019	18,900
JPY	588,500,000	USD	5,325,786	Societe Generale	3/20/2019	95,720
KRW**	2,610,520,000	USD	2,338,028	Societe Generale	3/20/2019	11,705
MXN	43,560,000	USD	2,210,835	Societe Generale	3/20/2019	52,457
NOK	11,730,000	USD	1,369,350	Societe Generale	3/20/2019	24,179
NZD	3,260,000	USD	2,230,940	Societe Generale	3/20/2019	24,453
PHP**	131,600,000	USD	2,483,946	Societe Generale	3/20/2019	33,208
PLN	12,270,000	EUR	2,849,403	Societe Generale	3/20/2019	27,096
PLN	12,790,000	USD	3,415,664	Societe Generale	3/20/2019	24,668
SGD	12,600,000	USD	9,269,066	Societe Generale	3/20/2019	99,465
THB	54,450,000	USD	1,689,176	Societe Generale	3/20/2019	55,465
TRY	6,257,405	EUR	980,000	Societe Generale	3/20/2019	57,051
TRY	6,810,000	USD	1,226,841	Societe Generale	3/20/2019	60,480
TRY	1,000,000	ZAR	2,512,510	Societe Generale	3/20/2019	532
USD	16,406	BRL**	60,000	Societe Generale	3/20/2019	–
USD	4,174,819	CHF	4,110,000	Societe Generale	3/20/2019	24,877
USD	1,174,129	EUR	1,020,000	Societe Generale	3/20/2019	2,364
USD	15,345	HUF	4,220,000	Societe Generale	3/20/2019	8
USD	445,366	INR**	31,530,000	Societe Generale	3/20/2019	3,321
USD	687,009	JPY	74,000,000	Societe Generale	3/20/2019	5,292
USD	110,010	MXN	2,110,000	Societe Generale	3/20/2019	378
USD	27,711	NZD	40,000	Societe Generale	3/20/2019	37
USD	76,326	PHP**	3,990,000	Societe Generale	3/20/2019	7
USD	2,241,454	SEK	20,110,000	Societe Generale	3/20/2019	11,377
USD	260,362	SGD	350,000	Societe Generale	3/20/2019	124
ZAR	835,224	TRY	330,000	Societe Generale	3/20/2019	281
ZAR	11,430,000	USD	815,537	Societe Generale	3/20/2019	42,002
CAD	322,332	USD	243,645	JPMorgan Chase Bank, NA	3/29/2019	1,973
Total unrealized appreciation						$1,171,491

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	4,337,875	EUR	3,798,104	JPMorgan Chase Bank, NA	2/22/2019	$(15,657)
USD	1,849,603	GBP	1,434,902	JPMorgan Chase Bank, NA	2/22/2019	(34,053)
USD	12,022	TRY	65,815	JPMorgan Chase Bank, NA	2/22/2019	(595)
EUR	199,000	USD	229,542	JPMorgan Chase Bank, NA	3/14/2019	(1,059)
SEK	3,065,000	USD	340,525	JPMorgan Chase Bank, NA	3/14/2019	(810)
USD	262,765	GBP	200,000	JPMorgan Chase Bank, NA	3/14/2019	(46)
AUD	770,000	JPY	62,355,387	Societe Generale	3/20/2019	(14,386)
AUD	570,000	USD	415,090	Societe Generale	3/20/2019	(502)
CAD	120,000	USD	91,480	Societe Generale	3/20/2019	(61)
CHF	3,440,000	USD	3,509,668	Societe Generale	3/20/2019	(36,236)
CLP**	27,560,000	USD	42,147	Societe Generale	3/20/2019	(119)
EUR	1,878,201	PLN	8,100,000	Societe Generale	3/20/2019	(21,137)
EUR	460,000	TRY	2,972,723	Societe Generale	3/20/2019	(33,503)
EUR	4,190,000	USD	4,832,400	Societe Generale	3/20/2019	(18,974)
GBP	370,000	USD	488,046	Societe Generale	3/20/2019	(1,689)
HUF	26,830,000	USD	97,766	Societe Generale	3/20/2019	(260)
INR**	62,660,000	USD	887,015	Societe Generale	3/20/2019	(8,531)
JPY	196,205,702	AUD	2,530,000	Societe Generale	3/20/2019	(32,661)
JPY	218,980,000	USD	2,027,731	Societe Generale	3/20/2019	(10,398)
KRW**	470,120,000	USD	424,228	Societe Generale	3/20/2019	(1,073)
MXN	14,970,000	USD	780,757	Societe Generale	3/20/2019	(2,945)
NOK	1,170,000	USD	139,336	Societe Generale	3/20/2019	(339)
NZD	70,000	USD	48,502	Societe Generale	3/20/2019	(74)
PHP**	90,000	USD	1,724	Societe Generale	3/20/2019	(3)
PLN	160,000	USD	43,059	Societe Generale	3/20/2019	(21)
SEK	17,160,000	USD	1,928,000	Societe Generale	3/20/2019	(25,060)
TRY	720,000	ZAR	1,862,058	Societe Generale	3/20/2019	(3,596)
USD	4,102,552	AUD	5,740,000	Societe Generale	3/20/2019	(72,417)
USD	1,112,148	BRL**	4,300,000	Societe Generale	3/20/2019	(63,548)
USD	4,681,734	CAD	6,260,000	Societe Generale	3/20/2019	(87,302)
USD	574,108	CHF	570,000	Societe Generale	3/20/2019	(1,431)
USD	1,107,925	CLP**	761,180,000	Societe Generale	3/20/2019	(52,845)
USD	8,542,954	EUR	7,460,000	Societe Generale	3/20/2019	(27,011)
USD	3,105,095	GBP	2,440,000	Societe Generale	3/20/2019	(102,234)
USD	1,712,423	HUF	481,810,000	Societe Generale	3/20/2019	(38,592)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	1,636,276	ILS	6,080,000	Societe Generale	3/20/2019	$(40,778)
USD	920,192	INR**	66,190,000	Societe Generale	3/20/2019	(7,783)
USD	4,518,348	JPY	504,210,000	Societe Generale	3/20/2019	(126,635)
USD	2,337,802	KRW**	2,629,710,000	Societe Generale	3/20/2019	(29,206)
USD	996,361	MXN	20,290,000	Societe Generale	3/20/2019	(57,868)
USD	2,550,098	NOK	21,760,000	Societe Generale	3/20/2019	(34,993)
USD	1,698,665	NZD	2,520,000	Societe Generale	3/20/2019	(44,771)
USD	934,939	PHP**	49,820,000	Societe Generale	3/20/2019	(17,984)
USD	3,571,467	PLN	13,450,000	Societe Generale	3/20/2019	(46,397)
USD	726,420	SEK	6,580,000	Societe Generale	3/20/2019	(3,261)
USD	5,745,288	SGD	7,850,000	Societe Generale	3/20/2019	(91,454)
USD	755,526	THB	24,430,000	Societe Generale	3/20/2019	(27,239)
USD	646,609	TRY	3,650,000	Societe Generale	3/20/2019	(43,366)
USD	454,997	ZAR	6,540,000	Societe Generale	3/20/2019	(35,667)
ZAR	3,467,954	TRY	1,390,000	Societe Generale	3/20/2019	(2,573)
JPY	3,526,300	USD	32,684	JPMorgan Chase Bank, NA	3/29/2019	(171)
USD	237,742	CAD	322,332	JPMorgan Chase Bank, NA	3/29/2019	(7,877)
USD	32,161	JPY	3,526,300	JPMorgan Chase Bank, NA	3/29/2019	(352)
Total unrealized depreciation						$(1,327,543)
Net unrealized depreciation						$(156,052)

** Non-deliverable forward.

At January 31, 2019, the Fund had cash collateral of $205,991 and $1,236,936 deposited in a segregated account for JPMorgan Chase Bank, NA and Societe Generale, respectively, to cover collateral requirements on forward contracts.

Credit default swap contracts (“credit default swaps”)

At January 31, 2019, the Fund had outstanding credit default swap contracts as follows:

Over the counter Credit Default Swaps - Buy Protection

Reference Entity	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
Gap, Inc. (The), 5.95%, 04/12/2021	1.00%	quarterly	JPMorgan Chase Bank, NA	12/20/2021	$1,000,000	$66,695	$(72,866)	$(1,195)	$(7,366)
Hertz Corp. (The), 5.88%, 10/15/2020	5.00	quarterly	JPMorgan Chase Bank, NA	12/20/2020	1,000,000	–	(16,685)	(5,972)	(22,657)
International Lease Finance Corp., 8.25%, 12/15/2020	5.00	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	(85,707)	(29,722)	(5,972)	(121,401)
Kohl’s Corp., 4.00%, 11/01/2021	1.00	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	36,781	(46,926)	(1,194)	(11,339)
Macy’s, Inc., 3.45%, 01/15/2021	1.00	quarterly	JPMorgan Chase Bank, NA	12/20/2022	1,000,000	81,008	(56,375)	(1,194)	23,439
Nordstrom, Inc., 6.95%, 03/15/2028	1.00	quarterly	JPMorgan Chase Bank, NA	12/20/2021	1,000,000	15,924	(24,263)	(1,195)	(9,534)
Staples, Inc., 2.75%, 09/15/25	1.00	quarterly	JPMorgan Chase Bank, NA	12/20/2021	2,000,000	74,247	(10,285)	(2,389)	61,573
Total credit default swaps						$188,948	$(257,122)	$(19,111)	$(87,285)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen

KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Poland Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Equity swap contracts ("equity swaps")

At January 31, 2019, the Fund had outstanding equity swaps* as follows:

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value
JPMorgan Chase Bank, NA	The Fund receives the total return on a portfolio of long positions and pays a floating rate plus or minus a specified spread. The Fund pays the total return on a portfolio of short positions and receives a floating rate plus or minus a specified spread. The specified spreads range from -9.60% to 0.75%. The payments/receipts, based on the specified benchmark floating rates (see table below), may be denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments/receipts, if any, will be made at maturity.	2/11/2019 - 1/31/2020	$22,477,042	$(326,336)	$14,113	$(312,223)

* The following table represents required component disclosures associated with the equity swaps as of January 31, 2019.

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Positions
Australia
MYOB Group Ltd.	19,500	$48,052	$(350)

Finland
Amer Sports OYJ	7,295	323,974	2,611

Germany
Innogy SE	1,250	53,510	1,058
Innogy SE	798	37,814	4,433
			5,491
Netherlands
BinckBank NV	7,536	53,824	1,166
Gemalto NV	8,130	471,422	(1,115)
			51
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Norway
Oslo Bors VPS Holding ASA	350	$6,308	$292

Portugal
EDP - Energias de Portugal SA	12,859	46,952	1,815

Sweden
Ahlsell AB	4,377	26,388	769

United Kingdom
BTG plc	40,784	445,056	2,797
Jardine Lloyd Thompson Group plc	18,625	464,142	5,199
RPC Group plc	23,251	242,443	8,933
Spire Healthcare Group plc	7,267	11,867	110
			17,039
United States
Associated Banc-Corp.	24,107	521,917	(84,636)
Broadcom, Inc.	1,290	346,043	24,196
Cott Corp.	41,400	628,452	(5,747)
CSX Corp.	5,342	350,969	39,334
DXC Technology Co.	33,588	2,153,663	(319,072)
Equitrans Midstream Corp.	21,899	455,937	206,856
United Technologies Corp.	3,870	456,931	(55,780)
Wells Fargo & Co.	18,731	916,133	(111,203)
			(306,052)

Total Long Positions of Equity Swaps			$(278,334)
Short Positions
Canada
Canadian Tire Corp. Ltd.	(3,000)	(341,223)	10,212
Dollarama, Inc.	(9,200)	(247,653)	(11,163)
National Bank of Canada	(10,900)	(512,668)	(7,761)
			(8,712)
Netherlands
Signify NV	(6,965)	(172,756)	(3,500)
Spain
Grifols SA	(5,085)	(132,412)	18,063
Siemens Gamesa Renewable Energy SA	(17,871)	(253,235)	(11,672)
			6,391
Sweden
Volvo AB	(17,727)	(254,786)	28,152
Switzerland
Roche Holding AG	(2,584)	(685,853)	(15,725)
United Kingdom
Fiat Chrysler Automobiles NV	(19,745)	(339,811)	(43,880)
United States
ABM Industries, Inc.	(4,094)	(139,974)	(13,172)
Align Technology, Inc.	(805)	(200,405)	(31,350)
Altria Group, Inc.	(4,335)	(213,932)	43,379

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Amgen, Inc.	(1,545)	$(289,085)	$1,210
Bloom Energy Corp.	(7,900)	(74,655)	61,424
Cardinal Health, Inc.	(4,680)	(233,860)	11,200
Cheesecake Factory, Inc. (The)	(2,560)	(114,893)	(4,216)
Core-Mark Holding Co., Inc.	(7,222)	(201,349)	2,614
CVS Health Corp.	(3,515)	(230,408)	(5,357)
Dollar General Corp.	(1,711)	(197,501)	(18,033)
Estee Lauder Cos., Inc. (The)	(2,189)	(298,623)	(20,075)
F5 Networks, Inc.	(1,500)	(241,425)	24,870
Flowers Foods, Inc.	(17,911)	(352,130)	(1,278)
Fulton Financial Corp.	(22,071)	(354,240)	30,633
Genesee & Wyoming, Inc.	(2,655)	(208,471)	2,499
Hanesbrands, Inc.	(11,805)	(176,957)	(3,163)
Henry Schein, Inc.	(4,520)	(351,204)	(5,102)
Home Depot, Inc. (The)	(1,969)	(361,371)	(13,106)
Hormel Foods Corp.	(5,265)	(222,815)	(4,528)
KAR Auction Services, Inc.	(4,803)	(249,804)	18,914
Kohl's Corp.	(3,725)	(255,870)	(8,483)
Landstar System, Inc.	(2,825)	(286,964)	6,863
LivaNova plc	(2,326)	(214,736)	11,804
LyondellBasell Industries NV	(2,710)	(235,689)	30,671
Mercury Systems, Inc.	(3,901)	(228,716)	(55,504)
Merit Medical Systems, Inc.	(5,405)	(305,545)	(15,888)
Motorola Solutions, Inc.	(3,035)	(354,822)	(10,510)
Murphy USA, Inc.	(1,440)	(105,912)	11,610
Nuance Communications, Inc.	(22,675)	(359,852)	12,347
Old Dominion Freight Line, Inc.	(1,330)	(180,787)	(11,009)
Omnicom Group, Inc.	(4,906)	(382,079)	(7,261)
PACCAR, Inc.	(7,674)	(502,800)	(31,263)
Qualys, Inc.	(1,470)	(127,199)	(18,291)
Realogy Holdings Corp.	(8,871)	(157,460)	50,401
Robert Half International, Inc.	(3,970)	(255,787)	(10,827)
Rockwell Automation, Inc.	(1,591)	(269,706)	(1,693)
Semtech Corp.	(3,505)	(170,203)	(8,450)
Six Flags Entertainment Corp.	(3,720)	(229,115)	1,302
Skechers U.S.A., Inc.	(7,956)	(216,165)	(24,467)
Texas Roadhouse, Inc.	(3,664)	(222,918)	7,291
UMB Financial Corp.	(5,707)	(367,303)	5,316
Urban Outfitters, Inc.	(5,360)	(173,128)	631
VF Corp.	(6,230)	(524,379)	(4,174)
Walgreens Boots Alliance, Inc.	(4,127)	(298,217)	(11,866)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Reference Entity		Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
WR Berkley Corp.		(4,375)	$(336,394)	$(6,641)
				(10,728)

Total Short Positions of Equity Swaps				$(48,002)
Total Long and Short Positions of Equity Swaps with JPMorgan Chase Bank, NA				$(326,336)

Counterparty	Description	Maturity Dates	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value

Morgan Stanley Capital Services LLC	The Fund receives the total return on a portfolio of long positions and pays a floating rate plus or minus a specified spread. The Fund pays the total return on a portfolio of short positions and receives a floating rate plus or minus a specified spread. The specified spreads range from -1.88% to 1.40%. The payments/receipts, based on the specified benchmark floating rates (see table below), may be denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments/receipts, if any, will be made at maturity.	9/17/2019 - 12/12/2019	$9,920,230	$(898,435)	$37,695	$(860,740)

* The following table represents required component disclosures associated with the equity swaps as of January 31, 2019.

Reference Entity		Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Positions
Brazil
Hypera SA		12,290	$107,325	$25,819

France
Amundi SA		7,807	448,582	47,004
BNP Paribas SA		5,228	245,133	(40,259)
Danone SA		11,751	854,087	(4,852)
Iliad SA		4,662	534,146	(355,302)
Publicis Groupe SA		3,337	203,581	(37,758)
				(391,167)
Ireland
Ryanair Holdings plc		18,024	226,933	(73,823)

Italy
Anima Holding SpA		17,863	73,401	4,580

Luxembourg
Eurofins Scientific SE		1,851	744,919	(52,565)

South Africa
Aspen Pharmacare Holdings Ltd.		4,683	51,294	(36,515)

South Korea
NAVER Corp.		959	117,219	14,580

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Switzerland
LafargeHolcim Ltd. (Registered)	8,850	$414,979	$18,490

Turkey
Migros Ticaret A/S	16,524	54,369	(79,506)

United Kingdom
Barclays plc	43,014	89,241	(19,419)
ITV plc	26,308	44,616	(10,253)
Pets at Home Group plc	63,130	109,132	(1,481)
			(31,153)

Total Long Positions of Equity Swaps			$(601,260)
Short Positions
Belgium
Colruyt SA	(8,630)	(619,739)	(151,464)

France
Electricite de France SA	(9,114)	(150,532)	(70,891)
Lagardere SCA	(7,764)	(202,883)	23,518
Orange SA	(36,845)	(572,285)	56,053
Pernod Ricard SA	(4,147)	(688,265)	(25,706)
			(17,026)
Germany
Deutsche Telekom AG (Registered)	(16,346)	(265,490)	38,377

Italy
Eni SpA	(13,854)	(234,783)	(21,050)

Netherlands
Koninklijke Ahold Delhaize NV	(19,751)	(520,413)	(40,412)
Sweden
Hennes & Mauritz AB	(5,919)	(91,974)	12,589
Switzerland
Givaudan SA (Registered)	(145)	(351,109)	(71,992)
Roche Holding AG	(393)	(104,311)	(1,255)
			(73,247)
United Kingdom
Bunzl plc	(10,543)	(331,877)	(39,624)
GlaxoSmithKline plc	(8,292)	(160,657)	(22,711)
Marks & Spencer Group plc	(245,968)	(931,702)	77,705
Next plc	(1,491)	(94,788)	10,385
Unilever NV	(662)	(35,344)	169
			25,924
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Reference Entity	Shares	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
United States
Merck & Co., Inc.	(1,665)	$(123,926)	$(37,178)
Pfizer, Inc.	(2,855)	(121,195)	(33,688)
			(70,866)

Total Short Positions of Equity Swaps			$(297,175)
Total Long and Short Positions of Equity Swaps with Morgan Stanley Capital Services LLC			$(898,435)

At January 31, 2019, the Fund had cash collateral of $5,784,010 and $2,860,000 deposited in a segregated account for JPMorgan Chase Bank, NA and Morgan Stanley Capital Services LLC, respectively, to cover collateral requirements on over the counter swaps.

Benchmark Floating Rates	Value at Period End
Australian Bank-Bill Swap Reference Rate	2.01%
CDOR - Canadian Dollar Offered Rate	2.13
EONIA - Euro Overnight Index Average Rate	(0.36)
EURIBOR - Euro Interbank Offered Rate	(0.37)
Federal Funds Floating Rate	2.40
LIBOR (CHF) - London Interbank Offered Rate	(0.79)
LIBOR (EUR) - London Interbank Offered Rate	(0.42)
LIBOR (GBP) - London Interbank Offered Rate	0.73
LIBOR (USD) - London Interbank Offered Rate	2.51
NIBOR - Norway Interbank Offered Rate	1.01
SARON - Swiss Average Overnight Rate	(0.73)
SONIA - Sterling Overnight Index Average Rate	0.70
STIBOR - Stockholm Interbank Offered Rate	(0.19)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

Purchased option contracts ("options purchased")

At January 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Energy Equipment & Services
USA Compression Partners LP(a)(b)	18	$26,712	$17.5	3/15/2019	$36
Oil, Gas & Consumable Fuels
Enable Midstream Partners LP(a)(b)	21	31,794	17.5	2/15/2019	—
Total calls					$36
Puts
Exchange Traded Funds
iShares Russell 2000 ETF	53	790,018	140	3/29/2019	8,295
iShares Russell 2000 ETF	53	790,018	141	3/29/2019	9,248
iShares Russell 2000 ETF	53	790,018	142	3/29/2019	10,256
SPDR S&P500 ETF Trust	38	1,025,734	255	3/29/2019	8,778
SPDR S&P500 ETF Trust	20	539,860	257	3/29/2019	5,240
					41,817
Pharmaceuticals
Bristol-Myers Squibb Co.	14	69,118	45	6/21/2019	2,940
Bristol-Myers Squibb Co.	9	44,433	47	6/21/2019	2,641
Bristol-Myers Squibb Co.	1	4,937	50	6/21/2019	440
					6,021
Total puts					$47,838
Total options purchased (cost $64,924)					$47,874

(a)	Security fair valued as of January 31, 2019, in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.

Written option contracts ("options written")

At January 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Life Sciences Tools & Services
Pacific Biosciences of California, Inc.(a)(b)	12	$(8,304)	$9	3/15/2019	$—
Total calls					$—
Puts
Exchange Traded Funds
iShares Russell 2000 ETF	159	(2,370,054)	122	3/29/2019	(4,054)
SPDR S&P500 ETF Trust	58	(1,565,594)	225	3/29/2019	(2,465)
					(6,519)
Pharmaceuticals
Bristol-Myers Squibb Co.	11	(54,307)	35	6/21/2019	(237)
Bristol-Myers Squibb Co.	7	(34,559)	37	6/21/2019	(256)
Bristol-Myers Squibb Co.	6	(29,622)	40	6/21/2019	(459)
					(952)
Total puts					$(7,471)
Total options written (premium received $10,790)					$(7,471)

(a)	Security fair valued as of January 31, 2019, in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks
Airlines	$—	$—	$24	$24
Commercial Services & Supplies	321	109	—	430
Electric Utilities	1,190	—	762	1,952
Health Care Providers & Services	2,101	124	—	2,225
Insurance	2,508	680	—	3,188
Interactive Media & Services	2,544	745	4	3,293
Media	3,305	—	—	3,305
Other Common Stocks(a)	60,654	—	—	60,654
Total Common Stocks	72,623	1,658	790	75,071
Asset-Backed Securities	—	19,023	—	19,023
Commercial Mortgage-Backed Securities	—	11,864	—	11,864
Loan Assignments
Commercial Services & Supplies	—	280	382	662
Communications Equipment	—	45	427	472
Consumer Products	—	—	189	189
Diversified Consumer Services	—	323	188	511
Insurance	—	998	219	1,217
Leisure Products	—	—	420	420
Other Loan Assignments(a)	—	6,725	—	6,725
Total Loan Assignments	—	8,371	1,825	10,196
Corporate Bonds
Chemicals	—	1,170	—	1,170
Independent Power and Renewable Electricity Producers	—	432	—	432
Oil, Gas & Consumable Fuels	—	639	—	639
Other Corporate Bonds(a)	—	4,851	—	4,851
Total Corporate Bonds	—	7,092	—	7,092
Collateralized Mortgage Obligations	—	6,219	—	6,219
Convertible Bonds(a)	—	2,796	—	2,796
Master Limited Partnerships(a)	2,648	—	—	2,648
Closed End Funds(a)	829	—	—	829
U.S. Treasury Obligations	—	185	—	185
Rights(a)
Biotechnology	—	—	43	43
Food Products	—	—	18	18
Total Rights	—	—	61	61
Preferred Stocks(a)	46	—	—	46
Warrants(a)	27	—	—	27
Options Purchased
Exchange Traded Funds	42	—	—	42
Pharmaceuticals	6	—	—	6
Total Options Purchased	48	—	—	48
Short-Term Investments	—	67,861	—	67,861
Total Long Positions	$76,221	$125,069	$2,676	$203,966

(a) The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

* The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities:
(000's omitted)
Common Stock
Airlines(b)	$17	$—	$7	$—	$—	$—	$—	$24	$7
Electric Utilities	—	—	142	620	—	—	—	762	142
Interactive Media & Services(a)	4	—	—	—	—	—	—	4	—
Loan Assignments
Commercial Services & Supplies(b)	427	—	(2)	168	—	—	(211)	382	(2)
Communications Equipment(b)	—	5	(9)	—	(1)	432	—	427	(9)
Consumer Products(b)	—	—	5	184	—	—	—	189	5
Diversified Consumer Services(b)	—	—	5	183	—	—	—	188	5
Household Durables	112	—	—	—	—	—	(112)	—	—
Insurance(b)	1,603	—	6	—	(1,218)	—	(172)	219	(2)
Leisure Products(b)	185	—	2	250	(17)	—	—	420	2
Rights(a)
Biotechnology	43	—	—	—	—	—	—	43	—
Food Products	18	—	—	—	—	—	—	18	—
Total	$2,409	$5	$156	$1,405	$(1,236)	$432	$(495)	$2,676	$148

(a)
As of the period ended January 31, 2019, these securities were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

(b)
As of the period ended January 31, 2019, these securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Liability Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(17,588)	$—	$—	$(17,588)
Exchange Traded Funds Sold Short	(2,406)	—	—	(2,406)
Corporate Bonds Sold Short(a)	—	(1,526)	—	(1,526)
Master Limited Partnerships Sold Short(a)	(1)	—	—	(1)
Total Short Positions	$(19,995)	$(1,526)	$—	$(21,521)

(a) The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund^
(Unaudited) (cont'd)

The following is a summary, categorized by level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000’s omitted)	Level 1	Level 2	Level 3*	Total
Futures(a)
Assets	$649	$—	$—	$649
Liabilities	(687)	—	—	(687)
Forward contracts(a)
Assets	—	1,171	—	1,171
Liabilities	—	(1,327)	—	(1,327)
Swaps(a)
Assets	—	1,157	—	1,157
Liabilities	—	(2,417)	—	(2,417)
Options written
Liabilities	(7)	—	—	(7)
Total	$(45)	$(1,416)	$—	$(1,461)

(a)
Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument. Equity swaps are reported at the cumulative unrealized appreciation/(depreciation) including financing costs and other receivables/payables. Credit default swpas are reported in the table at value.

* The following is reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Other Financial Instruments:
(000’s omitted)
Equity swaps
United Kingdom	$1	$—	$(1)	$—	$—	$—	$—	$—	$—

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Schedule of Investments

January 31, 2019
Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities, preferred stocks, exchange traded funds ("ETFs"), exchange traded options purchased and written, master limited partnerships, closed-end funds, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of January 31, 2019, there were no outstanding unfunded loan commitments.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.
See Notes to Consolidated Schedule of Investments

Notes to Consolidated Schedule of Investments Absolute Return Multi-Manager Fund (Unaudited) (cont’d)

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or Federal Funds floating rate (generally Level 2 or Level 3 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of ICE Data Pricing and Reference Data, LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

At January 31, 2019, the Fund had securities pledged in the amount of $5,256,477 to JPMorgan Chase Bank, NA to cover collateral requirements for borrowing in connection with securities sold short and options written.

The Fund invests in commodity-related instruments through the Neuberger Berman ARMM Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to be the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of January 31, 2019, the Subsidiary held investments valued at $19,183,069 which represents 8.99% of the Fund’s net assets.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund(a)^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 3.9%
$5,000	U.S. Treasury Bill, 2.39%, due 4/2/19 (Cost $4,981)	$4,981	(b)(c)

Asset-Backed Securities 20.7%
	Ally Auto Receivables Trust
119	Ser. 2017-3, Class A2, 1.53%, due 3/16/20	119
19	Ser. 2016-1, Class A3, 1.47%, due 4/15/20	19
298	Ser. 2017-5, Class A2, 1.81%, due 6/15/20	298
1,600	Bank of The West Auto Trust, Ser. 2018-1, Class A2, 3.09%, due 4/15/21	1,602	(d)
403	BMW Vehicle Owner Trust, Ser. 2018-A, Class A2A, 2.09%, due 11/25/20	402
	Canadian Pacer Auto Receivables Trust
71	Ser. 2017-1A, Class A2A, 1.77%, due 12/19/19	71	(d)
430	Ser. 2018-1A, Class A2A, 2.70%, due 8/19/20	429	(d)
750	Ser. 2018-2A, Class A2A, 3.00%, due 6/21/21	751	(d)
1,200	Chase Issuance Trust, Ser. 2018-A1, Class A1, (1 month USD LIBOR + 0.20%), 2.71%, due 4/17/23	1,199	(e)
1,000	Citibank Credit Card Issuance Trust, Ser. 2014-A6, Class A6, 2.15%, due 7/15/21	997
	Evergreen Credit Card Trust
1,110	Ser. 2018-2, Class A, (1 month USD LIBOR + 0.35%), 2.86%, due 7/15/22	1,110	(d)(e)
500	Ser. 2019-1, Class A, (1 month USD LIBOR + 0.48%), 3.06%, due 1/15/23	500	(d)(e)
2,500	Ford Credit Auto Owner Trust, Ser. 2018-B, Class A2A, 2.96%, due 9/15/21	2,501
	GM Financial Consumer Automobile Receivables Trust
462	Ser. 2017-3A, Class A2A, 1.71%, due 9/16/20	461	(d)
656	Ser. 2018-1, Class A2A, 2.08%, due 1/19/21	654
1,023	Ser. 2018-2, Class A2A, 2.55%, due 5/17/21	1,021
246	Honda Auto Receivables Owner Trust, Ser. 2017-3, Class A2, 1.57%, due 1/21/20	246
2,500	Mercedes-Benz Auto Lease Trust, Ser. 2019-A, Class A2, 3.01%, due 2/16/21	2,501
	Navient Student Loan Trust
556	Ser. 2018-2A, Class A1, (1 month USD LIBOR + 0.24%), 2.75%, due 3/25/67	556	(d)(e)
870	Ser. 2018-3A, Class A1, (1 month USD LIBOR + 0.27%), 2.78%, due 3/25/67	869	(d)(e)
670	Ser. 2018-4A, Class A1, (1 month USD LIBOR + 0.25%), 2.76%, due 6/27/67	669	(d)(e)
392	Nissan Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.56%, due 5/15/20	392
94	Securitized Term Auto Receivables Trust, Ser. 2017-2A, Class A2A, 1.78%, due 1/27/20	94	(d)
	Toyota Auto Receivables Owner Trust
545	Ser. 2017-D, Class A2A, 1.74%, due 8/17/20	543
1,404	Ser. 2018-B, Class A2A, 2.64%, due 3/15/21	1,401
1,140	Ser. 2018-C, Class A2A, 2.77%, due 8/16/21	1,139
	Verizon Owner Trust
1,500	Ser. 2017-1A, Class A, 2.06%, due 9/20/21	1,492	(d)
1,320	Ser. 2018-1A, Class A1B, (1 month USD LIBOR + 0.26%), 2.77%, due 9/20/22	1,319	(d)(e)
	World Omni Auto Receivables Trust
562	Ser.2017-B, Class A2A, 1.61%, due 2/16/21	560
739	Ser. 2018-A, Class A2, 2.19%, due 5/17/21	736
490	Ser. 2018-C, Class A2, 2.80%, due 1/18/22	490
1,500	Ser. 2019-A, Class A2, 3.02%, due 4/15/22	1,501
	Total Asset-Backed Securities (Cost $26,645)	26,642
Corporate Bonds 53.5%

Aerospace & Defense 1.3%
1,675	United Technologies Corp., (3 month USD LIBOR + 0.65%), 3.28%, due 8/16/21	1,675	(e)

Agriculture 3.2%
2,965	BAT Capital Corp., (3 month USD LIBOR + 0.59%, 0.00% Floor), 3.20%, due 8/14/20	2,937	(e)
1,120	Philip Morris Int'l, Inc., (3 month USD LIBOR + 0.42%), 3.07%, due 2/21/20	1,120	(e)
		4,057
Auto Manufacturers 6.5%
1,855	BMW U.S. Capital LLC, (3 month USD LIBOR + 0.37%), 2.98%, due 8/14/20	1,847	(d)(e)
1,965	Harley-Davidson Financial Services, Inc., (3 month USD LIBOR + 0.50%), 3.15%, due 5/21/20	1,965	(d)(e)
1,720	Nissan Motor Acceptance Corp., (3 month USD LIBOR + 0.63%), 3.42%, due 9/21/21	1,698	(d)(e)
2,865	Volkswagen Group of America Finance LLC, (3 month USD LIBOR + 0.77%), 3.39%, due 11/13/20	2,864	(d)(e)
		8,374
Banks 20.4%
	Bank of America Corp.
2,570	(3 month USD LIBOR + 1.42%), 4.18%, due 4/19/21	2,628	(e)
350	(3 month USD LIBOR + 0.66%), 3.42%, due 7/21/21	351	(e)
285	Citibank N.A., (3 month USD LIBOR + 0.35%), 2.97%, due 2/12/21	285	(e)
2,440	Citigroup, Inc., (3 month USD LIBOR + 1.38%), 4.18%, due 3/30/21	2,484	(e)
2,970	Goldman Sachs Group, Inc., (3 month USD LIBOR + 1.36%), 4.13%, due 4/23/21	3,017	(e)
2,260	HSBC Holdings PLC, (3 month USD LIBOR + 0.60%), 3.24%, due 5/18/21	2,256	(e)
	JPMorgan Chase & Co.
2,300	(3 month USD LIBOR + 0.55%), 3.32%, due 3/9/21	2,304	(e)
625	(3 month USD LIBOR + 1.10%), 3.87%, due 6/7/21	633	(e)
2,850	Morgan Stanley, (3 month USD LIBOR + 0.55%), 3.17%, due 2/10/21	2,851	(e)
880	Santander UK PLC, (3 month USD LIBOR + 0.62%), 3.36%, due 6/1/21	878	(e)
765	Sumitomo Mitsui Financial Group, Inc., (3 month USD LIBOR + 1.11%), 3.90%, due 7/14/21	773	(e)
1,235	Toronto-Dominion Bank, (3 month USD LIBOR + 0.43%), 3.20%, due 6/11/21	1,236	(e)
1,185	U.S. Bank N.A., (3 month USD LIBOR + 0.31%), 3.05%, due 2/4/21	1,186	(c)(e)
2,920	Wells Fargo Bank N.A., (3 month USD LIBOR + 0.50%), 3.27%, due 7/23/21	2,918	(e)
2,550	Westpac Banking Corp., (3 month USD LIBOR + 0.85%), 3.49%, due 8/19/21	2,572	(e)
		26,372
Beverages 1.7%
1,305	Anheuser-Busch InBev Finance, Inc., (3 month USD LIBOR + 1.26%), 4.00%, due 2/1/21	1,311	(e)
925	Diageo Capital PLC, (3 month USD LIBOR + 0.24%), 2.88%, due 5/18/20	924	(e)
		2,235
Diversified Financial Services 3.7%
835	AIG Global Funding, (3 month USD LIBOR + 0.48%), 3.28%, due 7/2/20	836	(d)(e)
1,555	American Express Co., (3 month USD LIBOR + 0.53%), 3.17%, due 5/17/21	1,553	(e)
	Capital One Financial Corp.
225	(3 month USD LIBOR + 0.76%), 3.38%, due 5/12/20	226	(e)
2,200	(3 month USD LIBOR + 0.45%), 3.20%, due 10/30/20	2,186	(e)
		4,801
Electric 3.4%
1,540	Dominion Energy, Inc., (3 month USD LIBOR + 0.55%), 3.29%, due 6/1/19	1,539	(d)(e)
500	Duke Energy Progress LLC, (3 month USD LIBOR + 0.18%), 2.95%, due 9/8/20	499	(e)
2,430	Sempra Energy, (3 month USD LIBOR + 0.50%), 3.29%, due 1/15/21	2,399	(e)
		4,437
Insurance 0.8%
1,000	Marsh & McLennan Cos., Inc., (3 month USD LIBOR + 1.20%), 3.91%, due 12/29/21	1,002	(e)

Media 2.0%
960	Comcast Corp., (3 month USD LIBOR + 0.44%), 3.24%, due 10/1/21	961	(e)
1,550	NBCUniversal Enterprise, Inc., (3 month USD LIBOR + 0.40%), 3.20%, due 4/1/21	1,551	(d)(e)
		2,512
Pharmaceuticals 4.4%
1,630	Bayer U.S. Finance II LLC, (3 month USD LIBOR + 0.63%), 3.45%, due 6/25/21	1,613	(d)(e)
2,255	CVS Health Corp., (3 month USD LIBOR + 0.72%), 3.49%, due 3/9/21	2,257	(e)
1,860	Halfmoon Parent, Inc., (3 month USD LIBOR + 0.65%), 3.44%, due 9/17/21	1,849	(d)(e)
		5,719
Pipelines 0.7%
955	TransCanada PipeLines Ltd., (3 month USD LIBOR + 0.28%), 2.89%, due 11/15/19	955	(e)

Real Estate Investment Trusts 0.9%
1,170	WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, due 9/17/19	1,167	(c)(d)

Retail 0.3%
315	Walmart, Inc., (3 month USD LIBOR + 0.23%), 3.05%, due 6/23/21	316	(e)

Telecommunications 4.2%
	AT&T, Inc.
205	(3 month USD LIBOR + 0.93%), 3.73%, due 6/30/20	207	(e)
2,500	(3 month USD LIBOR + 0.95%), 3.74%, due 7/15/21	2,510	(e)
2,715	Verizon Communications, Inc., (3 month USD LIBOR + 0.55%, 0.00% Floor), 3.20%, due 5/22/20	2,725	(e)
		5,442
	Total Corporate Bonds (Cost $69,292)	69,064

NUMBER OF SHARES

Short-Term Investments 21.2%

Investment Companies 21.2%
27,375,695	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(f) (Cost $27,376)	27,376	(g)

	Total Investments 99.3% (Cost $128,294)	128,063

	Other Assets Less Liabilities 0.7%	945	(h)

	Net Assets 100.0%	$129,008

(a)	Formerly Risk Balanced Commodity Strategy Fund through November 8, 2018.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	When-issued security. Total value of all such securities at January 31, 2019, amounted to approximately $7,334,000, which represents 5.7% of net assets of the Fund.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $26,852,000, which represents 20.8% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(e)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(f)	Represents 7-day effective yield as of January 31, 2019.
(g)	All or a portion of this security is segregated in connection with obligations for futures and/or when-issued securities with a total value of approximately $27,376,000.
(h)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund(a)^
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures(a) for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
4/2019	142	Brent Crude Oil	$8,664,840	$(95,522)
4/2019	90	Gold 100 Oz.	11,926,800	822,265
4/2019	79	Lean Hogs	1,903,110	(209,188)
4/2019	79	Live Cattle	3,991,080	90,488
4/2019	80	Natural Gas	2,217,600	19,767
4/2019	108	New York Harbor ULSD	8,466,898	(14,443)
4/2019	171	Platinum	7,051,185	(128,260)
4/2019	116	RBOB Gasoline	7,791,302	(166,801)
4/2019	64	Sugar 11	918,221	(14,232)
5/2019	77	Cocoa	1,700,930	(1,304)
5/2019	20	Coffee 'C'	817,500	13,236
5/2019	80	Copper	5,587,000	268,245
5/2019	532	Corn	10,247,650	29,585
5/2019	62	Cotton No. 2	2,345,460	48,097
5/2019	31	Feeder Cattle	2,244,400	(20,977)
5/2019	186	Hard Red Winter Wheat	4,731,375	(12,732)
5/2019	119	Lead	6,292,125	482,446
5/2019	84	Low Sulphur Gasoil	4,876,200	67,315
5/2019	73	Nickel	5,473,905	656,307
5/2019	66	Primary Aluminum	3,160,575	(68,101)
5/2019	55	Silver	4,445,650	121,575
5/2019	77	Soybean	3,577,613	127,342
5/2019	158	Soybean Meal	4,961,200	31,168
5/2019	97	Soybean Oil	1,773,936	116,954
5/2019	163	Wheat	4,252,262	13,347
5/2019	146	WTI Crude Oil	7,971,600	152,344
5/2019	89	Zinc	6,043,100	526,676
Total Long Positions			$133,433,517	$2,855,597

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5/2019	31	Lead	$(1,639,125)	$(90,609)
5/2019	11	Nickel	(824,835)	(112,029)
5/2019	22	Primary Aluminum	(1,053,525)	11,970
5/2019	17	Zinc	(1,154,300)	(107,001)
Total Short Positions			$(4,671,785)	$(297,669)
Total Futures				$2,557,928

At January 31, 2019, the Fund had $5,464,636 deposited in a segregated account to cover margin requirements on open futures.

(a)  The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the “CS Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the CS Subsidiary with the intent that the Fund will remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.

As of January 31, 2019, the value of the Fund’s investment in the CS Subsidiary was as follows:

Investment in CS Subsidiary	Percentage of Net Assets
$23,877,803	18.5%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy Fund(a)^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$4,981	$—	$4,981
Asset-Backed Securities	—	26,642	—	26,642
Corporate Bonds(a)	—	69,064	—	69,064
Short-Term Investments	—	27,376	—	27,376
Total Investments	$—	$128,063	$—	$128,063

(a)	The Consolidated Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$3,599	$—	$—	$3,599
Liabilities	(1,041)	—	—	(1,041)
Total	$2,558	$—	$—	$2,558

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^	A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^
(Unaudited) January 31, 2019

Number of Shares		Value† (000's omitted)
Common Stocks 25.7%

Australia 0.7%
674	Australia & New Zealand Banking Group Ltd.	$12
366	BHP Group Ltd.	9
1,578	GPT Group	7
588	Rio Tinto PLC	32
360	Rio Tinto Ltd.	23
1,017	Wesfarmers Ltd.	24
		107
Austria 0.1%
1,258	Telekom Austria AG	10	*

Belgium 0.1%
166	Ageas	8
51	Colruyt SA	3
103	KBC Group NV	7
		18
Canada 0.6%
45	CGI Group, Inc. Class A	3	*
395	Dream Global Real Estate Investment Trust	4
275	National Bank of Canada	13
272	Rogers Communications, Inc. Class B	15
543	Sun Life Financial, Inc.	20
791	Toronto-Dominion Bank	44
		99
China 0.3%
324	Alibaba Group Holding Ltd. ADR	54	*(a)

Denmark 0.0%(b)
12	Carlsberg A/S Class B	1
60	H Lundbeck A/S	3
		4
Finland 0.2%
383	Fortum OYJ	9
1,853	Nokia OYJ	11
475	UPM-Kymmene OYJ	14
		34
France 0.5%
67	Eiffage SA	6
477	Engie SA	8
1,247	Orange SA	19
393	Peugeot SA	10
134	Renault SA	10
92	Sanofi	8
142	SCOR SE	6
69	Sodexo SA	7
74	TOTAL SA	4
		78
Germany 0.1%
219	Deutsche Lufthansa AG	5
33	Hannover Rueck SE	5
100	Siemens AG	11
Number of Shares		Value† (000's omitted)
206	Wuestenrot & Wuerttembergische AG	$4
		25
Hong Kong 0.2%
1,000	CLP Holdings Ltd.	12
36	Jardine Matheson Holdings Ltd.	2
2,000	Link REIT	22
		36
Israel 0.1%
1,340	Bank Leumi Le-Israel BM	9

Italy 0.2%
156	Assicurazioni Generali SpA	3
1,555	Eni SpA	26
		29
Japan 1.6%
600	Astellas Pharma, Inc.	9
700	Canon, Inc.	20
100	EDION Corp.	1
300	FUJIFILM Holdings Corp.	13
400	Hitachi Ltd.	12
400	Honda Motor Co. Ltd.	12
400	ITOCHU Corp.	7
100	Japan Tobacco, Inc.	2
1,900	Marubeni Corp.	15
1,000	Mitsubishi Chemical Holdings Corp.	9
500	Mitsubishi Corp.	15
1,400	Mitsui & Co. Ltd.	23
2,900	Mizuho Financial Group, Inc.	5
300	Nikon Corp.	5
200	Nippon Telegraph & Telephone Corp.	9
1,200	NTT DOCOMO, Inc.	29
100	Shionogi & Co. Ltd.	6
1,400	Sumitomo Corp.	22
300	Sumitomo Mitsui Trust Holdings, Inc.	11
200	Tokio Marine Holdings, Inc.	10
300	Toyota Motor Corp.	18
		253
Netherlands 0.4%
8	Heineken Holding NV	1
1,107	Koninklijke Ahold Delhaize NV	29
83	Koninklijke DSM NV	8
402	Royal Dutch Shell PLC, B Shares	12
256	Wolters Kluwer NV	16
		66
Norway 0.1%
683	Telenor ASA	13

Portugal 0.0%(b)
2,305	EDP - Energias de Portugal SA	8

Singapore 0.1%
2,200	Ascendas Real Estate Investment Trust	4
2,000	CapitaLand Mall Trust	4

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

Number of Shares		Value† (000's omitted)
800	Singapore Technologies Engineering Ltd.	$2
300	Singapore Telecommunications Ltd.	1
		11
Spain 0.3%
49	Aena SME SA	8	(c)
610	Bankinter SA	5
282	Endesa SA	7
382	Red Electrica Corp. SA	9
734	Repsol SA	13
		42
Sweden 0.1%
701	Skandinaviska Enskilda Banken AB, Class A	8
134	Swedish Match AB	6
1,905	Telia Co. AB	8
		22
Switzerland 0.6%
1	Chocoladefabriken Lindt & Spruengli AG	6
145	Nestle SA	12
536	Novartis AG	47
54	Roche Holding AG	14
73	Zurich Insurance Group AG	23
		102
United Kingdom 0.8%
55	Anglo American PLC	1
1,775	Aviva PLC	10
565	BP PLC	4
66	Diageo PLC	2
176	Ferguson PLC	12
2,322	GlaxoSmithKline PLC	45
124	Imperial Brands PLC	4
477	International Consolidated Airlines Group SA	4
954	J Sainsbury PLC	4
636	John Menzies PLC	5
2,849	Legal & General Group PLC	10
811	Royal Mail PLC	3
7,632	WM Morrison Supermarkets PLC	23
		127
United States 18.6%
77	AbbVie, Inc.	6
202	Adobe, Inc.	50	*
744	Aflac, Inc.	35
1,109	AGNC Investment Corp.	20
322	Allergan PLC	46
54	Alphabet, Inc. Class A	61	*
47	Amazon.com, Inc.	81	*(a)
184	Amgen, Inc.	34	(a)
27	Amphenol Corp. Class A	2
2,958	Annaly Capital Management, Inc.	31
179	Anthem, Inc.	54
882	Apple, Inc.	147	(a)
587	Archer-Daniels-Midland Co.	26
269	ARMOUR Residential REIT, Inc.	6
282	AT&T, Inc.	8
2,037	Bank of America Corp.	58	(a)
346	Baxter International, Inc.	25
Number of Shares		Value† (000's omitted)
51	Boeing Co.	$20
25	Booking Holdings, Inc.	46	*
65	Camden Property Trust	6
138	CDW Corp.	11
374	CenterPoint Energy, Inc.	12
781	Cheniere Energy, Inc.	51	*(a)
178	Chevron Corp.	20	(a)
57	Chimera Investment Corp.	1
524	Cisco Systems, Inc.	25	(a)
220	Coca-Cola Co.	11
561	Comcast Corp. Class A	20
159	Comerica, Inc.	13
262	Constellation Brands, Inc. Class A	45
33	Cummins, Inc.	5
57	CVS Health Corp.	4
72	Danaher Corp.	8
872	DowDuPont, Inc.	47
53	DTE Energy Co.	6
400	Eaton Corp. PLC	30	(a)
262	Emerson Electric Co.	17
119	Exelon Corp.	6
68	Extra Space Storage, Inc.	7
558	Exxon Mobil Corp.	41
351	Facebook, Inc. Class A	58	*(a)
179	Fidelity National Information Services, Inc.	19
146	Gaming and Leisure Properties, Inc.	5
90	Garmin Ltd.	6
137	Harley-Davidson, Inc.	5
78	Harris Corp.	12	(a)
259	Home Depot, Inc.	48
136	Honeywell International, Inc.	20
289	Host Hotels & Resorts, Inc.	5
226	HP, Inc.	5
848	Intel Corp.	40	(a)
116	International Paper Co.	5
291	Interpublic Group of Cos., Inc.	7
360	Invesco Mortgage Capital, Inc.	6
207	Johnson & Johnson	28	(a)
234	Johnson Controls International PLC	8
653	JPMorgan Chase & Co.	68	(a)
78	Kellogg Co.	5
149	Kohl's Corp.	10
85	Leidos Holdings, Inc.	5
25	lululemon Athletica, Inc.	4	*
300	LyondellBasell Industries NV Class A	26
250	MasterCard, Inc. Class A	53
301	McDonald's Corp.	54
125	Medtronic PLC	11	(a)
426	Merck & Co., Inc.	32
1,481	MFA Financial, Inc.	11
1,276	Microsoft Corp.	133	(a)
385	Mohawk Industries, Inc.	50	*(a)
216	Mondelez International, Inc. Class A	10
18	Morgan Stanley	1
177	Netflix, Inc.	60	*
25	NIKE, Inc. Class B	2
39	Norfolk Southern Corp.	7
26	Nucor Corp.	2
82	Occidental Petroleum Corp.	5
28	OGE Energy Corp.	1

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

Number of Shares		Value† (000's omitted)
176	Omnicom Group, Inc.	$14
34	ONEOK, Inc.	2
12	Parker-Hannifin Corp.	2
229	PepsiCo, Inc.	26
887	Pfizer, Inc.	38
274	Phillips 66	26
299	PNC Financial Services Group, Inc.	37	(a)
125	Procter & Gamble Co.	12
93	Quest Diagnostics, Inc.	8
135	Raytheon Co.	22
164	Reinsurance Group of America, Inc.	24
29	Reliance Steel & Aluminum Co.	2
190	Republic Services, Inc.	15
74	Royal Caribbean Cruises Ltd.	9
1,319	Sirius XM Holdings, Inc.	8
202	Steel Dynamics, Inc.	7
256	STERIS PLC	29
46	Sysco Corp.	3
982	T-Mobile US, Inc.	68	*
297	Target Corp.	22
315	TE Connectivity Ltd.	25
378	Texas Instruments, Inc.	38	(a)
202	Thermo Fisher Scientific, Inc.	50
42	Union Pacific Corp.	7
393	United Technologies Corp.	46
360	UnitedHealth Group, Inc.	97
383	Universal Health Services, Inc. Class B	51
219	Valero Energy Corp.	19
101	Ventas, Inc.	6
842	Verizon Communications, Inc.	46
143	VF Corp.	12
356	Visa, Inc. Class A	48	(a)
119	Walgreens Boots Alliance, Inc.	9
452	Walmart, Inc.	43	(a)
596	Walt Disney Co.	66
79	Waste Management, Inc.	8
242	WEC Energy Group, Inc.	18
945	Wells Fargo & Co.	46
680	Weyerhaeuser Co.	18
78	WP Carey, Inc.	6
424	Xerox Corp.	12
		3,014
Total Common Stocks (Cost $3,963)		4,161

Principal Amount (000's omitted)

U.S. Treasury Obligations 3.9%
$50	U.S. Treasury Bill, 2.33%, due 2/28/19	50	(d)
15	U.S. Treasury Bond, 3.88%, due 8/15/40	17
	U.S. Treasury Inflation-Indexed Bonds(e)
105	2.00%, due 1/15/26	115
86	3.63%, due 4/15/28	107
94	3.88%, due 4/15/29	121
7	3.38%, due 4/15/32	9
48	1.00%, due 2/15/46	47
	U.S. Treasury Notes
55	2.38%, due 8/15/24	55
5	1.63%, due 2/15/26	5
Principal Amount (000's omitted)		Value† (000's omitted)
$105	2.25%, due 11/15/27	$102

Total U.S. Treasury Obligations (Cost $627)		628

U.S. Government Agency Securities 0.6%
80	Federal Home Loan Bank, 5.50%, due 7/15/36 (Cost $105)	103

Mortgage-Backed Securities 11.3%

Collateralized Mortgage Obligations 2.6%
	Fannie Mae Connecticut Avenue Securities
130	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 6.16%, due 9/25/29	140	(f)
25	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.51%, due 10/25/29	27	(f)
70	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.36%, due 11/25/29	72	(f)
95	4.71% , due 1/25/30–8/25/30	96	(f)
55	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 5.16%, due 2/25/30	57	(f)
20	Ser. 2017-C06, Class 2M2, (1 month USD LIBOR + 2.80%), 5.31%, due 2/25/30	21	(f)
		413
Fannie Mae 4.2%
	Pass-Through Certificates
90	3.50%, TBA, 30 Year Maturity	90	(g)
430	4.00%, TBA, 30 Year Maturity	440	(g)
150	4.50%, TBA, 30 Year Maturity	156	(g)
		686
Freddie Mac 3.6%
	Pass-Through Certificates
95	3.50%, TBA, 30 Year Maturity	95	(g)
315	4.00%, TBA, 30 Year Maturity	323	(g)
115	4.50%, TBA, 30 Year Maturity	120	(g)
40	5.00%, TBA, 30 Year Maturity	42	(g)
		580
Ginnie Mae 0.9%
	Pass-Through Certificates
30	4.00%, TBA, 30 Year Maturity	31	(g)
110	4.50%, TBA, 30 Year Maturity	114	(g)
		145

Total Mortgage-Backed Securities (Cost $1,806)		1,824

Corporate Bonds 9.1%

Australia 0.2%
35	Westpac Banking Corp., (5 year USD ICE Swap + 2.89%), 5.00%, due 9/21/27	30	(f)(h)
Belgium 0.6%
	Anheuser-Busch InBev Worldwide, Inc.
15	4.60%, due 4/15/48	14
25	4.75%, due 4/15/58	22
45	5.80%, due 1/23/59	47

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

Principal Amount (000's omitted)		Value† (000's omitted)
$10	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/36	$10	(i)
		93
Canada 0.1%
15	Canadian Natural Resources Ltd., 4.95%, due 6/1/47	15

Mexico 0.2%
25	Grupo Bimbo SAB de CV, 4.70%, due 11/10/47	23	(i)
10	Petroleos Mexicanos, 6.50%, due 3/13/27	10
		33
Spain 0.1%
15	Banco Santander SA, 3.80%, due 2/23/28	14

United Kingdom 1.0%
15	AstraZeneca PLC, 3.50%, due 8/17/23	15
45	Barclays PLC, 4.38%, due 1/12/26	44
40	BAT Capital Corp., 4.54%, due 8/15/47	33
30	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	29	(f)(h)
10	Nationwide Building Society, (3 month USD LIBOR + 1.45%), 4.30%, due 3/8/29	10	(f)(i)
10	Royal Bank of Scotland Group PLC, (3 month USD LIBOR + 1.91%), 5.08%, due 1/27/30	10	(f)
15	Vodafone Group PLC, 3.75%, due 1/16/24	15
		156
United States 6.9%
20	AbbVie, Inc., 4.70%, due 5/14/45	19
20	Apple, Inc., 4.65%, due 2/23/46	22
	AT&T, Inc.
30	5.45%, due 3/1/47	31
20	4.50%, due 3/9/48	18
20	AXA Equitable Holdings, Inc., 5.00%, due 4/20/48	19
	Bank of America Corp.
20	(3 month USD LIBOR + 0.37%), 2.74%, due 1/23/22	20	(f)
20	(3 month USD LIBOR + 1.51%), 3.71%, due 4/24/28	20	(f)
15	(3 month USD LIBOR + 1.07%), 3.97%, due 3/5/29	15	(f)
80	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/27	74
	Citigroup, Inc.
30	(3 month USD LIBOR + 1.56%), 3.89%, due 1/10/28	30	(f)
10	(3 month USD LIBOR + 1.15%), 3.52%, due 10/27/28	10	(f)
	Comcast Corp.
10	4.00%, due 8/15/47	9
Principal Amount (000's omitted)		Value† (000's omitted)
$25	4.95%, due 10/15/58	$27
15	Concho Resources, Inc., 4.88%, due 10/1/47	15
	CVS Health Corp.
30	4.30%, due 3/25/28	30
45	5.05%, due 3/25/48	46
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
30	5.45%, due 6/15/23	31	(i)
15	6.02%, due 6/15/26	16	(i)
15	DowDuPont, Inc., 4.73%, due 11/15/28	16
	Energy Transfer Partners L.P.
30	Ser. B, (3 month USD LIBOR + 4.16%), 6.63%, due 2/15/28	27	(f)(h)
20	5.80%, due 6/15/38	20
15	6.25%, due 4/15/49	16
80	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	70	(f)(h)
20	General Motors Financial Co., Inc., 5.10%, due 1/17/24	20
	Goldman Sachs Group, Inc.
10	2.60%, due 4/23/20	10
20	(3 month USD LIBOR + 1.51%), 3.69%, due 6/5/28	20	(f)
35	(3 month USD LIBOR + 1.16%), 3.81%, due 4/23/29	34	(f)
20	(3 month USD LIBOR + 1.37%), 4.02%, due 10/31/38	19	(f)
15	5.15%, due 5/22/45	15
15	Halfmoon Parent, Inc., 4.80%, due 8/15/38	15	(i)
	HP Enterprise Co.
20	3.60%, due 10/15/20	20
5	4.90%, due 10/15/25	5
	JPMorgan Chase & Co.
25	(3 month USD LIBOR + 1.12%), 4.01%, due 4/23/29	25	(f)
15	(3 month USD LIBOR + 1.36%), 3.88%, due 7/24/38	14	(f)
15	(3 month USD LIBOR + 1.22%), 3.90%, due 1/23/49	14	(f)
20	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/24	20
25	Kinder Morgan, Inc., 5.55%, due 6/1/45	26
20	Kroger Co., 5.40%, due 1/15/49	20
45	Marathon Oil Corp., 4.40%, due 7/15/27	45
50	Morgan Stanley, (3 month USD LIBOR + 1.34%), 3.59%, due 7/22/28	49	(f)
30	MPLX L.P., 4.70%, due 4/15/48	27
	Shire Acquisitions Investments Ireland DAC
25	2.40%, due 9/23/21	24
30	3.20%, due 9/23/26	28
25	Verizon Communications, Inc., 4.52%, due 9/15/48	25
20	Wabtec Corp., 4.15%, due 3/15/24	20
30	Zimmer Biomet Holdings, Inc., 3.55%, due 4/1/25	29
		1,125
Total Corporate Bonds (Cost $1,508)		1,466

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

Principal Amount (000's omitted)		Value† (000's omitted)

Asset-Backed Securities 1.6%

$—	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	$—
100	Bear Stearns Asset-Backed Securities Trust, Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 3.31%, due 6/25/36	100	(f)
2	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	2
	World Omni Auto Receivables Trust
70	Ser. 2019-A, Class A3, 3.04%, due 5/15/24	70
90	Ser. 2018-C, Class A3, 3.13%, due 11/15/23	90

Total Asset-Backed Securities (Cost $254)		262

Number of Shares

Exchange-Traded Funds 2.2%
2,850	iShares TIPS Bond ETF	317
1,307	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	35

Total Exchange-Traded Funds (Cost $357)		352

Investment Companies 52.2%(j)
138,117	Neuberger Berman Commodity Strategy Fund Institutional Class	804
124,804	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,057
55,998	Neuberger Berman Emerging Markets Equity Fund Class R6	1,068
8,637	Neuberger Berman Floating Rate Income Fund Institutional Class	83
13,164	Neuberger Berman Genesis Fund Class R6	686
107,377	Neuberger Berman High Income Bond Fund Class R6	896
204,497	Neuberger Berman International Select Fund Class R6	2,364	(k)
16,197	Neuberger Berman Short Duration High Income Fund Institutional Class	153
125,398	Neuberger Berman U.S. Equity Index PutWrite Strategy Fund Class R6	1,319

Total Investment Companies (Cost $8,408)		8,430

Total Purchased Options(l) 0.0%(b) (Cost $3)		1

Short-Term Investments 2.1%

Investment Companies 2.1%
341,852	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(m) (Cost $342)	342	(k)
Total Investments 108.7% (Cost $17,375)	17,569
Liabilities Less Other Assets (8.7)%	(1,404)(n)

Net Assets 100.0%	$16,165

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options writtten.
(b)	Represents less than 0.05% of net assets.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2019 amounted to approximately $8,000, which represents 0.0% of net assets of the Fund.

(d)	Rate shown was the discount rate at the date of purchase.
(e)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(g)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2019 amounted to approximately $1,411,000, which represents 8.7% of net assets of the Fund.

(h)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(i)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act  of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $105,000 or 0.7% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(j)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(k)
All or a portion of this security is segregated in connection with obligations for to be announced securities, futures, forward foreign currency contracts and/or swaps with a total value of approximately $2,706,000.

(l)	See "Purchased option contracts" under Derivative Instruments.
(m)	Represents 7-day effective yield as of January 31, 2019.
(n)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^
(cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000’s omitted)	Percentage of Net Assets
Investment Companies*	$8,430	52.2%
Mortgage-Backed Securities	1,824	11.3%
Banks	758	4.7%
U.S. Treasury Obligations	628	3.9%
Pharmaceuticals	453	2.8%
Exchange-Traded Funds	352	2.2%
Asset-Backed Securities	262	1.6%
Oil, Gas & Consumable Fuels	223	1.4%
Health Care Providers & Services	214	1.3%
Technology Hardware, Storage & Peripherals	197	1.2%
Software	183	1.1%
Internet & Direct Marketing Retail	181	1.1%
Beverages	179	1.1%
Insurance	177	1.1%
Pipelines	136	0.8%
IT Services	128	0.8%
Entertainment	126	0.8%
Interactive Media & Services	119	0.7%
Diversified Telecommunication Services	114	0.7%
Food & Staples Retailing	114	0.7%
Wireless Telecommunication Services	112	0.7%
Chemicals	106	0.7%
U.S. Government Agency Securities	103	0.6%
Aerospace & Defense	102	0.6%
Computers	94	0.6%
Equity Real Estate Investment Trusts	94	0.6%
Trading Companies & Distributors	94	0.6%
Telecommunications	89	0.6%
Media	85	0.5%
Oil & Gas	85	0.5%
Semiconductors & Semiconductor Equipment	78	0.5%
Metals & Mining	76	0.5%
Mortgage Real Estate Investment	75	0.5%
Semiconductors	74	0.5%
Health Care Equipment & Supplies	73	0.5%
Hotels, Restaurants & Leisure	70	0.4%
Miscellaneous Manufacturers	70	0.4%
Household Durables	61	0.4%
Food Products	59	0.4%
Multiline Retail	56	0.4%
Automobiles	55	0.3%
Electric Utilities	52	0.3%
Electronic Equipment, Instruments & Components	50	0.3%
Life Sciences Tools & Services	50	0.3%
Specialty Retail	49	0.3%
Electrical Equipment	47	0.3%
Multi-Utilities	44	0.3%
Food	43	0.3%
Biotechnology	40	0.3%
Communications Equipment	36	0.2%
Agriculture	33	0.2%
Industrial Conglomerates	33	0.2%
Healthcare - Products	29	0.2%
Commercial Services & Supplies	23	0.1%
Auto Manufacturers	20	0.1%
Machinery-Diversified	20	0.1%
Textiles, Apparel & Luxury Goods	18	0.1%
Professional Services	16	0.1%
Paper & Forest Products	14	0.1%
Road & Rail	14	0.1%
Household Products	12	0.1%
Tobacco	12	0.1%
Savings & Loans	10	0.1%
Airlines	9	0.1%
Building Products	8	0.0%
Transportation Infrastructure	8	0.0%
Machinery	7	0.0%
Construction & Engineering	6	0.0%
Containers & Packaging	5	0.0%
Distributors	5	0.0%
Air Freight & Logistics	3	0.0%
Capital Markets	1	0.0%
Short-Term Investments and Other Liabilities-Net	(1,061)	(6.6)%

	$16,165	100.0%

*	Each position is an Investment Company under the 1940 Act, as amended, and is not treated as an industry for purposes of the Fund’s policy on industry concentration. This represents the aggregate of all investment companies.

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	3	Canadian Bond, 10 Year	$314,259	$5,525
3/2019	4	Euro-Bund	758,503	8,857
3/2019	5	MSCI Emerging Markets Index	266,150	23,797
3/2019	1	Russell 2000 E-Mini Index	75,010	5,863
3/2019	1	S&P 500 E-Mini Index	135,225	4,960
3/2019	1	TOPIX Index	143,952	5,784
3/2019	5	U.S. Treasury Long Bond	733,438	30,680
3/2019	10	U.S. Treasury Note, 10 Year	1,224,687	33,363
3/2019	5	U.S. Treasury Note, 2 Year	1,061,641	4,953
Total Long Positions			$4,712,865	$123,782
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	1	ASX SPI 200 Index	$(105,473)	$(5,052)
3/2019	4	Euro-Bund	(758,503)	(13,836)
3/2019	2	Euro-OAT	(350,064)	(3,892)
3/2019	4	Euro STOXX 50 Index	(144,311)	(9,477)
3/2019	1	FTSE100 Index	(90,533)	(3,476)
3/2019	2	MSCI Emerging Markets Index	(106,460)	(11,376)
3/2019	3	MSCI World Index	(175,140)	(7,130)
3/2019	1	S&P 500 E-Mini Index	(135,225)	(12,828)
3/2019	1	S&P/TSX 60 Index	(141,223)	(12,314)
3/2019	4	U.S. Treasury Long Bond	(586,750)	(29,010)
3/2019	1	U.S. Treasury Note, 10 Year	(122,469)	(3,355)
3/2019	1	U.S. Treasury Note, 5 Year	(114,860)	(843)
3/2019	1	U.S. Treasury Ultra Long Bond	(161,125)	(8,840)
3/2019	3	U.S. Treasury Note, Ultra 10 Year	(392,063)	(11,728)
Total Short Positions			$(3,384,199)	$(133,157)
Total Futures				$(9,375)

At January 31, 2019, the Fund had $253,693 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
439,041	AUD	314,669	USD	CITI	4/16/2019	$4,788
1,426,741	AUD	1,024,015	USD	GSI	4/16/2019	14,119
976,910	AUD	701,158	USD	GSI	4/16/2019	9,668
93,659	AUD	66,572	USD	GSI	4/16/2019	1,576
46,580	AUD	33,259	USD	GSI	4/16/2019	634
93,020	AUD	67,253	USD	GSI	4/16/2019	430
161,797	AUD	116,011	USD	SG	4/16/2019	1,717
343,030	AUD	245,843	USD	SSB	4/16/2019	3,755
40,754	AUD	29,097	USD	SSB	4/16/2019	556
39,836	AUD	28,552	USD	SSB	4/16/2019	434
180,023	BRL	48,199	USD	GSI	4/16/2019	921
193,374	BRL	51,922	USD	GSI	4/16/2019	840
134,122	BRL	35,872	USD	SSB	4/16/2019	724
631,548	CAD	477,808	USD	CITI	4/16/2019	3,688
253,287	CAD	191,391	USD	CITI	4/16/2019	1,717
663,210	CAD	501,998	USD	GSI	4/16/2019	3,638

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

28,217	CAD	21,297	USD	GSI	4/16/2019	216
30,724	CAD	23,217	USD	GSI	4/16/2019	204
184,972	CAD	140,031	USD	JPM	4/16/2019	993
980,499	CAD	742,352	USD	SG	4/16/2019	5,187
100,372	CAD	75,992	USD	SCB	4/16/2019	533
372,231	CAD	281,722	USD	SSB	4/16/2019	2,069
97,165	CAD	73,266	USD	SSB	4/16/2019	814
69,541	CAD	52,723	USD	SSB	4/16/2019	295
88,130	CHF	89,044	USD	GSI	4/16/2019	193
42,441	CHF	42,971	USD	GSI	4/16/2019	3
238,892	USD	231,993	CHF	CITI	4/16/2019	3,987
130,702	USD	128,637	CHF	GSI	4/16/2019	450
89,611	USD	88,446	CHF	GSI	4/16/2019	55
48,791	USD	47,422	CHF	JPM	4/16/2019	774
41,302	USD	40,143	CHF	JPM	4/16/2019	655
471,551	USD	458,090	CHF	RBC	4/16/2019	7,710
752,284	USD	730,784	CHF	SG	4/16/2019	12,326
255,259	USD	248,005	CHF	SCB	4/16/2019	4,141
182,619	USD	177,429	CHF	SSB	4/16/2019	2,963
49,648	USD	48,267	CHF	SSB	4/16/2019	775
37,603	USD	36,418	CHF	SSB	4/16/2019	727
24,234	USD	23,899	CHF	SSB	4/16/2019	35
123,132	EUR	141,306	USD	GSI	4/16/2019	500
68,209	EUR	78,352	USD	SSB	4/16/2019	201
330,931	USD	286,466	EUR	CITI	4/16/2019	1,022
193,352	USD	167,471	EUR	GSI	4/16/2019	483
7,413	USD	6,421	EUR	GSI	4/16/2019	19
32,686	USD	28,381	EUR	GSI	4/16/2019	1
18,453	USD	15,958	EUR	JPM	4/16/2019	75
2,243,465	USD	1,941,915	EUR	SSB	4/16/2019	7,051
110,181	USD	94,791	EUR	SSB	4/16/2019	1,015
43,724	USD	37,876	EUR	SSB	4/16/2019	104
452,186	GBP	578,911	USD	GSI	4/16/2019	16,349
47,864	GBP	61,785	USD	GSI	4/16/2019	1,223
16,960	GBP	22,204	USD	GSI	4/16/2019	122
606,313	GBP	777,481	USD	JPM	4/16/2019	20,672
36,325	GBP	46,580	USD	JPM	4/16/2019	1,238
245,824	GBP	315,334	USD	RBC	4/16/2019	8,270
164,566	GBP	211,099	USD	RBC	4/16/2019	5,536
107,798	GBP	138,339	USD	SG	4/16/2019	3,567
76,227	GBP	97,527	USD	SSB	4/16/2019	2,818
71,232	GBP	91,984	USD	SSB	4/16/2019	1,786
28,396	GBP	36,385	USD	SSB	4/16/2019	995
19,821	USD	14,993	GBP	GSI	4/16/2019	84
13,979,971	JPY	128,237	USD	GSI	4/16/2019	866
9,365,522	JPY	86,150	USD	GSI	4/16/2019	339
9,664,816	JPY	89,105	USD	GSI	4/16/2019	147
4,626,739	JPY	42,410	USD	RBC	4/16/2019	317
9,487,663	JPY	87,303	USD	SSB	4/16/2019	314
48,201	USD	5,176,324	JPY	CITI	4/16/2019	399
121,335	USD	13,108,464	JPY	CITI	4/16/2019	281
101,975	USD	11,018,685	JPY	GSI	4/16/2019	220
221,571	USD	23,945,221	JPY	JPM	4/16/2019	442
95,699	USD	10,342,149	JPY	JPM	4/16/2019	191
32,544	USD	3,516,270	JPY	JPM	4/16/2019	72
269,764	USD	29,143,494	JPY	RBC	4/16/2019	630
144,591	USD	15,617,632	JPY	SG	4/16/2019	365
80,110	USD	8,655,285	JPY	SCB	4/16/2019	180
483,140	USD	52,210,004	JPY	SSB	4/16/2019	991
102,416	USD	10,988,682	JPY	SSB	4/16/2019	938
1,180,153	MXN	60,190	USD	GSI	4/16/2019	871
3,347,426	NOK	394,288	USD	CITI	4/16/2019	3,864
892,076	NOK	105,076	USD	CITI	4/16/2019	1,030
1,014,093	NOK	118,472	USD	GSI	4/16/2019	2,147
795,131	NOK	93,665	USD	GSI	4/16/2019	910
519,196	NOK	61,034	USD	GSI	4/16/2019	721
754,456	NOK	89,302	USD	GSI	4/16/2019	435
356,375	NOK	41,961	USD	GSI	4/16/2019	427
212,549	NOK	25,026	USD	GSI	4/16/2019	255
93,933	NOK	11,011	USD	GSI	4/16/2019	162
837,957	NOK	98,832	USD	JPM	4/16/2019	837

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

1,427,648	NOK	168,393	USD	RBC	4/16/2019	1,415
697,217	NOK	81,761	USD	RBC	4/16/2019	1,168
2,247,380	NOK	265,122	USD	SG	4/16/2019	2,188
2,333,665	NOK	274,869	USD	SSB	4/16/2019	2,704
1,612,856	NOK	191,412	USD	SSB	4/16/2019	426
115,432	NOK	13,535	USD	SSB	4/16/2019	194
96,485	NOK	11,351	USD	SSB	4/16/2019	125
56,389	USD	472,644	NOK	JPM	4/16/2019	171
761,667	NZD	515,557	USD	CITI	4/16/2019	11,668
129,640	NZD	87,571	USD	CITI	4/16/2019	2,165
123,802	NZD	83,799	USD	CITI	4/16/2019	1,897
1,274,100	NZD	865,050	USD	GSI	4/16/2019	16,880
314,284	NZD	213,383	USD	GSI	4/16/2019	4,164
46,355	NZD	31,393	USD	RBC	4/16/2019	694
114,199	NZD	77,394	USD	SSB	4/16/2019	1,654
53,626	NZD	36,173	USD	SSB	4/16/2019	947
23,406	NZD	15,774	USD	SSB	4/16/2019	428
846,566	SEK	93,900	USD	RBC	4/16/2019	195
613,299	USD	5,432,116	SEK	CITI	4/16/2019	9,522
479,161	USD	4,244,026	SEK	CITI	4/16/2019	7,440
855,874	USD	7,593,397	SEK	GSI	4/16/2019	11,871
553,195	USD	4,908,004	SEK	GSI	4/16/2019	7,673
41,560	USD	370,259	SEK	GSI	4/16/2019	406
19,114	USD	169,795	SEK	GSI	4/16/2019	241
58,428	USD	516,549	SEK	JPM	4/16/2019	1,014
35,893	USD	322,119	SEK	JPM	4/16/2019	89
112,458	USD	993,096	SEK	SG	4/16/2019	2,076
52,544	USD	463,841	SEK	SSB	4/16/2019	989
48,206	USD	431,841	SEK	SSB	4/16/2019	207
Total unrealized appreciation						$276,403

60,083	AUD	43,758	USD	JPM	4/16/2019	(41)
104,083	USD	144,489	AUD	CITI	4/16/2019	(1,051)
236,793	USD	330,384	AUD	CITI	4/16/2019	(3,603)
41,404	USD	57,704	AUD	GSI	4/16/2019	(583)
98,205	USD	136,945	AUD	GSI	4/16/2019	(1,439)
129,465	USD	180,422	AUD	GSI	4/16/2019	(1,814)
140,496	USD	195,945	AUD	JPM	4/16/2019	(2,078)
627,545	USD	875,212	AUD	JPM	4/16/2019	(9,283)
39,428	USD	54,994	AUD	RBC	4/16/2019	(587)
91,166	USD	128,170	AUD	RBC	4/16/2019	(2,094)
326,917	USD	455,977	AUD	RBC	4/16/2019	(4,864)
14,150	USD	19,732	AUD	SCB	4/16/2019	(207)
197,450	USD	275,338	AUD	SCB	4/16/2019	(2,893)
102,837	USD	142,840	AUD	SSB	4/16/2019	(1,098)
130,244	USD	180,985	AUD	SSB	4/16/2019	(1,446)
133,176	USD	185,824	AUD	SSB	4/16/2019	(2,034)
43,091	USD	57,058	CAD	CITI	4/16/2019	(411)
135,857	USD	179,571	CAD	CITI	4/16/2019	(1,049)
43,319	USD	57,562	CAD	GSI	4/16/2019	(567)
66,358	USD	87,787	CAD	GSI	4/16/2019	(571)
93,263	USD	123,197	CAD	GSI	4/16/2019	(663)
587,550	USD	776,236	CAD	GSI	4/16/2019	(4,258)
53,771	USD	70,563	CAD	JPM	4/16/2019	(27)
488,928	USD	645,845	CAD	JPM	4/16/2019	(3,469)
42,968	USD	57,133	CAD	RBC	4/16/2019	(590)
87,802	USD	115,987	CAD	RBC	4/16/2019	(628)
335,117	USD	442,694	CAD	RBC	4/16/2019	(2,396)
113,706	USD	150,186	CAD	SCB	4/16/2019	(797)
81,507	USD	107,883	CAD	SSB	4/16/2019	(744)
85,309	USD	113,091	CAD	SSB	4/16/2019	(912)
729,487	USD	963,849	CAD	SSB	4/16/2019	(5,359)
42,188	CHF	42,748	USD	CITI	4/16/2019	(30)
66,340	CHF	67,215	USD	CITI	4/16/2019	(43)
210,154	CHF	216,404	USD	CITI	4/16/2019	(3,611)
109,471	CHF	110,856	USD	GSI	4/16/2019	(11)
31,396	CHF	31,896	USD	GSI	4/16/2019	(106)
17,324	CHF	17,688	USD	GSI	4/16/2019	(146)
12,535	CHF	12,881	USD	GSI	4/16/2019	(188)
95,346	CHF	96,926	USD	GSI	4/16/2019	(383)
48,144	CHF	49,534	USD	GSI	4/16/2019	(786)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

62,805	CHF	64,490	USD	GSI	4/16/2019	(896)
395,663	CHF	407,089	USD	GSI	4/16/2019	(6,458)
75,163	CHF	76,213	USD	JPM	4/16/2019	(106)
329	CHF	339	USD	RBC	4/16/2019	(6)
165,674	CHF	170,520	USD	SCB	4/16/2019	(2,766)
563,071	CHF	579,542	USD	SSB	4/16/2019	(9,402)
101,262	USD	100,217	CHF	GSI	4/16/2019	(213)
114,896	USD	113,614	CHF	RBC	4/16/2019	(144)
44,489	USD	44,023	CHF	SSB	4/16/2019	(87)
382,249	EUR	441,582	USD	CITI	4/16/2019	(1,363)
77,610	EUR	89,436	USD	GSI	4/16/2019	(56)
77,987	EUR	90,609	USD	GSI	4/16/2019	(795)
244,276	EUR	282,393	USD	JPM	4/16/2019	(1,071)
1,333,040	EUR	1,541,048	USD	JPM	4/16/2019	(5,847)
58,228	EUR	67,300	USD	RBC	4/16/2019	(241)
71,655	EUR	82,819	USD	RBC	4/16/2019	(297)
9,179	EUR	10,614	USD	SG	4/16/2019	(43)
51,252	EUR	59,260	USD	SCB	4/16/2019	(236)
175,426	EUR	202,836	USD	SCB	4/16/2019	(806)
227,610	EUR	262,954	USD	SSB	4/16/2019	(826)
88,307	USD	77,014	EUR	CITI	4/16/2019	(386)
65,991	USD	57,699	EUR	CITI	4/16/2019	(458)
66,589	USD	58,235	EUR	GSI	4/16/2019	(478)
109,813	USD	96,030	EUR	GSI	4/16/2019	(780)
10,399	USD	9,113	EUR	RBC	4/16/2019	(96)
24,509	USD	21,396	EUR	SSB	4/16/2019	(132)
61,856	GBP	81,474	USD	JPM	4/16/2019	(47)
67,124	USD	52,367	GBP	CITI	4/16/2019	(1,813)
241,175	USD	188,155	GBP	CITI	4/16/2019	(6,513)
38,663	USD	29,922	GBP	GSI	4/16/2019	(727)
88,976	USD	68,350	GBP	GSI	4/16/2019	(1,000)
68,179	USD	52,714	GBP	GSI	4/16/2019	(1,214)
91,046	USD	70,783	GBP	GSI	4/16/2019	(2,133)
390,621	USD	305,113	GBP	GSI	4/16/2019	(11,031)
53,039	USD	40,399	GBP	RBC	4/16/2019	(143)
151,061	USD	117,731	GBP	SCB	4/16/2019	(3,920)
177,955	USD	138,691	GBP	SCB	4/16/2019	(4,618)
111,324	USD	85,643	GBP	SSB	4/16/2019	(1,416)
105,990	USD	82,628	GBP	SSB	4/16/2019	(2,782)
776,132	USD	605,058	GBP	SSB	4/16/2019	(20,369)
241,370	JPY	2,232	USD	CITI	4/16/2019	(3)
3,871,992	JPY	35,811	USD	CITI	4/16/2019	(54)
14,729,298	JPY	136,608	USD	CITI	4/16/2019	(586)
3,455,198	JPY	32,046	USD	GSI	4/16/2019	(138)
8,416,975	JPY	77,897	USD	GSI	4/16/2019	(168)
48,009,672	JPY	444,397	USD	RBC	4/16/2019	(1,037)
50,466,164	JPY	467,094	USD	SCB	4/16/2019	(1,049)
32,843,305	JPY	303,925	USD	SSB	4/16/2019	(624)
110,347	USD	12,022,660	JPY	GSI	4/16/2019	(680)
56,303	USD	6,131,103	JPY	SSB	4/16/2019	(317)
51,520	USD	57,614,247	KRW	GSI	4/16/2019	(380)
88,810	USD	1,725,378	MXN	CITI	4/16/2019	(461)
60,144	USD	1,180,153	MXN	CITI	4/16/2019	(917)
69,277	USD	583,800	NOK	GSI	4/16/2019	(162)
134,350	USD	1,144,664	NOK	GSI	4/16/2019	(1,799)
527,589	USD	4,473,217	NOK	JPM	4/16/2019	(4,468)
13,053	USD	110,660	NOK	RBC	4/16/2019	(110)
57,668	USD	488,972	NOK	SCB	4/16/2019	(491)
223,588	USD	1,895,813	NOK	SCB	4/16/2019	(1,906)
53,939	USD	458,362	NOK	SSB	4/16/2019	(580)
59,298	USD	503,444	NOK	SSB	4/16/2019	(583)
89,281	NZD	61,857	USD	JPM	4/16/2019	(57)
23,565	USD	34,354	NZD	GSI	4/16/2019	(215)
43,069	USD	62,989	NZD	GSI	4/16/2019	(532)
69,249	USD	101,208	NZD	GSI	4/16/2019	(808)
123,394	USD	180,608	NZD	GSI	4/16/2019	(1,623)
92,819	USD	136,623	NZD	GSI	4/16/2019	(1,751)
66,412	USD	98,029	NZD	JPM	4/16/2019	(1,444)
121,812	USD	179,804	NZD	JPM	4/16/2019	(2,648)
37,758	USD	55,690	NZD	RBC	4/16/2019	(790)
256,261	USD	378,392	NZD	RBC	4/16/2019	(5,661)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

525,328	USD	775,642	NZD	SG	4/16/2019	(11,570)
40,417	USD	59,649	NZD	SCB	4/16/2019	(872)
530,606	USD	783,084	NZD	SCB	4/16/2019	(11,444)
83,512	USD	122,867	NZD	SSB	4/16/2019	(1,537)
242,491	USD	358,037	NZD	SSB	4/16/2019	(5,341)
389,442	USD	575,009	NZD	SSB	4/16/2019	(8,578)
1,896,036	SEK	211,909	USD	CITI	4/16/2019	(1,166)
811,511	SEK	90,332	USD	GSI	4/16/2019	(133)
289,764	SEK	32,347	USD	GSI	4/16/2019	(140)
5,160	SEK	584	USD	JPM	4/16/2019	(10)
1,025,574	SEK	116,093	USD	RBC	4/16/2019	(2,101)
3,516,399	SEK	398,051	USD	RBC	4/16/2019	(7,205)
1,064,170	SEK	120,384	USD	SCB	4/16/2019	(2,102)
2,019,344	SEK	228,439	USD	SCB	4/16/2019	(3,989)
1,053,486	SEK	117,898	USD	SSB	4/16/2019	(803)
625,293	SEK	71,014	USD	SSB	4/16/2019	(1,513)
2,493,125	SEK	281,802	USD	SSB	4/16/2019	(4,692)
15,032,149	SEK	1,699,105	USD	SSB	4/16/2019	(28,289)
30	USD	173	TRY	GSI	4/16/2019	(2)
Total unrealized depreciation						$(278,104)

Total net unrealized depreciation						$(1,701)

Total return swap contracts ("total return swaps")

At January 31, 2019, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps — Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P 500 Financials Sector Total Return Index	USD	98,588	4/26/2019	3.04%	0.25%	3M USD LIBOR	T/3M	$(6,408)	$(423)	$(6,831)
CITI	S&P 500 Financials Sector Total Return Index	USD	59,728	6/13/2019	2.90%	0.11%	3M USD LIBOR	T/3M	3,654	(202)	3,452
JPM	S&P 500 Total Return Index	USD	69,987	4/3/2019	3.01%	0.50%	1M USD LIBOR	T/1M	3,405	(111)	3,294
Total									$651	$(736)	$(85)

Over-the-counter total return swaps — Short (b)

Counterparty	Reference Entity		Notional Amount	Maturity Date	Variable- rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P 500 Consumer Discretionary Sector Total Return Index	USD	(109,352)	4/26/2019	2.91%	0.12%	3M USD LIBOR	3M/T	$399	$520	$919
CITI	S&P 500 Total Return Index	USD	(61,767)	6/13/2019	2.75%	(0.04)%	3M USD LIBOR	3M/T	(1,418)	322	(1,096)
GSI	MSCI U.S. REIT Total Return Index	USD	(45,113)	6/20/2019	2.81%	0.30%	1M USD LIBOR	1M/T	(5,180)	96	(5,084)
JPM	S&P 500 Utilities Sector Total Return Index	USD	(56,714)	4/3/2019	2.88%	0.37%	1M USD LIBOR	1M/T	(7,609)	199	(7,410)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

Total	$(13,808)	$1,137	$(12,671)

(a)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.
(b)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.
(c)	Effective rate at January 31, 2019.

Purchased option contracts ("options purchased")

At January 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	16	$432,656	$290	2/6/2019	$—	(a)(b)
S&P 500 Mini Index	11	297,451	280	2/6/2019	39
S&P 500 Mini Index	17	459,697	290	2/13/2019	—	(a)(b)
S&P 500 Mini Index	8	216,328	295	2/13/2019	12
S&P 500 Mini Index	8	216,328	295	2/20/2019	16
S&P 500 Mini Index	10	270,410	290	2/20/2019	35
S&P 500 Mini Index	10	270,410	295	2/27/2019	30
Total calls					$132

Puts

Index
S&P 500 Mini Index	9	$243,369	$231	2/6/2019	$—	(a)(b)
S&P 500 Mini Index	9	243,369	235	2/6/2019	—	(a)(b)
S&P 500 Mini Index	8	216,328	237	2/6/2019	—	(a)(b)
S&P 500 Mini Index	10	270,410	235	2/13/2019	55
S&P 500 Mini Index	8	216,328	242	2/13/2019	68
S&P 500 Mini Index	8	216,328	237	2/13/2019	52
S&P 500 Mini Index	10	270,410	237	2/20/2019	130
S&P 500 Mini Index	8	216,328	242	2/20/2019	140
S&P 500 Mini Index	9	243,369	242	2/27/2019	261
Total puts					$706

Total options purchased (cost: $3,499)					$838
(a)		Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees.
(b)		Value determined using significant unobservable inputs.

Written option contracts ("options written")

At January 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	11	$(297,451)	$262	2/6/2019	$(9,895)
S&P 500 Mini Index	8	(216,328)	266	2/6/2019	(4,252)
S&P 500 Mini Index	8	(216,328)	267	2/6/2019	(3,580)
S&P 500 Mini Index	9	(243,369)	267	2/13/2019	(4,680)
S&P 500 Mini Index	8	(216,328)	268	2/13/2019	(3,576)
S&P 500 Mini Index	8	(216,328)	272	2/13/2019	(1,676)
S&P 500 Mini Index	10	(270,410)	269	2/20/2019	(4,325)
S&P 500 Mini Index	8	(216,328)	273	2/20/2019	(1,732)
S&P 500 Mini Index	10	(270,410)	275	2/27/2019	(1,910)
Total calls					$(35,626)

Puts

Index
S&P 500 Mini Index	9	$(243,369)	$251	2/6/2019	$(27)
S&P 500 Mini Index	9	(243,369)	257	2/6/2019	(68)
S&P 500 Mini Index	8	(216,328)	261	2/6/2019	(124)
S&P 500 Mini Index	8	(216,328)	266	2/13/2019	(4,000)
S&P 500 Mini Index	10	(270,410)	256	2/13/2019	(300)

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

S&P 500 Mini Index	8	(216,328)	259	2/13/2019	(348)
S&P 500 Mini Index	10	(270,410)	258	2/20/2019	(675)
S&P 500 Mini Index	8	(216,328)	265	2/20/2019	(4,000)
S&P 500 Mini Index	9	(243,369)	263	2/27/2019	(4,500)
Total puts					$(14,042)

Total options written (premium received $34,158)					$(49,668)

 At January 31, 2019, the Fund had securities pledged in the amount of $689,850 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Australia	$55	$52	$—	$107
Hong Kong	—	36	—	36
Japan	—	253	—	253
Singapore	—	11	—	11
United Kingdom	115	23	—	138
Other Common Stocks(a)	3,616	—	—	3,616
Total Common Stocks	3,786	375	—	4,161
U.S. Treasury Obligations	—	628	—	628
U.S. Government Agency Securities	—	103	—	103
Mortgage-Backed Securities(a)	—	1,824	—	1,824
Corporate Bonds(a)	—	1,466	—	1,466
Asset-Backed Securities	—	262	—	262
Exchange-Traded Funds	352	—	—	352
Investment Companies	—	8,430	—	8,430
Options Purchased(b)	1	—	—	1
Short-Term Investments	—	342	—	342
Total Investments	$4,139	$13,430	$—	$17,569

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Other Financial Instruments

Options Purchased(d)
Calls
Index	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Puts
Index	—	—	—	(1)	1	—	—	—	—	(1)
Total	$—	$—	$—	$(1)	$1	$—	$—	$—	$—	$(1)

(d)  As of the period ended January 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Assets
Futures(a)
Assets	124	—	—	124
Liabilities	(133)	—	—	(133)
Forward Contracts(a)
Assets	—	276	—	276
Liabilities	—	(278)	—	(278)
Swaps
Assets	—	8	—	8
Liabilities	—	(21)	—	(21)
Options Written
Liabilities	(50)	—	—	(50)
Total	$(59)	$(15)	$—	$(74)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§	Investments in Affiliates(a):

	Balance of Shares Held October 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2019	Value January 31, 2019	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Neuberger Berman Commodity Strategy Fund Institutional Class	211,186	5,475	78,544	138,117	$803,844	$30,826	$(102,541)	$18,318

Neuberger Berman Emerging Market Debt Fund Institutional Class	128,548	2,316	6,060	124,804	1,057,092	13,970	(4,662)	39,405

Neuberger Berman Emerging Market Equity Fund Class R6(c)	66,315	745	11,062	55,998	1,067,889	11,925	7,476	93,946

Neuberger Berman Floating Rate Income Fund Institutional Class	30,013	308	21,684	8,637	83,175	1,829	(2,026)	(2,417)

Neuberger Berman Genesis Fund Class R6	11,702	1,462	-	13,164	685,709	70,739	-	(67,981)

Neuberger Berman High Income Bond Fund Class R6	117,176	2,293	12,092	107,377	895,523	14,283	(6,177)	3,205

Neuberger Berman International Select Fund Class R6	239,312	4,717	39,532	204,497	2,363,990	51,513	7,245	(27,964)

Neuberger Berman Short Duration High Income Fund Institutional Class	15,948	249	-	16,197	153,219	1,782	-	502

Neuberger Berman US Equity Index PutWrite Strategy Fund Class R6	124,493	905	-	125,398	1,319,184	9,188	-	(17,094)

Sub-total for affiliates held as of 1/31/19(d)					$8,429,625	$206,054	$(100,685)	$39,920

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund^
(Unaudited) (cont'd)

Neuberger Berman Long Short Credit Fund Class R6	43,992	-	43,992	-	$-	$-	$(15,179)	$14,739

Sub-total for affiliates no longer held as of 1/31/19(e)					$-		$(15,179)	$14,739

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC ("Management") have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the the other investment companies managed by Management.

(c)
After the close of business on December 7, 2018, the Neuberger Berman Emerging Markets Equity Fund Class R6 underwent a stock split at a rate of 1.0009. The capital share activity presented here has been retroactively adjusted to reflect this split.

(d)	At January 31, 2019, these securities amounted to approximately 52.2% of net assets.
(e)	At January 31, 2019, the issuers of these securities were no longer held with the Fund.

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund^
(Unaudited) January 31, 2019

Principal Amount			Value†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 100.2%
		U.S. Treasury Notes
	1,000	1.00%, due 3/15/19	$998
	4,000	0.88%, due 6/15/19 – 9/15/19	3,967
	3,400	1.38%, due 12/15/19 – 9/15/20	3,355
	2,800	1.63%, due 3/15/20 – 6/30/20	2,770	(a)(b)
	1,800	1.50%, due 6/15/20	1,776
	2,200	1.88%, due 12/15/20	2,176	(b)
	2,000	2.38%, due 3/15/21	1,996
	2,000	2.63%, due 6/15/21	2,008
	1,900	2.75%, due 9/15/21	1,915
		Total U.S. Treasury Obligations (Cost $21,015)	20,961

		Total Options Purchased(c) 0.0%(d) (Cost $36)	8
Number of Shares

Short-Term Investments 0.8%

Investment Companies 0.8%
	175,402	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(e) (Cost $175)	175	(a)

		Total Investments 101.0% (Cost $21,226)	21,144

		Liabilities Less Other Assets (1.0)%	(215)	(f)

		Net Assets 100.0%	$20,929

(a)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $1,163,000.
(b)	All or a portion of the security is pledged as collateral for options written.
(c)	See "Purchased option contracts" under Derivative Instruments.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of January 31, 2019.
(f)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

Schedule of Investments Hedged Option Premium Strategy Fund^
(Unaudited) (cont’d)

Derivative Instruments

Purchased option contracts ("options purchased")

At January 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
Russell 2000 Index	3	$449,826	$1,520	2/1/2019	$248
Russell 2000 Index	2	299,884	1,590	2/1/2019	—	(a)(b)
Russell 2000 Index	2	299,884	1,630	2/1/2019	—	(a)(b)
Russell 2000 Index	3	449,826	1,590	2/8/2019	52
Russell 2000 Index	4	599,768	1,630	2/8/2019	—	(a)(b)
Russell 2000 Index	5	749,710	1,630	2/15/2019	75
Russell 2000 Index	2	299,884	1,630	2/22/2019	55
S&P 500 Index	9	2,433,690	2,850	2/6/2019	99
S&P 500 Index	13	3,515,330	2,900	2/6/2019	—	(a)(b)
S&P 500 Index	15	4,056,150	2,900	2/13/2019	—	(a)(b)
S&P 500 Index	7	1,892,870	2,950	2/13/2019	70
S&P 500 Index	8	2,163,280	2,900	2/20/2019	260
S&P 500 Index	7	1,892,870	2,950	2/20/2019	140
S&P 500 Index	7	1,892,870	2,950	2/27/2019	175
Total calls					$1,174

Puts

Index
Russell 2000 Index	3	$449,826	$1,245	2/1/2019	$—	(a)(b)
Russell 2000 Index	2	299,884	1,300	2/1/2019	—	(a)(b)
Russell 2000 Index	2	299,884	1,330	2/1/2019	—	(a)(b)
Russell 2000 Index	3	449,826	1,300	2/8/2019	52
Russell 2000 Index	2	299,884	1,330	2/8/2019	45
Russell 2000 Index	2	299,884	1,335	2/8/2019	50
Russell 2000 Index	3	449,826	1,330	2/15/2019	195
Russell 2000 Index	2	299,884	1,335	2/15/2019	135
Russell 2000 Index	2	299,884	1,335	2/22/2019	280
S&P 500 Index	9	2,433,690	2,330	2/6/2019	—	(a)(b)
S&P 500 Index	7	1,892,870	2,360	2/6/2019	—	(a)(b)
S&P 500 Index	7	1,892,870	2,365	2/6/2019	—	(a)(b)
S&P 500 Index	15	4,056,150	2,360	2/13/2019	900
S&P 500 Index	7	1,892,870	2,415	2/13/2019	613
S&P 500 Index	9	2,433,690	2,360	2/20/2019	1,103
S&P 500 Index	6	1,622,460	2,410	2/20/2019	1,005
S&P 500 Index	7	1,892,870	2,410	2/27/2019	1,995
Total puts					$6,373

Total options purchased (cost: $35,726)					$7,547
(a)		Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees.
(b)		Value determined using significant unobservable inputs.

Written option contracts ("options written")

At January 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
Russell 2000 Index	3	$(449,826)	$1,415	2/1/2019	$(25,680)
Russell 2000 Index	2	(299,884)	1,470	2/1/2019	(6,230)
Russell 2000 Index	2	(299,884)	1,495	2/1/2019	(1,960)
Russell 2000 Index	3	(449,826)	1,475	2/8/2019	(9,720)
Russell 2000 Index	2	(299,884)	1,500	2/8/2019	(3,110)
Russell 2000 Index	2	(299,884)	1,505	2/8/2019	(2,560)
Russell 2000 Index	5	(749,710)	1,510	2/15/2019	(7,675)

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund^
(Unaudited) (cont’d)

Russell 2000 Index	2	(299,884)	1,515	2/22/2019	(3,480)
S&P 500 Index	9	(2,433,690)	2,640	2/6/2019	(62,190)
S&P 500 Index	6	(1,622,460)	2,665	2/6/2019	(28,320)
S&P 500 Index	7	(1,892,870)	2,655	2/6/2019	(38,990)
S&P 500 Index	9	(2,433,690)	2,680	2/13/2019	(39,015)
S&P 500 Index	6	(1,622,460)	2,670	2/13/2019	(30,330)
S&P 500 Index	7	(1,892,870)	2,715	2/13/2019	(15,680)
S&P 500 Index	8	(2,163,280)	2,680	2/20/2019	(39,000)
S&P 500 Index	7	(1,892,870)	2,740	2/27/2019	(15,575)
S&P 500 Index	7	(1,892,870)	2,725	2/20/2019	(16,205)
Total calls					$(345,720)

Puts

Index
Russell 2000 Index	3	$(449,826)	$1,355	2/1/2019	$—	(a)(b)
Russell 2000 Index	2	(299,884)	1,420	2/1/2019	(20)
Russell 2000 Index	2	(299,884)	1,465	2/1/2019	(70)
Russell 2000 Index	3	(449,826)	1,415	2/8/2019	(323)
Russell 2000 Index	2	(299,884)	1,455	2/8/2019	(700)
Russell 2000 Index	2	(299,884)	1,465	2/8/2019	(960)
Russell 2000 Index	3	(449,826)	1,450	2/15/2019	(1,800)
Russell 2000 Index	2	(299,884)	1,460	2/15/2019	(1,510)
Russell 2000 Index	2	(299,884)	1,450	2/22/2019	(1,840)
S&P 500 Index	9	(2,433,690)	2,535	2/6/2019	(338)
S&P 500 Index	7	(1,892,870)	2,580	2/6/2019	(612)
S&P 500 Index	7	(1,892,870)	2,600	2/6/2019	(980)
S&P 500 Index	9	(2,433,690)	2,570	2/13/2019	(3,285)
S&P 500 Index	6	(1,622,460)	2,585	2/13/2019	(2,610)
S&P 500 Index	7	(1,892,870)	2,655	2/13/2019	(8,505)
S&P 500 Index	9	(2,433,690)	2,570	2/20/2019	(5,715)
S&P 500 Index	6	(1,622,460)	2,640	2/20/2019	(8,610)
S&P 500 Index	7	(1,892,870)	2,630	2/27/2019	(12,215)
Total puts					$(50,093)

Total options written (premium received $376,580)					$(395,813)

(a)	Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.

At January 31, 2019, the Fund had securities pledged in the amount of $2,374,512 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:
Asset Valuation Inputs

(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
U.S. Treasury Obligations	$—	$20,961	$—	$20,961
Options Purchased(a)	8	—	—	8
Short-Term Investments	—	175	—	175
Total Investments	$8	$21,136	$—	$21,144

(a)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Hedged Option Premium Strategy Fund^
(Unaudited) (cont’d)

	Beginning balance, as of 11/01/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities: (000’s omitted)
Options Purchased(c)
Call Options Index	$—	$—	$(1)	$(11)	$12	$—	$—	$—	$—	$(12)
Total	$—	$—	$(1)	$(11)	$12	$—	$—	$—	$—	$(12)

 (c) As of the period ended January 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(a)	Total
Assets
Options Written
Liabilities	$(396)	$—	$—	$(396)
Total Investments	$(396)	$—	$—	$(396)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/01/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities: (000’s omitted)
Options Written(b)
Call Options Index	$—	$—	$3	$5	$—	$(8)	$—	$—	$—	$8
Total	$—	$—	$3	$5	$—	$(8)	$—	$—	$—	$8

(b) As of the period ended January 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) January 31, 2019

Number of Shares		Value† (000's omitted)
Long Positions 97.6%

Common Stocks 82.1%

Aerospace & Defense 2.4%
227,000	General Dynamics Corp.	$38,856	(a)
137,000	Raytheon Co.	22,572
		61,428
Airlines 1.2%
627,500	Delta Air Lines, Inc.	31,017

Banks 1.7%
413,000	JPMorgan Chase & Co.	42,745

Biotechnology 2.0%
470,000	Gilead Sciences, Inc.	32,904
684,125	Moderna, Inc.	10,570	*(b)(n)
522,700	Moderna, Inc.	8,677	*(c)
		52,151
Capital Markets 7.0%
620,400	Ares Management Corp. Class A	12,942
118,987	BlackRock, Inc.	49,389
981,000	Brookfield Asset Management, Inc. Class A	42,232
194,900	CME Group, Inc.	35,526
106,727	Goldman Sachs Group, Inc.	21,133
96,200	S&P Global, Inc.	18,437
		179,659
Chemicals 1.7%
561,904	Ashland Global Holdings, Inc.	42,648

Commercial Services 0.8%
2,158,660	LegalZoom.com, Inc.	21,260	*(b)(d)(n)

Diversified Financial Services 1.5%
4,673,666	FGL Holdings	36,969	*

Electric Utilities 1.4%
205,500	NextEra Energy, Inc.	36,780

Electrical Equipment 1.5%
499,300	Eaton Corp. PLC	38,072	(a)

Electronic Equipment, Instruments & Components 2.2%
240,000	Amphenol Corp. Class A	21,101
435,000	CDW Corp.	36,222
		57,323
Energy Equipment & Services 0.6%
475,107	Cactus, Inc. Class A	15,593	*

Entertainment 3.2%
771,700	Activision Blizzard, Inc.	36,455
342,300	Spotify Technology SA	46,365	*
		82,820
Food & Staples Retailing 2.1%
84,400	Costco Wholesale Corp.	18,115
452,000	Sprouts Farmers Market, Inc.	10,839	*
254,000	Walmart, Inc.	24,341
		53,295
Food Products 3.2%
2,095,111	Conagra Brands, Inc.	45,338
Number of Shares		Value† (000's omitted)
2,000,000	Hain Celestial Group, Inc.	$36,660	*
		81,998
Health Care Equipment & Supplies 2.7%
869,100	DENTSPLY SIRONA, Inc.	36,459
360,100	Medtronic PLC	31,829
		68,288
Health Care Providers & Services 2.5%
527,500	CVS Health Corp.	34,578	(a)
125,000	DaVita, Inc.	7,016	*
81,500	UnitedHealth Group, Inc.	22,021
		63,615
Holding Companies - Diversified 0.4%
988,100	Collier Creek Holdings	9,980	*

Hotels, Restaurants & Leisure 3.0%
48,600	Marriott International, Inc. Class A	5,566
290,000	McDonald's Corp.	51,846
475,300	MGM Resorts International	13,993
115,000	Papa John's International, Inc.	4,864
		76,269
Interactive Media & Services 4.8%
56,900	Alphabet, Inc. Class A	64,063	*
2,353	Alphabet, Inc. Class C	2,627	*
331,100	Facebook, Inc. Class A	55,191	*
		121,881
Internet & Direct Marketing Retail 4.3%
28,600	Amazon.com, Inc.	49,156	*
22,000	Booking Holdings, Inc.	40,322	*
631,100	eBay, Inc.	21,236	*
		110,714
IT Services 5.1%
133,700	PayPal Holdings, Inc.	11,867	*
474,300	Visa, Inc. Class A	64,035
330,400	WEX, Inc.	53,304	*
		129,206
Machinery 0.9%
1,469,200	Gates Industrial Corp. PLC	21,906	*

Multi-Utilities 2.1%
1,026,200	Brookfield Infrastructure Partners LP	40,186
104,100	Sempra Energy	12,178
		52,364
Oil, Gas & Consumable Fuels 3.3%
210,700	Cheniere Energy, Inc.	13,832	*
1,843,600	Enbridge, Inc.	67,513
329	Venture Global LNG, Inc. Ser. C	2,303	*(b)(d)(n)
		83,648
Professional Services 5.0%
409,600	Equifax, Inc.	43,835
1,326,500	IHS Markit Ltd.	68,872	*
130,300	Verisk Analytics, Inc.	15,299	*
		128,006

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
Road & Rail 0.5%
194,300	CSX Corp.	$12,765

Semiconductors & Semiconductor Equipment 0.5%
70,200	ASML Holding NV	12,287

Software 1.4%
344,800	Microsoft Corp.	36,007

Specialty Retail 5.5%
150,000	Asbury Automotive Group, Inc.	10,598	*
571,600	At Home Group, Inc.	12,598	*
211,700	Home Depot, Inc.	38,853
1,361,700	Hudson Ltd. Class A	17,539	*
310,100	Lowe's Cos., Inc.	29,819
2,228,000	Party City Holdco, Inc.	24,597	*(c)
64,900	Tractor Supply Co.	5,542
		139,546
Technology Hardware, Storage & Peripherals 1.3%
201,700	Apple, Inc.	33,571

Textiles, Apparel & Luxury Goods 2.2%
504,500	PVH Corp.	55,046

Tobacco 0.5%
163,700	Philip Morris International, Inc.	12,559

Trading Companies & Distributors 3.0%
1,200,700	HD Supply Holdings, Inc.	50,357	*
1,215,000	Univar, Inc.	25,309	*
		75,666
Water Utilities 0.6%
165,000	American Water Works Co., Inc.	15,786

Total Common Stocks (Cost $1,854,377)		2,092,868

Preferred Stocks 0.8%

Food Products 0.3%
626,667	Sweetgreen, Inc. Ser. D	7,520	*(b)(d)(n)

Multi-Utilities 0.5%
125,650	Sempra Energy, Ser. B, 6.75%	12,818

Total Preferred Stocks (Cost $20,263)		20,338

Principal Amount (000's omitted)

Corporate Bonds 5.1%

Commercial Services 0.7%
$20,092	APX Group, Inc., 8.75%, due 12/1/20	19,577

Gas 0.9%
23,870	Rockpoint Gas Storage Canada Ltd., 7.00%, due 3/31/23	23,273	(e)

Media 0.1%
2,440	Viacom, Inc., (3 month USD LIBOR + 3.90%), 5.88%, due 2/28/57	2,356	(f)

Real Estate 0.3%
7,772	Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, due 11/15/25	7,461	(e)

Retail 2.4%
7,080	Party City Holdings, Inc., 6.63%, due 8/1/26	6,974	(c)(e)
	PetSmart, Inc.
46,379	5.88%, due 6/1/25	36,422	(e)
Principal Amount (000's omitted)		Value† (000's omitted)
$27,799	8.88%, due 6/1/25	$17,513	(c)(e)
		60,909
Semiconductors 0.4%
11,252	MagnaChip Semiconductor Corp., 6.63%, due 7/15/21	10,689

Software 0.3%
9,360	Project Homestake Merger Corp., 8.88%, due 3/1/23	6,833	(c)(e)

Total Corporate Bonds (Cost $137,014)		131,098

Convertible Bonds 0.2%

Semiconductor 0.2%
4,020	MagnaChip Semiconductor SA, 5.00%, due 3/1/21 (Cost $4,824)	4,128

Number of Shares

Master Limited Partnerships 0.9%

Capital Markets 0.9%
698,900	Blackstone Group LP (Cost $24,419)	23,553

Total Options Purchased(g) 0.1% (Cost $2,811)		2,248

Short-Term Investments 8.4%

Investment Companies 8.4%
184,494,764	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(h)	184,495	(i)
30,365,456	State Street Navigator Securities Lending Government Money Market Portfolio, 2.41%(h)	30,365	(j)

Total Short-Term Investments (Cost $214,860)		214,860

Total Long Positions (97.5%) (Cost $2,258,568)		2,489,093

Short Positions ((17.8)%)(k)

Common Stocks Sold Short (14.7)%

Auto Components (0.2)%
(75,000)	Visteon Corp.	(5,767)	*

Automobiles (0.4)%
(117,356)	Harley-Davidson, Inc.	(4,326)
(20,600)	Tesla, Inc.	(6,324)	*
		(10,650)
Banks (0.3)%
(79,100)	First Republic Bank	(7,643)

Beverages (0.2)%
(62,600)	National Beverage Corp.	(5,248)

Capital Markets (2.0)%
(104,500)	Cohen & Steers, Inc.	(3,932)
(58,100)	FactSet Research Systems, Inc.	(12,702)
(238,500)	Federated Investors, Inc. Class B	(6,232)
(162,300)	Focus Financial Partners, Inc. Class A	(4,564)	*
(501,700)	Greenhill & Co., Inc.	(12,573)
(588,000)	Waddell & Reed Financial, Inc. Class A	(10,067)
		(50,070)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
Containers & Packaging (0.4)%
(108,900)	AptarGroup, Inc.	$(10,794)

Diversified Telecommunication Services (0.2)%
(338,100)	CenturyLink, Inc.	(5,180)

Electric Utilities (0.4)%
(185,000)	Southern Co.	(8,991)

Energy Equipment & Services (0.6)%
(239,200)	Core Laboratories NV	(16,136)

Equity Real Estate Investment Trusts (0.5)%
(154,000)	Lamar Advertising Co. Class A	(11,465)

Food & Staples Retailing (0.3)%
(324,500)	BJ's Wholesale Club Holdings, Inc.	(8,538)	*

Food Products (0.7)%
(59,400)	J.M. Smucker Co.	(6,230)
(118,500)	Kellogg Co.	(6,993)
(31,200)	McCormick & Co., Inc.	(3,857)
		(17,080)
Hotels, Restaurants & Leisure (1.2)%
(61,000)	BJ's Restaurants, Inc.	(3,040)
(48,400)	Darden Restaurants, Inc.	(5,078)
(115,796)	Dine Brands Global, Inc.	(8,832)
(146,600)	Shake Shack, Inc. Class A	(7,002)	*
(105,400)	Texas Roadhouse, Inc.	(6,412)
		(30,364)
Household Durables (0.6)%
(42,000)	Mohawk Industries, Inc.	(5,409)	*
(380,500)	PulteGroup, Inc.	(10,582)
		(15,991)
Household Products (0.2)%
(127,800)	Energizer Holdings, Inc.	(6,058)

Insurance (0.4)%
(2,221,000)	Aegon NV	(11,394)
(1,300)	American Equity Investment Life Holding Co.	(41)
		(11,435)
IT Services (0.6)%
(880,123)	Western Union Co.	(16,062)

Machinery (0.5)%
(84,000)	Graco, Inc.	(3,640)
(157,500)	PACCAR, Inc.	(10,319)
		(13,959)
Media (1.2)%
(499,500)	Discovery, Inc. Class A	(14,176)	*
(303,000)	New Media Investment Group, Inc.	(4,142)
(144,800)	Omnicom Group, Inc.	(11,277)
		(29,595)
Multi-Utilities (0.4)%
(118,000)	Consolidated Edison, Inc.	(9,163)

Multiline Retail (0.5)%
(141,000)	Big Lots, Inc.	(4,447)
(103,600)	Ollie's Bargain Outlet Holdings, Inc.	(8,099)	*
		(12,546)
Number of Shares		Value† (000's omitted)
Pharmaceuticals (0.1)%
(173,600)	Horizon Pharma PLC	$(3,731)	*

Real Estate Management & Development (0.2)%
(234,100)	Realogy Holdings Corp.	(4,155)

Semiconductors & Semiconductor Equipment (0.3)%
(47,000)	NVIDIA Corp.	(6,756)

Software (0.8)%
(49,100)	Autodesk, Inc.	(7,227)	*
(28,100)	ServiceNow, Inc.	(6,183)	*
(34,800)	Workday, Inc. Class A	(6,317)	*
		(19,727)
Specialty Retail (1.1)%
(759,521)	Chico's FAS, Inc.	(4,405)
(75,800)	Floor & Decor Holdings, Inc. Class A	(2,599)	*
(94,700)	Gap, Inc.	(2,409)
(37,600)	RH	(5,109)	*
(726,800)	Sally Beauty Holdings, Inc.	(12,516)	*
		(27,038)
Trading Companies & Distributors (0.4)%
(177,500)	Fastenal Co.	(10,732)

Total Common Stocks Sold Short (Proceeds $(378,371))		(374,874)

Principal Amount (000's omitted)

Corporate Bonds Sold Short (1.8)%

Household Products - Wares (0.1)%
$(4,000)	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	(3,410)	(e)

Media (0.4)%
(9,500)	CBS Radio, Inc., 7.25%, due 11/1/24	(9,049)	(e)

Miscellaneous Manufacturer (0.2)%
(7,000)	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	(6,180)	(f)(l)

Oil & Gas (0.1)%
(4,000)	Apache Corp., 4.25%, due 1/15/44	(3,438)

Oil & Gas Services (0.3)%
(8,000)	Hi-Crush Partners LP, 9.50%, due 8/1/26	(6,400)	(e)

Retail (0.7)%
(3,000)	Bed Bath & Beyond, Inc., 3.75%, due 8/1/24	(2,653)
	JC Penney Corp., Inc.
(2,000)	5.88%, due 7/1/23	(1,682)	(e)
(2,000)	8.63%, due 3/15/25	(1,145)	(e)
(5,000)	PetSmart, Inc., 7.13%, due 3/15/23	(3,188)	(e)
(10,000)	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/1/25	(9,825)
		(18,493)
Total Corporate Bonds Sold Short (Proceeds $(49,012))		(46,970)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
Exchange-Traded Funds Sold Short (1.0)%
(99,000)	Materials Select Sector SPDR Fund	$(5,281)
(231,600)	Vanguard REIT ETF	(19,318)

Total Exchange-Traded Funds Sold Short (Proceeds $(22,853))		(24,599)

Master Limited Partnerships Sold Short (0.3)%

Capital Markets (0.3)%
(403,800)	Carlyle Group LP (Proceeds $(6,507))	(7,628)

Total Short Positions (Proceeds $(456,743))		(454,071)

Total Investments 79.8% (Cost $1,801,825)		2,035,022

Other Assets Less Liabilities 20.2%		513,780	(m)

Net Assets 100.0%		$2,548,802

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)
Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to approximately $41,653,000, which represents 1.6% of net assets of the Fund.

(c)	The security or a portion of this security is on loan at January 31, 2019. Total value of all such securities at January 31, 2019 amounted to approximately $30,499,000 for the Fund.
(d)	Value determined using significant unobservable inputs.
(e)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $98,476,000 of long positions and $(24,874,000) of short positions, which represents 3.9% and (1.0)%, respectively, of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(g)	See “Purchased option contracts” under Derivative Instruments.
(h)	Represents 7-day effective yield as of January 31, 2019.
(i)	All or a portion of this security is segregated in connection with obligations for securities sold short, options written, swaps and/or futures with a total value of approximately $184,495,000.
(j)	Represents investment of cash collateral received from securities lending.
(k)	At January 31, 2019 the Fund had approximately $528,131,000 deposited, in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(l)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(m)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

(n) These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale.

At January 31, 2019, these securities amounted to approximately $41,653,000, which represents 1.6% of net assets of the Fund.

Restricted Security (000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 1/31/2019	Fair Value Percentage of Net Assets as of 1/31/2019
LegalZoom.com, Inc.	8/21/2018	$22,623	0.6%	$21,260	0.8%
Moderna, Inc.	12/7/2018	13,320	0.5%	10,570	0.4%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/29/2018	7,520	0.3%	7,520	0.3%
Venture Global LNG, Inc.	11/20/2018	2,303	0.1%	2,303	0.1%
Total		$45,766	1.5%	$41,653	1.6%

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	722	NASDAQ 100 E-Mini Index	$(99,848,990)	$(6,241,974)
3/2019	563	Russell 2000 Mini Index	(42,230,630)	(3,544,085)
3/2019	2,094	S&P 500 E-Mini Index	(283,161,150)	(18,381,388)
3/2019	50	U.S. Treasury Long Bond	(7,334,375)	(160,155)
Total Futures			$(432,575,145)	$(28,327,602)

At January 31, 2019, the Fund had $44,582,538 deposited in a segregated account to cover margin requirements on open futures.

Total return basket swap contracts (“total return basket swaps”)

At January 31, 2019, the Fund had outstanding total return basket swaps(a) as follows:

Over-the-counter total return basket swaps — Short (b)

Counterparty	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment			Maturity Date(s)	Value
JPM	2.14%	(0.65)%	3-month USD LIBOR	3M/T			5/4/2020	$(1,495,006)
(a) The following table represents required component disclosures associated with the total return basket swaps:
Reference Entity					Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
Short Positions(b)
JPNBGCND
Amazon.com Inc.					(4,090)	$(5,864,704)	(284,512)	18.6%
Home Depot Inc.					(8,949)	(1,370,429)	(66,483)	4.3%
Toyota Motor Corp.					(25,758)	(1,318,286)	(63,953)	4.2%
McDonald's Corp.					(7,809)	(1,164,799)	(56,507)	3.7%
NIKE Inc.					(13,420)	(916,808)	(44,477)	2.9%
LVMH Moet Hennessy Louis Vuitton SE					(2,934)	(784,253)	(38,046)	2.5%
Starbucks Corp.					(13,524)	(768,863)	(37,299)	2.4%
Booking Holdings Inc.					(502)	(767,178)	(37,218)	2.4%
Lowe's Cos. Inc.					(8,539)	(685,128)	(33,237)	2.2%
Daimler AG					(11,897)	(587,157)	(28,484)	1.9%
TJX Cos. Inc.					(14,035)	(582,329)	(28,250)	1.8%
Sony Corp.					(13,847)	(580,417)	(28,157)	1.8%
General Motors Co.					(15,379)	(500,689)	(24,290)	1.6%
Honda Motor Co. Ltd.					(19,340)	(481,789)	(23,373)	1.5%
Compass Group PLC					(25,373)	(452,939)	(21,973)	1.4%
adidas AG					(2,010)	(398,872)	(19,350)	1.3%
Kering SA					(917)	(383,208)	(18,590)	1.2%
Cie Financiere Richemont SA					(6,500)	(373,375)	(18,113)	1.2%
Ross Stores Inc.					(4,783)	(367,599)	(17,833)	1.2%

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

Volkswagen AG	(2,477)	(351,754)	(17,064)	1.1%
Ford Motor Co.	(46,784)	(343,506)	(16,664)	1.1%
Bayerische Motoren Werke AG	(4,866)	(341,471)	(16,566)	1.1%
Target Corp.	(5,589)	(340,417)	(16,515)	1.1%
eBay Inc.	(11,505)	(323,027)	(15,671)	1.0%
Yum! Brands Inc.	(4,114)	(322,598)	(15,650)	1.0%
Industria de Diseno Textil SA	(13,757)	(320,033)	(15,526)	1.0%
Marriott International Inc./MD	(3,245)	(310,099)	(15,044)	1.0%
Carnival Corp.	(6,437)	(309,243)	(15,002)	1.0%
VF Corp.	(4,160)	(292,136)	(14,172)	0.9%
Aptiv PLC	(4,331)	(285,939)	(13,872)	0.9%
O'Reilly Automotive Inc.	(992)	(285,241)	(13,838)	0.9%
Michelin	(3,027)	(274,216)	(13,303)	0.9%
Dollar General Corp.	(2,840)	(273,511)	(13,269)	0.9%
Panasonic Corp.	(33,186)	(270,226)	(13,109)	0.9%
Oriental Land Co .Ltd./Japan	(3,093)	(263,958)	(12,805)	0.8%
Fast Retailing Co. Ltd.	(685)	(261,523)	(12,687)	0.8%
Denso Corp.	(6,580)	(251,668)	(12,209)	0.8%
AutoZone Inc.	(346)	(244,486)	(11,861)	0.8%
Bridgestone Corp.	(7,529)	(241,765)	(11,729)	0.8%
Hermes International	(468)	(234,520)	(11,377)	0.7%
Hilton Worldwide Holdings Inc.	(3,766)	(234,025)	(11,353)	0.7%
Magna International Inc.	(5,287)	(233,353)	(11,321)	0.7%
Suzuki Motor Corp.	(5,283)	(229,818)	(11,149)	0.7%
Royal Caribbean Cruises Ltd.	(2,271)	(227,513)	(11,037)	0.7%
Dollar Tree Inc.	(2,741)	(221,417)	(10,742)	0.7%
Whitbread PLC	(3,997)	(213,867)	(10,375)	0.7%
Persimmon PLC	(7,930)	(206,195)	(10,003)	0.7%
Subaru Corp.	(10,476)	(204,975)	(9,944)	0.7%
Continental AG	(1,558)	(204,902)	(9,940)	0.6%
Restaurant Brands International Inc.	(3,838)	(200,630)	(9,733)	0.6%
Taylor Wimpey PLC	(109,984)	(198,865)	(9,647)	0.6%
Genuine Parts Co.	(2,338)	(194,729)	(9,447)	0.6%
MGM Resorts International	(7,700)	(189,148)	(9,176)	0.6%
Ulta Beauty Inc.	(773)	(188,280)	(9,134)	0.6%
Toyota Industries Corp.	(4,534)	(186,667)	(9,056)	0.6%
Lennar Corp.	(4,637)	(183,468)	(8,901)	0.6%
Sekisui House Ltd.	(14,626)	(182,347)	(8,846)	0.6%
Swatch Group AG/The	(751)	(179,819)	(8,724)	0.6%
Sumitomo Electric Industries Ltd.	(15,139)	(179,513)	(8,709)	0.6%
Expedia Group Inc.	(1,798)	(178,898)	(8,679)	0.6%
Nissan Motor Co. Ltd.	(25,174)	(178,886)	(8,678)	0.6%
DR Horton Inc.	(5,530)	(177,394)	(8,606)	0.6%
Chipotle Mexican Grill Inc.	(399)	(176,220)	(8,549)	0.6%
Bandai Namco Holdings Inc.	(4,768)	(175,289)	(8,504)	0.6%
InterContinental Hotels Group PLC	(3,487)	(165,697)	(8,038)	0.5%
Best Buy Co. Inc.	(3,325)	(164,357)	(7,973)	0.5%
Fiat Chrysler Automobiles NV	(11,430)	(164,124)	(7,962)	0.5%
Hasbro Inc.	(2,144)	(162,025)	(7,860)	0.5%
Advance Auto Parts Inc.	(1,219)	(161,884)	(7,853)	0.5%
Hennes & Mauritz AB	(12,389)	(160,618)	(7,792)	0.5%
Canadian Tire Corp. Ltd.	(1,574)	(149,256)	(7,241)	0.5%
Newell Brands Inc.	(8,388)	(148,435)	(7,201)	0.5%
Tiffany & Co.	(1,936)	(143,319)	(6,953)	0.5%
CarMax Inc.	(2,742)	(134,482)	(6,524)	0.4%
Nokian Renkaat OYJ	(4,784)	(132,626)	(6,434)	0.4%
Ralph Lauren Corp.	(1,289)	(124,859)	(6,057)	0.4%
LKQ Corp.	(5,661)	(123,848)	(6,008)	0.4%
Next PLC	(2,191)	(116,295)	(5,642)	0.4%
Macy's Inc.	(5,174)	(113,538)	(5,508)	0.4%
L Brands Inc.	(4,352)	(101,089)	(4,904)	0.3%
		$(31,502,829)	$(1,528,281)
Accrued Net Interest Receivable/(Payable)			33,275
Total Return Basket Swaps, at Value			$(1,495,006)

(b)
The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at January 31, 2019.

Total return swap contracts ("total return swaps")

At January 31, 2019, the Fund had outstanding over-the-counter total return swaps as follows:

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

Over-the-counter total return swaps — Short (a)

Counter-party	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	Dow Jones Industrial Average Index	USD	(12,734,901)	5/15/2019	2.44%	(0.35)%	3-month USD LIBOR	3M/3M	$(370,122)	$13,111	$(357,011)
GSI	iShares S&P 500 Value ETF	USD	(33,443,840)	11/29/2019	2.86%	0.35%	1-month USD LIBOR	1M/T	(827,574)	44,062	(783,512)	(c)
GSI	Russell Mid-Cap Index	USD	(37,336,138)	7/29/2020	2.21%	(0.30)%	1-month USD LIBOR	1M/T	(662,912)	4,648	(658,264)
CITI	S&P 500 Growth Index	USD	(95,129,615)	5/13/2019	2.44%	(0.35)%	3-month USD LIBOR	3M/3M	(2,965,528)	80,724	(2,884,804)	(d)
CITI	S&P 500 Growth Index	USD	(32,417,394)	5/13/2019	2.44%	(0.35)%	3-month USD LIBOR	3M/3M	(1,010,565)	27,508	(983,057)	(e)
CITI	S&P 500 Growth Index	USD	(11,384,680)	5/13/2019	2.44%	(0.35)%	3-month USD LIBOR	3M/3M	(354,901)	9,661	(345,240)
CITI	SPDR S&P Retail ETF	USD	(17,471,700)	7/23/2019	1.11%	(1.40)%	1-month USD LIBOR	1M/1M	(206,550)	12,963	(193,587)
CITI	Trupanion, Inc.	USD	(1,255,918)	3/9/2020	(2.49)%	(5.00)%	1-month USD LIBOR	1M/T	150,059	(1,301)	148,758
CITI	Trupanion, Inc.	USD	(986,244)	3/9/2020	(3.49)%	(6.00)%	1-month USD LIBOR	1M/T	165,959	(3,695)	162,264
CITI	Trupanion, Inc.	USD	(909,593)	3/9/2020	(3.49)%	(6.00)%	1-month USD LIBOR	1M/T	189,221	(3,244)	185,977
CITI	Utilities Select Sector SPDR Fund	USD	(22,722,140)	9/19/2019	0.76%	(1.75)%	1-month USD LIBOR	1M/T	(685,860)	8,003	(677,857)
Total									$(6,578,773)	$192,440	$(6,386,333)

(a) The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.
(b) Effective rate at January 31, 2019.
(c) The following table represents required component disclosures associated with the S&P 500 Value Index swap as of January 31, 2019:

Description	Index Shares	Component Weighting	Fund Value
Apple Inc.	(457)	6.9%	$(54,364)
JPMorgan Chase & Co.	(209)	3.2%	(24,937)
UnitedHealth Group Incorporated	(158)	2.4%	(18,834)
Bank of America Corp.	(158)	2.4%	(18,827)
Chevron Corporation	(133)	2.0%	(15,872)
AT&T Inc.	(133)	2.0%	(15,851)
Berkshire Hathaway Inc. Class B	(127)	1.9%	(15,065)
Wells Fargo & Company	(126)	1.9%	(15,013)
Citigroup Inc.	(96)	1.5%	(11,406)
Johnson & Johnson	(89)	1.4%	(10,603)
Exxon Mobil Corporation	(83)	1.3%	(9,891)
Walmart Inc.	(83)	1.3%	(9,884)
DowDuPont Inc.	(75)	1.1%	(8,945)
International Business Machines Corporation	(74)	1.1%	(8,851)
Home Depot, Inc.	(68)	1.0%	(8,111)
Procter & Gamble Company	(64)	1.0%	(7,662)
Costco Wholesale Corporation	(57)	0.9%	(6,814)
Altria Group Inc.	(56)	0.9%	(6,719)
Gilead Sciences, Inc.	(55)	0.8%	(6,562)
Comcast Corporation Class A	(55)	0.8%	(6,496)
Coca-Cola Company	(54)	0.8%	(6,412)
General Electric Company	(54)	0.8%	(6,403)
CVS Health Corporation	(52)	0.8%	(6,142)
Caterpillar Inc.	(48)	0.7%	(5,693)
Anthem, Inc.	(48)	0.7%	(5,678)
Walt Disney Company	(44)	0.7%	(5,293)
Intel Corporation	(43)	0.7%	(5,142)
Goldman Sachs Group, Inc.	(42)	0.6%	(4,963)
Mondelez International, Inc. Class A	(41)	0.6%	(4,873)
CME Group Inc. Class A	(40)	0.6%	(4,725)
Oracle Corporation	(39)	0.6%	(4,637)
Duke Energy Corporation	(38)	0.6%	(4,534)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

PepsiCo, Inc.	(38)	0.6%	(4,494)
Chubb Limited	(37)	0.6%	(4,442)
Schlumberger NV	(37)	0.6%	(4,436)
Philip Morris International Inc.	(36)	0.5%	(4,234)
Walgreens Boots Alliance Inc.	(35)	0.5%	(4,209)
AbbVie, Inc.	(35)	0.5%	(4,200)
EOG Resources, Inc.	(35)	0.5%	(4,168)
3M Company	(35)	0.5%	(4,141)
PNC Financial Services Group, Inc.	(34)	0.5%	(4,101)
Morgan Stanley	(34)	0.5%	(4,007)
Honeywell International Inc.	(32)	0.5%	(3,852)
Accenture Plc Class A	(32)	0.5%	(3,830)
Deere & Company	(32)	0.5%	(3,822)
General Motors Company	(31)	0.5%	(3,711)
NIKE, Inc. Class B	(31)	0.5%	(3,701)
BlackRock, Inc.	(31)	0.5%	(3,652)
Southern Company	(30)	0.5%	(3,623)
United Technologies Corporation	(30)	0.5%	(3,610)

(d) The following table represents required component disclosures associated with the S&P 500 Growth Index swap as of January 31, 2019:

Description	Index Shares	Component Weighting	Fund Value
Microsoft Corporation	(1,896)	6.8%	$(195,793)
Amazon.com, Inc.	(1,658)	5.9%	(171,247)
Facebook, Inc. Class A	(941)	3.4%	(97,145)
Alphabet Inc. Class C	(807)	2.9%	(83,317)
Alphabet Inc. Class A	(791)	2.8%	(81,654)
Pfizer Inc.	(576)	2.1%	(59,524)
Visa Inc. Class A	(557)	2.0%	(57,551)
Verizon Communications Inc.	(534)	1.9%	(55,189)
Cisco Systems, Inc.	(499)	1.8%	(51,576)
Johnson & Johnson	(495)	1.8%	(51,083)
Boeing Company	(478)	1.7%	(49,403)
Merck & Co., Inc.	(455)	1.6%	(46,950)
Berkshire Hathaway Inc. Class B	(451)	1.6%	(46,558)
Mastercard Incorporated Class A	(451)	1.6%	(46,536)
Exxon Mobil Corporation	(408)	1.5%	(42,146)
Netflix, Inc.	(348)	1.2%	(35,914)
Intel Corporation	(338)	1.2%	(34,953)
McDonald's Corporation	(324)	1.2%	(33,433)
Procter & Gamble Company	(316)	1.1%	(32,650)
Abbott Laboratories	(301)	1.1%	(31,093)
Adobe Inc.	(284)	1.0%	(29,345)
Medtronic plc	(279)	1.0%	(28,797)
Union Pacific Corporation	(275)	1.0%	(28,431)
salesforce.com, inc.	(273)	1.0%	(28,202)
Eli Lilly and Company	(265)	1.0%	(27,412)
Broadcom Inc.	(260)	0.9%	(26,904)
PayPal Holdings Inc.	(246)	0.9%	(25,372)
Thermo Fisher Scientific Inc.	(232)	0.8%	(23,991)
PepsiCo, Inc.	(228)	0.8%	(23,534)
Coca-Cola Company	(225)	0.8%	(23,258)
Home Depot, Inc.	(224)	0.8%	(23,132)
Walt Disney Company	(218)	0.8%	(22,552)
NextEra Energy, Inc.	(201)	0.7%	(20,751)
Amgen Inc.	(185)	0.7%	(19,089)
ConocoPhillips	(183)	0.7%	(18,904)
U.S. Bancorp	(183)	0.7%	(18,853)
Comcast Corporation Class A	(179)	0.6%	(18,527)
American Tower Corporation	(179)	0.6%	(18,469)
Oracle Corporation	(150)	0.5%	(15,524)
Texas Instruments Incorporated	(150)	0.5%	(15,483)
AbbVie, Inc.	(148)	0.5%	(15,235)
TJX Companies Inc.	(145)	0.5%	(14,929)
Automatic Data Processing, Inc.	(144)	0.5%	(14,849)
Philip Morris International Inc.	(143)	0.5%	(14,755)
Linde plc	(141)	0.5%	(14,599)
Intuitive Surgical, Inc.	(140)	0.5%	(14,506)
3M Company	(140)	0.5%	(14,429)
Intuit Inc.	(132)	0.5%	(13,588)
Honeywell International Inc.	(125)	0.4%	(12,896)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

NIKE, Inc. Class B	(125)	0.4%	(12,896)

(e) The following table represents required component disclosures associated with the S&P 500 Growth Index swap as of January 31, 2019:

Description	Index Shares	Component Weighting	Fund Value
Microsoft Corporation	(570)	6.8%	$(66,721)
Amazon.com, Inc.	(499)	5.9%	(58,356)
Facebook, Inc. Class A	(283)	3.4%	(33,104)
Alphabet Inc. Class C	(243)	2.9%	(28,392)
Alphabet Inc. Class A	(238)	2.8%	(27,825)
Pfizer Inc.	(173)	2.1%	(20,284)
Visa Inc. Class A	(168)	2.0%	(19,612)
Verizon Communications Inc.	(161)	1.9%	(18,807)
Cisco Systems, Inc.	(150)	1.8%	(17,576)
Johnson & Johnson	(149)	1.8%	(17,407)
Boeing Company	(144)	1.7%	(16,835)
Merck & Co., Inc.	(137)	1.6%	(15,999)
Berkshire Hathaway Inc. Class B	(136)	1.6%	(15,866)
Mastercard Incorporated Class A	(136)	1.6%	(15,858)
Exxon Mobil Corporation	(123)	1.5%	(14,362)
Netflix, Inc.	(105)	1.2%	(12,238)
Intel Corporation	(102)	1.2%	(11,911)
McDonald's Corporation	(97)	1.2%	(11,393)
Procter & Gamble Company	(95)	1.1%	(11,126)
Abbott Laboratories	(91)	1.1%	(10,596)
Adobe Inc.	(85)	1.0%	(10,000)
Medtronic plc	(84)	1.0%	(9,813)
Union Pacific Corporation	(83)	1.0%	(9,688)
salesforce.com, inc.	(82)	1.0%	(9,610)
Eli Lilly and Company	(80)	1.0%	(9,341)
Broadcom Inc.	(78)	0.9%	(9,168)
PayPal Holdings Inc.	(74)	0.9%	(8,646)
Thermo Fisher Scientific Inc.	(70)	0.8%	(8,176)
PepsiCo, Inc.	(69)	0.8%	(8,020)
Coca-Cola Company	(68)	0.8%	(7,926)
Home Depot, Inc.	(67)	0.8%	(7,883)
Walt Disney Company	(66)	0.8%	(7,685)
NextEra Energy, Inc.	(60)	0.7%	(7,071)
Amgen Inc.	(56)	0.7%	(6,505)
ConocoPhillips	(55)	0.7%	(6,442)
U.S. Bancorp	(55)	0.7%	(6,425)
Comcast Corporation Class A	(54)	0.6%	(6,313)
American Tower Corporation	(54)	0.6%	(6,294)
Oracle Corporation	(45)	0.5%	(5,290)
Texas Instruments Incorporated	(45)	0.5%	(5,276)
AbbVie, Inc.	(44)	0.5%	(5,191)
TJX Companies Inc.	(43)	0.5%	(5,087)
Automatic Data Processing, Inc.	(43)	0.5%	(5,060)
Philip Morris International Inc.	(43)	0.5%	(5,028)
Linde plc	(43)	0.5%	(4,975)
Intuitive Surgical, Inc.	(42)	0.5%	(4,943)
3M Company	(42)	0.5%	(4,917)
Intuit Inc.	(40)	0.5%	(4,630)
Honeywell International Inc.	(38)	0.4%	(4,395)
NIKE, Inc. Class B	(38)	0.4%	(4,395)

At January 31, 2019, the Fund had cash collateral of $4,190,000, $3,430,000 and $4,430,000 deposited in segregated accounts for Citibank N.A., Goldman Sachs International and JPMorgan Chase Bank N.A., respectively, to cover collateral requirements on over-the-counter derivatives.

Purchased option contracts ("options purchased")

At January 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Energy Equipment & Services
Schlumberger Ltd.	1,370	$6,056,770	70	6/21/2019	$4,110	(a)(b)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

Food Products
Conagra Brands, Inc.	1,644	3,557,616	23	3/15/2019	49,320
Hain Celestial Group, Inc.	3,000	5,499,000	30	2/15/2019	—	(a)(b)
					49,320

Oil, Gas & Consumable Fuels
Tellurian, Inc.	7,308	7,308,000	12.5	4/18/2019	529,830

Professional Services
Nielsen Holdings PLC	4,570	11,735,760	30	2/15/2019	34,275
Total calls					$617,535

Puts

Energy Equipment & Services
Hi-Crush Partners LP	1,988	$15,904,000	$12.5	3/15/2019	$1,630,160
Total puts					$1,630,160

Total options purchased (cost $2,810,822)					$2,247,695

(a)	Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.

Written option contracts ("options written")

At January 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Capital Markets
Goldman Sachs Group, Inc.	361	$(7,148,161)	$225	6/21/2019	$(113,715)

Electrical Equipment
Eaton Corp. PLC	883	(6,732,875)	72.5	4/18/2019	(445,915)

Health Care Providers & Services
CVS Health Corp.	702	(4,601,610)	70	2/15/2019	(10,530)

IT Services
Paypal Holdings, Inc.	585	(5,192,460)	95	6/21/2019	(235,463)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	634	(4,162,210)	70	3/15/2019	(65,936)
Total calls					$(871,559)

Puts

Energy Equipment & Services
Cactus, Inc.	913	$(2,996,466)	$35	2/15/2019	$(232,815)

Food Products
Conagra Brands, Inc.	1,644	(3,557,616)	19	3/15/2019	(24,660)
Hain Celestial Group, Inc.	3,000	(5,499,000)	20	2/15/2019	(585,000)
					(609,660)

IT Services
Visa, Inc.	895	(12,083,395)	125	3/15/2019	(91,737)
Wex, Inc.	373	(6,017,609)	180	2/15/2019	(699,375)
					(791,112)

Internet & Direct Marketing Retail
ebay, Inc.	2,294	(7,719,310)	26	4/18/2019	(28,675)
ebay, Inc.	2,350	(7,907,750)	30	7/19/2019	(263,200)
					(291,875)

Machinery
Gates Industrial Corp. PLC	1,829	(2,727,039)	12.5	5/17/2019	(59,443)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

Multiline Retail
Ollie's Bargain Outlet Holdings, Inc.	1,036	(8,098,412)	60	4/18/2019	(72,520)

Professional Services
Nielsen Holdings PLC	4,570	(11,735,760)	22	2/15/2019	(41,130)

Specialty Retail
Party City Holdco, Inc.	6,957	(7,680,528)	10	4/18/2019	(347,850)
Total puts					$(2,446,405)

Total options written (premium received $3,724,600)					$(3,317,964)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:
Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Biotechnology	$41,581	$10,570	$—	$52,151
Commercial Services	—	—	21,260	21,260
Oil, Gas & Consumable Fuels	81,345	—	2,303	83,648
Other Common Stocks(a)	1,935,809	—	—	1,935,809
Total Common Stocks	2,058,735	10,570	23,563	2,092,868
Preferred Stocks
Food Products	—	—	7,520	7,520
Other Preferred Stocks(a)	12,818	—	—	12,818
Total Preferred Stocks	12,818	—	7,520	20,338
Corporate Bonds(a)	—	131,098	—	131,098
Convertible Bonds(a)	—	4,128	—	4,128
Master Limited Partnerships(a)	23,553	—	—	23,553
Options Purchased
Energy Equipment & Services	1,630	—	4	1,634
Food Products	49	—	—	49
Other Options Purchased(b)	565	—	—	565
Total Options Purchased	2,244	—	4	2,248
Short-Term Investments	—	214,860	—	214,860
Total Long Positions	$2,097,350	$360,656	$31,087	$2,489,093

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities:
(000’s omitted)
Common Stocks(d)
Commercial Services	$22,623	$—	$—	$—	$—	$(1,363)	$—	$—	$21,260	$—
Oil, Gas & Consumable Fuels	—	—	—	—	2,303	—	—	—	2,303	—
Preferred Stocks(d)
Food Products	—	—	—	—	7,520	—	—	—	7,520	—
Health Care	15,003	—	—	(1,684)	—	(13,319)	—	—	—	—
Options Purchased(f)
Energy Equipment & Services	—	—	—	(33)	—	—	37	—	4	(33)
Food Products	—	—	(654)	436	—	—	218	—	—	—
Total	$37,626	$—	$(654)	$(1,281)	$9,823	$(14,682)	$255	$—	$31,087	$(33)

(d)	The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2019:

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund^
(Unaudited) (cont’d)

Asset class	Fair value at 1/31/2019	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation From increase in input(e)
Common Stock	$21,260	Market Approach	Adjusted Transaction Price	$9.85	$9.85	Increase
Common Stock	2,303	Market Approach	Transaction Price	7,000.00	7,000.00	Increase
Preferred Stock	7,520	Market Approach	Transaction Price	12.00	12.00	Increase

(e)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(f)
As of the period ended January 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Liabilities Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short(a)	$(374,874)	$—	$—	$(374,874)
Corporate Bonds Sold Short(a)	—	(46,970)	—	(46,970)
Exchange-Traded Funds Sold Short	(24,599)	—	—	(24,599)
Master Limited Partnerships Sold Short(a)	(7,628)	—	—	(7,628)
Total Short Positions	$(407,101)	$(46,970)	$—	$(454,071)

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:
Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3(b)	Total

Futures(a)
Liabilities	$(28,328)	$—	$—	$(28,328)
Swaps
Assets	—	497	—	497
Liabilities	—	(8,378)	—	(8,378)
Options Written
Liabilities	(3,318)	—	—	(3,318)
Total	$(31,646)	$(7,881)	$—	$(39,527)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities:
(000’s omitted)
Options Written(c)
IT Services	$—	$—	$358	$(358)	$—	$—	$—	$—	$—	$—
Total	$—	$—	$358	$(358)	$—	$—	$—	$—	$—	$—

(c)
As of the period ended January 31, 2019, these investments were valued based on using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^	A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund^
(Unaudited) January 31, 2019

NUMBER OF SHARES			VALUE† (000's omitted)

Common Stocks 0.1%

Energy Equipment & Services 0.1%
	869	Seadrill Ltd. (Cost $8)	$8	*(e)
PRINCIPAL AMOUNT
(000's omitted)

U.S. Treasury Obligations 77.2%
		U.S. Treasury Bill
	$5,000	2.30%, due 2/7/19	4,998	(a)
	1,000	2.37%, due 3/5/19	998	(a)
		Total U.S. Treasury Obligations (Cost $5,996)	5,996

Corporate Bonds 0.6%

Beverages 0.6%
	50	Anheuser-Busch InBev Finance, Inc., (3 month USD LIBOR + 0.40%), 2.94%, due 2/1/19 (Cost $50)	50	(b)
NUMBER OF SHARES

Short-Term Investments 16.4%

Investment Companies 16.4%
	1,269,440	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(c) (Cost $1,269)	1,269
		Total Investments 94.3% (Cost $7,323)	7,323
		Other Assets Less Liabilities 5.7%	442	(d)
		Net Assets 100.0%	$7,765

*	Non-income producing security.
(a)	Rate shown was the discount rate at the date of purchase.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

(e)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At January 31, 2019, this security amounted to approximately $8,000, which represents 0.1% of net assets of the Fund.

Restricted Security (000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 1/31/2019	Fair Value Percentage of Net Assets as of 1/31/2019
Seadrill Ltd. (Restricted Common Shares)	7/3/2018	$8	0.1%	$8	0.1%

Derivative Instruments

Forward foreign currency contracts ("forward contracts")

At January 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

15,128	USD	13,103	EUR	GSI	4/16/2019	$38
Total unrealized appreciation						$38

10,974	EUR	12,639	USD	GSI	4/16/2019	(1)
2,103	EUR	2,428	USD	GSI	4/16/2019	(6)
Total unrealized depreciation						$(7)
Total net unrealized appreciation						$31

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$—	$8	$—	$8
U.S. Treasury Obligations	—	5,996	—	5,996
Corporate Bonds(a)	—	50	—	50
Short-Term Investments	—	1,269	—	1,269
Total Investments	$—	$7,323	$—	$7,323

(a) The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Assets
Forward Contracts(a)
Assets	$—	$—	$—	$—
Liabilities	—	—	—	—
Total	$—	$—	$—	$—

(a)	Forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) January 31, 2019

Number of Shares		Value† (000's omitted)

Common Stocks 35.0%

Aerospace & Defense 0.5%
89	Boeing Co.	$34
240	Lockheed Martin Corp.	70
		104
Air Freight & Logistics 0.2%
442	Cia de Distribucion Integral Logista Holdings SA	11
443	Oesterreichische Post AG	17
3,391	Royal Mail PLC	12
		40
Auto Components 0.0%(a)
400	Sumitomo Rubber Industries Ltd.	6

Automobiles 0.4%
198	Bayerische Motoren Werke AG, Preference Shares	15
228	Daimler AG	13
3,163	Ford Motor Co.	28
200	Honda Motor Co. Ltd.	6
2,100	Nissan Motor Co. Ltd.	18
248	Renault SA	17
		97
Banks 1.7%
500	Aozora Bank Ltd.	15
711	Australia & New Zealand Banking Group Ltd.	13
797	Banco Bilbao Vizcaya Argentaria SA	5
576	BB&T Corp.	28
450	Comerica, Inc.	35
134	Danske Bank A/S	3
405	First Hawaiian, Inc.	10
1,971	Huntington Bancshares, Inc.	26
776	JPMorgan Chase & Co.	80
368	National Bank of Canada	17
175	PNC Financial Services Group, Inc.	22
258	Royal Bank of Canada	20
438	Skandinaviska Enskilda Banken AB, Class A	5
528	U.S. Bancorp	27
2,380	Umpqua Holdings Corp.	42
345	Wells Fargo & Co.	17
		365
Beverages 0.4%
2,582	Coca-Cola Amatil Ltd.	16
706	Coca-Cola Co.	34
237	PepsiCo, Inc.	26
		76
Biotechnology 0.2%
625	Gilead Sciences, Inc.	44

Capital Markets 0.3%
249	Northern Trust Corp.	22
Number of Shares		Value† (000's omitted)
1,775	Virtu Financial, Inc. Class A	$45
		67
Chemicals 0.8%
297	Celanese Corp. Series A	28
90	Covestro AG	5	(b)
355	Eastman Chemical Co.	29
684	Evonik Industries AG	19
728	Huntsman Corp.	16
298	LyondellBasell Industries NV Class A	26
500	Mitsubishi Chemical Holdings Corp.	4
700	Nutrien Ltd.	36
196	PolyOne Corp.	6
33	RPM International, Inc.	2
		171
Commercial Services & Supplies 0.4%
396	KAR Auction Services, Inc.	21
155	Republic Services, Inc.	12
220	Societe BIC SA	22
337	Waste Management, Inc.	32
		87
Communications Equipment 0.6%
1,803	Cisco Systems, Inc.	86
3,526	Nokia OYJ	22
1,800	VTech Holdings Ltd.	17
		125
Construction & Engineering 0.1%
1,100	Ferrovial SA	25
Containers & Packaging 0.5%
534	Amcor Ltd.	5
260	Avery Dennison Corp.	27
264	Bemis Co., Inc.	13
656	International Paper Co.	31
289	Sonoco Products Co.	17
121	Westrock Co.	5
		98
Diversified Telecommunication Services 1.1%
929	AT&T, Inc.	28
487	BCE, Inc.	21
660	CenturyLink, Inc.	10
127	Cogent Communications Holdings, Inc.	6
528	Elisa OYJ	22
100	Nippon Telegraph & Telephone Corp.	4
1,186	Orange SA	19
4,600	Singapore Telecommunications Ltd.	10
268	Sunrise Communications Group AG	23	*(b)
2,129	Telia Co. AB	9
1,614	Verizon Communications, Inc.	89
		241

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)

Electric Utilities 1.8%
500	CK Infrastructure Holdings Ltd.	$4
1,000	CLP Holdings Ltd.	12
2,034	EDP - Energias de Portugal SA	7
950	Endesa SA	24
950	Evergy, Inc.	54
1,357	Exelon Corp.	65
930	FirstEnergy Corp.	36
606	Fortum OYJ	14
10,500	HK Electric Investments & HK Electric Investments Ltd.	11	(b)
1,520	Iberdrola SA	13
1,108	Mercury NZ Ltd.	3
315	NextEra Energy, Inc.	56
595	OGE Energy Corp.	24
122	Portland General Electric Co.	6
3,000	Power Assets Holdings Ltd.	20
436	PPL Corp.	14
577	Southern Co.	28
		391
Electrical Equipment 0.3%
390	Eaton Corp. PLC	30
421	Emerson Electric Co.	27
		57
Energy Equipment & Services 0.1%
400	Helmerich & Payne, Inc.	22

Entertainment 0.1%
335	Cinemark Holdings, Inc.	14

Equity Real Estate Investment Trusts 4.0%
312	Alexandria Real Estate Equities, Inc.	41
182	American Campus Communities, Inc.	8
97	American Tower Corp.	17
657	Apple Hospitality REIT, Inc.	11
5,200	Ascendas Real Estate Investment Trust	11
609	British Land Co. PLC	5
411	Brookfield Property REIT, Inc. Class A	8
85	Camden Property Trust	8
12,000	CapitaLand Mall Trust	21
30	Colony Capital, Inc.	—
95	CoreSite Realty Corp.	9
602	Crown Castle International Corp.	70
105	CubeSmart	3
90	Digital Realty Trust, Inc.	10
172	EPR Properties	13
30	Equinix, Inc.	12
250	Equity Lifestyle Properties, Inc.	26
148	Extra Space Storage, Inc.	15
200	Four Corners Property Trust, Inc.	6
586	Gaming and Leisure Properties, Inc.	22
1,262	H&R Real Estate Investment Trust	21
198	Highwoods Properties, Inc.	9
1,300	Host Hotels & Resorts, Inc.	23
91	Iron Mountain, Inc.	3
532	Kimco Realty Corp.	9
362	Klepierre SA	12
114	Lexington Realty Trust	1
Number of Shares		Value† (000's omitted)

136	Life Storage, Inc.	$13
325	Macerich Co.	15
1,573	Medical Properties Trust, Inc.	29
380	Merlin Properties Socimi SA	5
98	Mid-America Apartment Communities, Inc.	10
10,992	Mirvac Group	19
93	National Health Investors, Inc.	8
325	National Retail Properties, Inc.	17
945	OMEGA Healthcare Investors, Inc.	38
822	Park Hotels & Resorts, Inc.	25
122	Pebblebrook Hotel Trust	4
360	Piedmont Office Realty Trust, Inc. Class A	7
195	Prologis, Inc.	14
72	Public Storage	15
1,192	RioCan Real Estate Investment Trust	23
97	Simon Property Group, Inc.	18
164	SmartCentres Real Estate Investment Trust	4
188	Spirit Realty Capital, Inc.	7
376	STAG Industrial, Inc.	10
5,693	Stockland	16
775	STORE Capital Corp.	25
92	Sun Communities, Inc.	10
658	Ventas, Inc.	42
982	VEREIT, Inc.	8
362	VICI Properties, Inc.	8
7,137	Vicinity Centres	14
142	Welltower, Inc.	11
1,015	Weyerhaeuser Co.	27
381	WP Carey, Inc.	29
		865
Food & Staples Retailing 0.7%
257	Axfood AB	5
19	Casino Guichard Perrachon SA	1
200	Costco Wholesale Corp.	43
176	ICA Gruppen AB	6
384	Kesko OYJ, B Shares	22
410	Sysco Corp.	26
110	Walgreens Boots Alliance, Inc.	8
400	Walmart, Inc.	38
		149
Food Products 0.6%
556	Archer-Daniels-Midland Co.	25
900	Flowers Foods, Inc.	18
182	Hershey Co.	19
440	Kellogg Co.	26
149	Mowi ASA	3
203	Nestle SA	18
2,357	Orkla ASA	19
690	Tate & Lyle PLC	6
		134
Gas Utilities 0.0%(a)
196	Naturgy Energy Group SA	5

Health Care Equipment & Supplies 0.1%
351	Medtronic PLC	31

Health Care Providers & Services 0.3%
494	Cardinal Health, Inc.	25

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)

289	Quest Diagnostics, Inc.	$25
605	Sonic Healthcare Ltd.	10
		60
Hotels, Restaurants & Leisure 0.9%
825	Carnival Corp.	47
222	Carnival PLC	13
69	Cracker Barrel Old Country Store, Inc.	12
2,074	Crown Resorts Ltd.	18
83	Darden Restaurants, Inc.	9
576	Extended Stay America, Inc.	10
6,000	Genting Singapore Ltd.	5
557	Las Vegas Sands Corp.	32
170	McDonald's Corp.	30
253	Wyndham Destinations, Inc.	11
		187
Household Durables 0.2%
391	Berkeley Group Holdings PLC	19
492	Garmin Ltd.	34
		53
Household Products 0.2%
220	Kimberly-Clark Corp.	24
275	Procter & Gamble Co.	27
		51
Independent Power and Renewable Electricity Producers 1.0%
1,978	AES Corp.	32
4,100	Clearway Energy, Inc. Class C	62
3,200	NextEra Energy Partners LP	129
		223
Industrial Conglomerates 0.2%
100	Honeywell International, Inc.	14
4,000	NWS Holdings Ltd.	9
400	Siemens AG ADR	22
		45
Insurance 0.8%
404	Ageas	19
169	ASR Nederland NV	7
125	Assurant, Inc.	12
500	Hartford Financial Services Group, Inc.	24
5,710	Legal & General Group PLC	19
635	MetLife, Inc.	29
1,248	Poste Italiane SpA	11	(b)
957	Power Corp. of Canada	19
377	Power Financial Corp.	8
213	SCOR SE	9
700	UNIQA Insurance Group AG	6
19	Zurich Insurance Group AG	6
		169
IT Services 0.4%
170	Automatic Data Processing, Inc.	24
244	IBM Corp.	33
1,322	Western Union Co.	24
		81
Machinery 0.4%
88	Caterpillar, Inc.	12
204	Cummins, Inc.	30
267	Dover Corp.	23
Number of Shares		Value† (000's omitted)

491	Pentair PLC	$20
		85
Media 0.9%
760	Comcast Corp. Class A	28
2,781	Interpublic Group of Cos., Inc.	63
139	John Wiley & Sons, Inc. Class A	7
1,043	Mediaset Espana Comunicacion SA	7
140	Nexstar Media Group, Inc. Class A	12
1,344	NOS SGPS SA	9
448	Omnicom Group, Inc.	35
329	RTL Group SA	18
199	Sinclair Broadcast Group, Inc. Class A	6
214	Tribune Media Co. Class A	10
		195
Metals & Mining 1.0%
10,423	Alumina Ltd.	18
964	BHP Group Ltd.	25
1,070	BHP Group PLC	24
216	Boliden AB	5
2,373	Fortescue Metals Group Ltd.	10
535	Franco-Nevada Corp.	41
100	JFE Holdings, Inc.	2
120	Nucor Corp.	7
181	Reliance Steel & Aluminum Co.	15
414	Rio Tinto PLC	23
800	Rio Tinto PLC ADR	45
		215
Mortgage Real Estate Investment 0.7%
1,719	AGNC Investment Corp.	31
3,792	Annaly Capital Management, Inc.	40
354	Apollo Commercial Real Estate Finance, Inc.	6
755	Blackstone Mortgage Trust, Inc. Class A	26
551	Chimera Investment Corp.	10
902	MFA Financial, Inc.	7
637	Starwood Property Trust, Inc.	14
760	Two Harbors Investment Corp.	11
		145
Multi-Utilities 1.7%
2,710	A2A SpA	5
450	Ameren Corp.	31
1,153	CenterPoint Energy, Inc.	36
11,200	Centrica PLC	20
1,216	Dominion Energy, Inc.	85
200	DTE Energy Co.	24
1,363	Engie SA	22
1,779	National Grid PLC	19
850	NiSource, Inc.	23
12	NorthWestern Corp.	1
900	Sempra Energy	105
		371
Multiline Retail 0.2%
354	Kohl's Corp.	25
2,708	Marks & Spencer Group PLC	10
683	Wesfarmers Ltd.	16
		51

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)

Oil, Gas & Consumable Fuels 4.6%
4,700	Antero Midstream GP LP	$63
3,036	BP PLC	21
100	Canadian Natural Resources Ltd.	3
241	Chevron Corp.	28
266	CVR Energy, Inc.	11
781	Enagas SA	23
654	Enbridge, Inc.	24
1,246	Eni SpA	21
1,000	Equitrans Midstream Corp.	21
391	Exxon Mobil Corp.	29
218	HollyFrontier Corp.	12
1,208	Inter Pipeline Ltd.	19
424	Marathon Petroleum Corp.	28
407	Occidental Petroleum Corp.	27
3,406	ONEOK, Inc.	219
1,100	Pembina Pipeline Corp.	39
291	Phillips 66	28
1,173	Repsol SA	20
636	Royal Dutch Shell PLC, A Shares	20
5,273	Snam SpA	25
1,999	Suncor Energy, Inc.	64
2,050	Targa Resources Corp.	88
352	TOTAL SA	19
364	Valero Energy Corp.	32
4,150	Williams Cos., Inc.	112
		996
Paper & Forest Products 0.1%
329	Louisiana Pacific Corp.	8
664	UPM-Kymmene OYJ	19
		27
Personal Products 0.1%
369	Unilever PLC	19

Pharmaceuticals 1.9%
244	AstraZeneca PLC	18
1,200	AstraZeneca PLC ADR	44
959	Bristol-Myers Squibb Co.	47
312	Eli Lilly & Co.	37
1,196	GlaxoSmithKline PLC	23
300	Johnson & Johnson	40
429	Merck & Co., Inc.	32
283	Novartis AG	25
273	Orion OYJ Class B	10
1,781	Pfizer, Inc.	76
62	Roche Holding AG	16
265	Sanofi	23
500	Takeda Pharmaceutical Co. Ltd.	20
		411
Professional Services 0.1%
1,039	RELX PLC	23

Real Estate Management & Development 0.1%
548	Brookfield Property Partners LP	10
646	First Capital Realty, Inc.	10
		20
Road & Rail 0.2%
575	CSX Corp.	38

Semiconductors & Semiconductor Equipment 1.0%
2,000	ASM Pacific Technology Ltd.	22
297	KLA-Tencor Corp.	32
Number of Shares		Value† (000's omitted)

43	Lam Research Corp.	$7
742	Maxim Integrated Products, Inc.	40
350	QUALCOMM, Inc.	17
700	SUMCO Corp.	10
550	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21
309	Texas Instruments, Inc.	31
200	Tokyo Electron Ltd.	29
		209
Software 0.3%
913	Micro Focus International PLC	17
400	Microsoft Corp.	42
		59
Specialty Retail 0.7%
1,000	Foot Locker, Inc.	56
307	Home Depot, Inc.	56
157	Lowe's Cos., Inc.	15
425	Williams-Sonoma, Inc.	23
		150
Technology Hardware, Storage & Peripherals 0.9%
425	Apple, Inc.	71
600	Brother Industries Ltd.	10
700	Canon, Inc.	20
1,346	HP, Inc.	30
216	NetApp, Inc.	14
277	Seagate Technology PLC	12
1,000	Seiko Epson Corp.	16
177	Western Digital Corp.	8
549	Xerox Corp.	15
		196
Textiles, Apparel & Luxury Goods 0.0%(a)
64	Pandora A/S	3

Thrifts & Mortgage Finance 0.1%
562	Genworth MI Canada, Inc.	19
734	TFS Financial Corp.	12
		31
Tobacco 0.4%
514	Altria Group, Inc.	25
500	Imperial Brands PLC	17
700	Japan Tobacco, Inc.	18
262	Philip Morris International, Inc.	20
340	Vector Group Ltd.	4
		84
Trading Companies & Distributors 0.4%
1,200	ITOCHU Corp.	22
3,000	Marubeni Corp.	23
500	Mitsubishi Corp.	15
1,300	Mitsui & Co. Ltd.	21
300	Sumitomo Corp.	5
75	Watsco, Inc.	11
		97
Transportation Infrastructure 0.1%
149	Atlantia SpA	3
1,600	Sydney Airport	8
		11
Water Utilities 0.0%(a)
48	United Utilities Group PLC	1

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)

Wireless Telecommunication Services 0.2%
800	NTT DOCOMO, Inc.	$19
7,573	Vodafone Group PLC	14
		33
Total Common Stocks (Cost $7,229)		7,553

Preferred Stocks 1.7%

Equity Real Estate Investment Trusts 1.7%
1,000	Apartment Investment & Management Co., Ser. A, 6.88%	26
600	Ashford Hospitality Trust, Inc., Ser. F, 7.38%	12
1,579	Ashford Hospitality Trust, Inc., Ser. H, 7.50%	34
1,226	Brookfield Property REIT, Inc., Ser. A, 6.38%	29
156	Cedar Realty Trust, Inc., Ser. B, 7.25%	4
793	Colony Capital, Inc., Ser. J, 7.13%	17
764	Hersha Hospitality Trust, Ser. C, 6.88%	18
675	Hersha Hospitality Trust, Ser. D, 6.50%	14
2,025	National Retail Properties, Inc., Ser. F, 5.20%	47
500	Pennsylvania Real Estate Investment Trust, Ser. D, 6.88%	9
800	PS Business Parks, Inc., Ser. U, 5.75%	19
250	QTS Realty Trust, Inc., Ser. A, 7.13%	6
533	Rexford Industrial Realty, Inc., Ser. A, 5.88%	12
600	Saul Centers, Inc., Ser. D, 6.13%	14
1,500	Sunstone Hotel Investors, Inc., Ser. E, 6.95%	39
375	UMH Properties, Inc., Ser. D, 6.38%	9
1,014	VEREIT, Inc., Ser. F, 6.70%	25
1,050	Vornado Realty Trust, Ser. K, 5.70%	26

Total Preferred Stocks (Cost $377)		360

Principal Amount ($000's omitted)

Convertible Bonds 1.0%

Biotechnology 0.1%
$10	BioMarin Pharmaceutical, Inc., 0.60%, due 8/1/24	11

Communications Equipment 0.0%(a)
5	Finisar Corp., 0.50%, due 12/15/36	5

Equity Real Estate Investment Trusts 0.1%
20	Extra Space Storage LP, 3.13%, due 10/1/35	23	(c)
10	IH Merger Sub LLC, 3.50%, due 1/15/22	11
		34
Principal Amount (000's omitted)		Value† (000's omitted)

Health Care Providers & Services 0.0%(a)
$10	CONMED Corp., 2.63%, due 2/1/24	$10	(c)(d)

Independent Power and Renewable Electricity Producers 0.1%
15	NextEra Energy Partners L.P., 1.50%, due 9/15/20	14	(c)

Interactive Media & Services 0.1%
10	Liberty Expedia Holdings, Inc., 1.00%, due 6/30/47	10	(c)
10	Zillow, Inc., 2.00%, due 12/1/21	10
		20
Media 0.1%
25	Liberty Media Corp., 2.13%, due 3/31/48	24	(c)

Metals & Mining 0.1%
20	Endeavour Mining Corp., 3.00%, due 2/15/23	19	(c)

Oil, Gas & Consumable Fuel 0.1%
15	Golar LNG Ltd., 2.75%, due 2/15/22	14

Software 0.3%
5	DocuSign, Inc., 0.50%, due 9/15/23	5	(c)
20	Envestnet, Inc., 1.75%, due 6/1/23	21	(c)
20	Guidewire Software, Inc., 1.25%, due 3/15/25	20
10	PROS Holdings, Inc., 2.00%, due 6/1/47	10
5	Splunk, Inc., 0.50%, due 9/15/23	5	(c)
		61
Technology Hardware, Storage & Peripherals 0.0%(a)
10	Electronics For Imaging, Inc., 2.25%, due 11/15/23	10	(c)

Total Convertible Bonds (Cost $219)		222

Corporate Bonds 14.3%

Agriculture 0.3%
75	BAT Capital Corp., 4.54%, due 8/15/47	62

Auto Manufacturers 0.2%
40	General Motors Financial Co., Inc., 5.10%, due 1/17/24	41

Banks 4.0%
30	Banco Santander SA, 3.80%, due 2/23/28	28
	Bank of America Corp.
45	(3 month USD LIBOR + 0.37%), 2.74%, due 1/23/22	45	(e)
100	(3 month USD LIBOR + 1.51%), 3.71%, due 4/24/28	99	(e)
30	(3 month USD LIBOR + 1.07%), 3.97%, due 3/5/29	30	(e)
	Citigroup, Inc.
115	(3 month USD LIBOR + 1.56%), 3.89%, due 1/10/28	114	(e)
20	(3 month USD LIBOR + 1.15%), 3.52%, due 10/27/28	19	(e)
	Goldman Sachs Group, Inc.
20	2.60%, due 4/23/20	20
40	(3 month USD LIBOR + 1.51%), 3.69%, due 6/5/28	39	(e)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

Principal Amount (000's omitted)	Value† (000's omitted)

$75	(3 month USD LIBOR + 1.16%), 3.81%, due 4/23/29	$73 (e)
35	(3 month USD LIBOR + 1.37%), 4.02%, due 10/31/38	33 (e)
30	5.15%, due 5/22/45	31
65	HSBC Holdings PLC, (5 year USD ICE Swap + 3.75%), 6.00%, due 5/22/27	63	(e)(f)
	JPMorgan Chase & Co.
50	(3 month USD LIBOR + 1.12%), 4.01%, due 4/23/29	50 (e)
30	(3 month USD LIBOR + 1.36%), 3.88%, due 7/24/38	29 (e)
25	(3 month USD LIBOR + 1.22%), 3.90%, due 1/23/49	23 (e)
100	Morgan Stanley, (3 month USD LIBOR + 1.34%), 3.59%, due 7/22/28	98	(e)
20	Royal Bank of Scotland Group PLC, (3 month USD LIBOR + 1.91%), 5.08%, due 1/27/30	20	(e)
65	Westpac Banking Corp., (5 year USD ICE Swap + 2.89%), 5.00%, due 9/21/27	56	(e)(f)
		870
Beverages 0.9%
20	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/36	19	(c)
	Anheuser-Busch InBev Worldwide, Inc.
25	4.60%, due 4/15/48	23
55	4.75%, due 4/15/58	49
90	5.80%, due 1/23/59	94
		185
Chemicals 0.2%
35	DowDuPont, Inc., 4.73%, due 11/15/28	37

Computers 0.9%
35	Apple, Inc., 4.65%, due 2/23/46	38
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
65	5.45%, due 6/15/23	68 (c)
35	6.02%, due 6/15/26	37 (c)
	HP Enterprise Co.
40	3.60%, due 10/15/20	40
15	4.90%, due 10/15/25	16
		199
Food 0.4%
55	Grupo Bimbo SAB de CV, 4.70%, due 11/10/47	51	(c)
40	Kroger Co., 5.40%, due 1/15/49	40
		91
Healthcare - Products 0.5%
55	Abbott Laboratories, 3.75%, due 11/30/26	56
60	Zimmer Biomet Holdings, Inc., 3.55%, due 4/1/25	58
		114
Insurance 0.1%
35	AXA Equitable Holdings, Inc., 5.00%, due 4/20/48	33
Principal Amount (000's omitted)	Value† (000's omitted)

Machinery-Diversified 0.2%
$35	Wabtec Corp., 4.15%, due 3/15/24 $	34

Media 0.3%
	Comcast Corp.
20	4.00%, due 8/15/47	19
45	4.95%, due 10/15/58	47
		66
Miscellaneous Manufacturers 0.6%
145	General Electric Co., Ser. D, (3 month USD LIBOR + 3.33%), 5.00%, due 1/21/21	128	(e)(f)

Oil & Gas 1.0%
60	Apache Corp., 4.38%, due 10/15/28	59
20	Canadian Natural Resources Ltd., 4.95%, due 6/1/47	21
25	Concho Resources, Inc., 4.88%, due 10/1/47	25
90	Marathon Oil Corp., 4.40%, due 7/15/27	90
25	Petroleos Mexicanos, 6.50%, due 3/13/27	24
		219
Pharmaceuticals 1.9%
40	AbbVie, Inc., 4.70%, due 5/14/45	37
55	AstraZeneca PLC, 3.50%, due 8/17/23	55
	CVS Health Corp.
65	4.30%, due 3/25/28	66
90	5.05%, due 3/25/48	93
55	Halfmoon Parent, Inc., 4.80%, due 8/15/38	56	(c)
	Shire Acquisitions Investments Ireland DAC
45	2.40%, due 9/23/21	44
60	3.20%, due 9/23/26	56
		407
Pipelines 1.3%
	Energy Transfer Operating L.P.
55	Ser. B, (3 month USD LIBOR + 4.16%), 6.63%, due 2/15/28	49	(e)(f)
40	5.80%, due 6/15/38	41
30	6.25%, due 4/15/49	32
45	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/24	46
50	Kinder Morgan, Inc., 5.55%, due 6/1/45	52
60	MPLX L.P., 4.70%, due 4/15/48	54
		274
Savings & Loans 0.1%
20	Nationwide Building Society, (3 month USD LIBOR + 1.45%), 4.30%, due 3/8/29	19	(c)(e)

Semiconductors 0.5%
130	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/27	120

Telecommunications 0.9%
	AT&T, Inc.
65	5.45%, due 3/1/47	66
35	4.50%, due 3/9/48	31

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

Principal Amount (000's omitted)		Value† (000's omitted)

$60	Verizon Communications, Inc., 4.52%, due 9/15/48	$59
35	Vodafone Group PLC, 3.75%, due 1/16/24	35
		191
Total Corporate Bonds (Cost $3,129)		3,090

Mortgage-Backed Securities 18.1%

Collateralized Mortgage Obligations 4.1%
	Fannie Mae Connecticut Avenue Securities
230	Ser. 2017-C02, Class 2M2, (1 month USD LIBOR + 3.65%), 6.16%, due 9/25/29	248	(e)
45	Ser. 2017-C03, Class 1M2, (1 month USD LIBOR + 3.00%), 5.51%, due 10/25/29	48	(e)
120	Ser. 2017-C04, Class 2M2, (1 month USD LIBOR + 2.85%), 5.36%, due 11/25/29	124	(e)
75	Ser. 2017-C05, Class 1M2, (1 month USD LIBOR + 2.20%), 4.71%, due 1/25/30	76	(e)
120	Ser. 2017-C06, Class 1M2, (1 month USD LIBOR + 2.65%), 5.16%, due 2/25/30	124	(e)
250	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-DNA2, Class M2, (1 month USD LIBOR + 3.45%), 5.96%, due 10/25/29	270	(e)
		890
Fannie Mae 6.8%
	Pass-Through Certificates
190	3.50%, TBA, 30 Year Maturity	191	(g)
910	4.00%, TBA, 30 Year Maturity	931	(g)
325	4.50%, TBA, 30 Year Maturity	338	(g)
		1,460
Freddie Mac 5.8%
	Pass-Through Certificates
200	3.50%, TBA, 30 Year Maturity	201	(g)
665	4.00%, TBA, 30 Year Maturity	681	(g)
270	4.50%, TBA, 30 Year Maturity	281	(g)
80	5.00%, TBA, 30 Year Maturity	84	(g)
		1,247
Ginnie Mae 1.4%
	Pass-Through Certificates
230	4.50%, TBA, 30 Year Maturity	239	(g)
60	4.00%, TBA, 30 Year Maturity	62	(g)
		301
Total Mortgage-Backed Securities (Cost $3,851)		3,898

U.S. Treasury Obligations 10.6%
100	U.S. Treasury Bill, 2.33%, due 2/28/19	100	(h)(i)
	U.S. Treasury Bonds
100	5.38%, due 2/15/31	128
121	4.50%, due 2/15/36	150
91	3.88%, due 8/15/40	105
	U.S. Treasury Inflation-Indexed Bonds(j)
Principal Amount (000's omitted)		Value† (000's omitted)

$423	2.00%, due 1/15/26	$459	(i)
12	1.75%, due 1/15/28	13
78	3.63%, due 4/15/28	97
152	3.88%, due 4/15/29	197	(i)
21	3.38%, due 4/15/32	28
101	1.00%, due 2/15/46	99
	U.S. Treasury Notes
505	1.38%, due 1/15/20	499
$20	2.13%, due 12/31/21	20
115	2.38%, due 8/15/24	114
30	1.63%, due 2/15/26	28
265	2.25%, due 11/15/27	258

Total U.S. Treasury Obligations (Cost $2,325)		2,295

U.S. Government Agency Securities 0.6%
95	Federal Home Loan Bank, 5.50%, due 7/15/36 (Cost $134)	122

Asset-Backed Securities 2.4%
1	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	1
170	Bear Stearns Asset-Backed Securities Trust, Ser. 2006-SD2, Class M2, (1 month USD LIBOR + 0.80%), 3.31%, due 6/25/36	169	(e)
3	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	3
200	Verizon Owner Trust, Ser. 2017-1A, Class A, 2.06%, due 9/20/21	199	(c)
150	World Omni Auto Receivables Woart, Ser. 2019-A, Class A3, 3.04%, due 5/15/24	151

Total Asset-Backed Securities (Cost $507)		523

Number of Shares

Exchange-Traded Funds 1.6%
12,819	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $351)	347

Number of Units

Master Limited Partnerships 4.1%

Hotels, Restaurants & Leisure 0.6%
2,300	Cedar Fair LP	127

Oil, Gas & Consumable Fuels 3.5%
2,300	Antero Midstream Partners LP	58
10,900	Energy Transfer Equity LP	160
6,550	Enterprise Products Partners LP	181
2,500	EQM Midstream Partners LP	115
2,575	NuStar Energy LP	66
5,900	Western Gas Equity Partners LP	186
		766
Total Master Limited Partnerships (Cost $1,013)		893

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)

Investment Companies(k) 21.2%
237,910	Neuberger Berman Emerging Markets Debt Fund Institutional Class	$2,015	(l)
62,662	Neuberger Berman Floating Rate Income Fund Institutional Class	603	(l)
233,673	Neuberger Berman High Income Bond Fund Class R6	1,949	(l)

Total Investment Companies (Cost $4,710)		4,567

Total Options Purchased(m) 0.0%(a) (Cost $4)		1

Short-Term Investments 2.8%

Investment Companies 2.8%
593,519	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(n) (Cost $594)	$594	(l)

Total Investments 113.4% (Cost $24,443)		24,465

Liabilities Less Other Assets (13.4)%		(2,887	)(o)

Net Assets 100.0%		$21,578

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2019 amounted to approximately $50,000, which represents 0.2% of net assets of the Fund.

(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2019, these securities amounted to approximately $590,000, which represents 2.7% of net assets of the Fund. Securities denoted with (c) but without (d) have been deemed by the investment manager to be liquid.

(d)	Illiquid security.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2019 and changes periodically.
(f)	Perpetual Bond Security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(g)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2019 amounted to approximately $3,008,000, which represents 14.0% of net assets of the Fund.

(h)	Rate shown was the discount rate at the date of purchase.
(i)	All or a portion of the security is pledged as collateral for futures and/or options written.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	Affiliated company as defined under the Investment Company Act of 1940 (see Note § below).
(l)
All or a portion of this security is segregated in connection with obligations for to be announced securities, futures, forward foreign currency contracts, options written and/or swaps with a total value of approximately $5,161,000.

(m)	See "Purchased option contracts" under Derivative Instruments.
(n)	Represents 7-day effective yield as of January 31, 2019.
(o)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	4	Canadian Bond, 10 Year	$419,011	$4,947
3/2019	5	Euro-Bund	948,129	9,819
3/2019	8	MSCI Emerging Markets Index	425,840	38,074
3/2019	1	Russell 2000 E-Mini Index	75,010	5,863
3/2019	1	S&P 500 E-Mini Index	135,225	4,963
3/2019	2	TOPIX Index	287,905	11,621
3/2019	6	U.S. Treasury Long Bond	880,125	36,831
3/2019	11	U.S. Treasury Note, 10 Year	1,347,156	36,705
3/2019	13	U.S. Treasury Note, 2 Year	2,760,266	15,703
3/2019	4	U.S. Treasury Note, 5 Year	459,438	8,000
Total Long Positions			$7,738,105	$172,526
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2019	1	ASX SPI 200 Index	$(105,473)	$(5,052)
3/2019	1	Euro-Bobl	(152,152)	34
3/2019	4	Euro-Bund	(758,503)	(13,837)
3/2019	4	Euro-OAT	(700,129)	(7,738)
3/2019	5	Euro STOXX 50 Index	(180,389)	(11,858)
3/2019	2	FTSE100 Index	(181,066)	(6,925)
3/2019	3	MSCI Emerging Markets Index	(159,690)	(17,064)
3/2019	3	MSCI World Index	(175,140)	(7,130)
3/2019	2	S&P 500 E-Mini Index	(270,450)	(25,655)
3/2019	1	S&P/TSX 60 Index	(141,223)	(12,299)
3/2019	1	TOPIX Index	(143,952)	(10,657)
3/2019	9	U.S. Treasury Long Bond	(1,320,188)	(65,274)
3/2019	3	U.S. Treasury Note, 10 Year	(367,406)	(10,064)
3/2019	5	U.S. Treasury Ultra Long Bond	(805,625)	(38,531)
3/2019	1	U.S. Treasury Note, Ultra 10 Year	(130,688)	(2,410)
Total Short Positions			$(5,592,074)	$(234,460)
Total Futures				$(61,934)

At January 31, 2019, the Fund had $338,871 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $99,823 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

	At January 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

501,582	AUD	359,494	USD	CITI	4/16/2019	$5,470
1,665,436	AUD	1,195,333	USD	GSI	4/16/2019	16,482
1,072,167	AUD	769,526	USD	GSI	4/16/2019	10,610
120,514	AUD	85,661	USD	GSI	4/16/2019	2,028
64,789	AUD	46,260	USD	GSI	4/16/2019	882
112,335	AUD	81,218	USD	GSI	4/16/2019	520
115,029	AUD	82,478	USD	SG	4/16/2019	1,221
479,807	AUD	343,868	USD	SSB	4/16/2019	5,252
52,346	AUD	37,374	USD	SSB	4/16/2019	715
63,001	AUD	45,155	USD	SSB	4/16/2019	686
220,765	BRL	59,107	USD	GSI	4/16/2019	1,129
232,758	BRL	62,497	USD	GSI	4/16/2019	1,011

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

179,726	BRL	48,069	USD	SSB	4/16/2019	970
746,472	CAD	564,756	USD	CITI	4/16/2019	4,360
317,900	CAD	240,215	USD	CITI	4/16/2019	2,155
782,687	CAD	592,433	USD	GSI	4/16/2019	4,294
35,317	CAD	26,655	USD	GSI	4/16/2019	271
21,147	CAD	15,980	USD	GSI	4/16/2019	142
208,794	CAD	158,065	USD	JPM	4/16/2019	1,121
103,485	CAD	78,348	USD	SCB	4/16/2019	549
688,453	CAD	521,239	USD	SG	4/16/2019	3,642
211,539	CAD	160,103	USD	SSB	4/16/2019	1,176
114,949	CAD	86,675	USD	SSB	4/16/2019	963
99,976	CAD	75,798	USD	SSB	4/16/2019	425
112,545	CHF	113,712	USD	GSI	4/16/2019	246
56,433	CHF	57,137	USD	GSI	4/16/2019	4
226,463	USD	219,923	CHF	CITI	4/16/2019	3,779
180,114	USD	177,268	CHF	GSI	4/16/2019	620
119,570	USD	118,015	CHF	GSI	4/16/2019	74
78,764	USD	76,554	CHF	JPM	4/16/2019	1,249
56,617	USD	55,028	CHF	JPM	4/16/2019	898
504,893	USD	490,480	CHF	RBC	4/16/2019	8,255
38,610	USD	37,508	CHF	RBC	4/16/2019	631
282,421	USD	274,395	CHF	SCB	4/16/2019	4,582
518,062	USD	503,256	CHF	SG	4/16/2019	8,488
246,466	USD	239,461	CHF	SSB	4/16/2019	3,998
63,005	USD	61,252	CHF	SSB	4/16/2019	984
45,087	USD	43,667	CHF	SSB	4/16/2019	872
34,534	USD	34,056	CHF	SSB	4/16/2019	50
153,656	EUR	176,335	USD	GSI	4/16/2019	624
87,361	EUR	100,352	USD	SSB	4/16/2019	257
386,570	USD	334,629	EUR	CITI	4/16/2019	1,193
221,653	USD	191,984	EUR	GSI	4/16/2019	554
169,137	USD	146,497	EUR	GSI	4/16/2019	423
43,985	USD	38,192	EUR	GSI	4/16/2019	1
24,995	USD	21,615	EUR	JPM	4/16/2019	102
10,434	USD	9,024	EUR	SG	4/16/2019	42
2,348,453	USD	2,032,791	EUR	SSB	4/16/2019	7,381
138,274	USD	118,960	EUR	SSB	4/16/2019	1,273
54,622	USD	47,317	EUR	SSB	4/16/2019	129
348,990	GBP	446,794	USD	GSI	4/16/2019	12,618
59,793	GBP	77,184	USD	GSI	4/16/2019	1,528
22,120	GBP	28,960	USD	GSI	4/16/2019	159
697,411	GBP	894,297	USD	JPM	4/16/2019	23,777
42,294	GBP	54,234	USD	JPM	4/16/2019	1,442
250,977	GBP	321,944	USD	RBC	4/16/2019	8,443
194,865	GBP	249,966	USD	RBC	4/16/2019	6,555
103,937	GBP	133,384	USD	SG	4/16/2019	3,439
94,895	GBP	121,412	USD	SSB	4/16/2019	3,508
91,749	GBP	118,478	USD	SSB	4/16/2019	2,301
35,776	GBP	45,842	USD	SSB	4/16/2019	1,254
25,396	USD	19,210	GBP	GSI	4/16/2019	107
17,824,379	JPY	163,501	USD	GSI	4/16/2019	1,104
12,514,949	JPY	115,120	USD	GSI	4/16/2019	453
12,341,588	JPY	113,784	USD	GSI	4/16/2019	188
5,945,164	JPY	54,495	USD	RBC	4/16/2019	407
11,765,908	JPY	108,267	USD	SSB	4/16/2019	389
60,001	USD	6,443,545	JPY	CITI	4/16/2019	497
151,335	USD	16,349,489	JPY	CITI	4/16/2019	351
34,068	USD	3,683,547	JPY	CITI	4/16/2019	51
92,674	USD	10,013,650	JPY	GSI	4/16/2019	200
268,942	USD	29,064,526	JPY	JPM	4/16/2019	537
110,224	USD	11,911,893	JPY	JPM	4/16/2019	220
42,913	USD	4,636,548	JPY	JPM	4/16/2019	95
329,990	USD	35,649,902	JPY	RBC	4/16/2019	770
86,935	USD	9,392,736	JPY	SCB	4/16/2019	195
136,544	USD	14,748,487	JPY	SG	4/16/2019	345
128,368	USD	13,773,226	JPY	SSB	4/16/2019	1,175
440,782	USD	47,632,682	JPY	SSB	4/16/2019	904
999,944	MXN	50,999	USD	GSI	4/16/2019	738
3,564,005	NOK	419,798	USD	CITI	4/16/2019	4,114

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

1,061,903	NOK	125,080	USD	CITI	4/16/2019	1,226
1,346,071	NOK	157,256	USD	GSI	4/16/2019	2,850
994,887	NOK	117,196	USD	GSI	4/16/2019	1,138
650,382	NOK	76,456	USD	GSI	4/16/2019	903
727,219	NOK	85,626	USD	GSI	4/16/2019	872
1,313,714	NOK	155,499	USD	GSI	4/16/2019	758
402,562	NOK	47,399	USD	GSI	4/16/2019	483
117,160	NOK	13,733	USD	GSI	4/16/2019	202
970,604	NOK	114,477	USD	JPM	4/16/2019	969
1,510,617	NOK	178,180	USD	RBC	4/16/2019	1,497
892,887	NOK	104,707	USD	RBC	4/16/2019	1,496
2,030,667	NOK	239,557	USD	SG	4/16/2019	1,977
3,039,905	NOK	358,053	USD	SSB	4/16/2019	3,522
2,004,432	NOK	237,884	USD	SSB	4/16/2019	529
257,811	NOK	30,231	USD	SSB	4/16/2019	434
126,400	NOK	14,870	USD	SSB	4/16/2019	164
70,456	USD	590,558	NOK	JPM	4/16/2019	214
945,674	NZD	640,108	USD	CITI	4/16/2019	14,487
198,035	NZD	134,046	USD	CITI	4/16/2019	3,034
161,640	NZD	109,187	USD	CITI	4/16/2019	2,700
1,425,280	NZD	967,694	USD	GSI	4/16/2019	18,883
327,874	NZD	222,610	USD	GSI	4/16/2019	4,344
135,549	NZD	91,805	USD	SSB	4/16/2019	2,022
136,146	NZD	92,268	USD	SSB	4/16/2019	1,972
66,363	NZD	44,764	USD	SSB	4/16/2019	1,172
1,085,802	SEK	120,436	USD	RBC	4/16/2019	251
728,876	USD	6,455,800	SEK	CITI	4/16/2019	11,317
545,435	USD	4,831,024	SEK	CITI	4/16/2019	8,469
941,824	USD	8,355,958	SEK	GSI	4/16/2019	13,063
660,853	USD	5,863,151	SEK	GSI	4/16/2019	9,166
51,787	USD	461,372	SEK	GSI	4/16/2019	505
24,553	USD	218,113	SEK	GSI	4/16/2019	310
67,870	USD	600,029	SEK	JPM	4/16/2019	1,178
44,665	USD	400,844	SEK	JPM	4/16/2019	111
100,707	USD	889,331	SEK	SG	4/16/2019	1,859
65,689	USD	579,875	SEK	SSB	4/16/2019	1,236
51,819	USD	464,208	SEK	SSB	4/16/2019	222
Total unrealized appreciation						$306,182

81,740	AUD	59,531	USD	JPM	4/16/2019	(55)
129,440	USD	179,691	AUD	CITI	4/16/2019	(1,307)
264,143	USD	368,544	AUD	CITI	4/16/2019	(4,019)
51,609	USD	71,927	AUD	GSI	4/16/2019	(727)
115,775	USD	161,446	AUD	GSI	4/16/2019	(1,697)
167,187	USD	232,990	AUD	GSI	4/16/2019	(2,343)
162,133	USD	226,121	AUD	JPM	4/16/2019	(2,398)
706,009	USD	984,643	AUD	JPM	4/16/2019	(10,443)
63,050	USD	87,941	AUD	RBC	4/16/2019	(938)
117,462	USD	165,139	AUD	RBC	4/16/2019	(2,698)
380,816	USD	531,154	AUD	RBC	4/16/2019	(5,666)
14,388	USD	20,063	AUD	SCB	4/16/2019	(211)
229,785	USD	320,428	AUD	SCB	4/16/2019	(3,366)
71,343	USD	99,546	AUD	SSB	4/16/2019	(1,090)
125,068	USD	173,720	AUD	SSB	4/16/2019	(1,335)
165,230	USD	229,602	AUD	SSB	4/16/2019	(1,834)
57,280	USD	75,846	CAD	CITI	4/16/2019	(546)
157,370	USD	208,005	CAD	CITI	4/16/2019	(1,215)
82,878	USD	109,641	CAD	GSI	4/16/2019	(713)
57,676	USD	76,639	CAD	GSI	4/16/2019	(755)
125,362	USD	165,598	CAD	GSI	4/16/2019	(891)
494,662	USD	653,518	CAD	GSI	4/16/2019	(3,585)
73,630	USD	96,624	CAD	JPM	4/16/2019	(37)
544,429	USD	719,158	CAD	JPM	4/16/2019	(3,862)
94,171	USD	124,401	CAD	RBC	4/16/2019	(673)
100,381	USD	132,605	CAD	RBC	4/16/2019	(718)
55,071	USD	73,225	CAD	RBC	4/16/2019	(757)
132,227	USD	174,650	CAD	SCB	4/16/2019	(927)
104,201	USD	137,921	CAD	SSB	4/16/2019	(951)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

107,393	USD	142,367	CAD	SSB	4/16/2019	(1,148)
875,722	USD	1,157,065	CAD	SSB	4/16/2019	(6,433)
56,410	CHF	57,159	USD	CITI	4/16/2019	(41)
85,177	CHF	86,301	USD	CITI	4/16/2019	(55)
268,261	CHF	276,239	USD	CITI	4/16/2019	(4,610)
137,209	CHF	138,946	USD	GSI	4/16/2019	(14)
39,353	CHF	39,980	USD	GSI	4/16/2019	(133)
21,381	CHF	21,830	USD	GSI	4/16/2019	(180)
12,055	CHF	12,403	USD	GSI	4/16/2019	(197)
15,299	CHF	15,721	USD	GSI	4/16/2019	(230)
109,314	CHF	111,126	USD	GSI	4/16/2019	(440)
81,140	CHF	83,317	USD	GSI	4/16/2019	(1,158)
448,350	CHF	461,297	USD	GSI	4/16/2019	(7,318)
97,483	CHF	98,844	USD	JPM	4/16/2019	(137)
188,640	CHF	194,158	USD	SCB	4/16/2019	(3,150)
289,063	CHF	297,518	USD	SSB	4/16/2019	(4,826)
133,306	USD	131,930	CHF	GSI	4/16/2019	(280)
147,337	USD	145,693	CHF	RBC	4/16/2019	(185)
65,886	USD	65,196	CHF	SSB	4/16/2019	(128)
441,021	EUR	509,476	USD	CITI	4/16/2019	(1,573)
103,582	EUR	119,365	USD	GSI	4/16/2019	(74)
97,148	EUR	112,871	USD	GSI	4/16/2019	(990)
283,252	EUR	327,451	USD	JPM	4/16/2019	(1,242)
1,451,664	EUR	1,678,182	USD	JPM	4/16/2019	(6,367)
73,542	EUR	85,000	USD	RBC	4/16/2019	(305)
114,038	EUR	131,805	USD	RBC	4/16/2019	(472)
53,345	EUR	61,680	USD	SCB	4/16/2019	(245)
214,314	EUR	247,801	USD	SCB	4/16/2019	(985)
272,516	EUR	314,834	USD	SSB	4/16/2019	(990)
114,566	USD	99,915	EUR	CITI	4/16/2019	(501)
84,820	USD	74,162	EUR	CITI	4/16/2019	(589)
85,547	USD	74,815	EUR	GSI	4/16/2019	(614)
138,628	USD	121,228	EUR	GSI	4/16/2019	(985)
13,397	USD	11,741	EUR	RBC	4/16/2019	(124)
24,190	USD	21,118	EUR	SSB	4/16/2019	(130)
82,564	GBP	108,750	USD	JPM	4/16/2019	(62)
69,856	USD	54,499	GBP	CITI	4/16/2019	(1,886)
79,140	USD	61,742	GBP	CITI	4/16/2019	(2,137)
48,228	USD	37,325	GBP	GSI	4/16/2019	(907)
113,615	USD	87,277	GBP	GSI	4/16/2019	(1,277)
85,026	USD	65,739	GBP	GSI	4/16/2019	(1,514)
114,820	USD	89,266	GBP	GSI	4/16/2019	(2,690)
458,393	USD	358,050	GBP	GSI	4/16/2019	(12,945)
68,170	USD	51,924	GBP	RBC	4/16/2019	(183)
171,378	USD	133,565	GBP	SCB	4/16/2019	(4,448)
199,874	USD	155,774	GBP	SCB	4/16/2019	(5,187)
138,486	USD	106,539	GBP	SSB	4/16/2019	(1,762)
114,514	USD	89,273	GBP	SSB	4/16/2019	(3,005)
809,542	USD	631,104	GBP	SSB	4/16/2019	(21,245)
1,218,328	JPY	11,268	USD	CITI	4/16/2019	(17)
18,466,824	JPY	171,272	USD	CITI	4/16/2019	(735)
4,307,600	JPY	39,952	USD	GSI	4/16/2019	(172)
10,658,228	JPY	98,639	USD	GSI	4/16/2019	(213)
43,097,207	JPY	398,925	USD	RBC	4/16/2019	(931)
57,356,420	JPY	530,867	USD	SCB	4/16/2019	(1,193)
40,891,681	JPY	378,402	USD	SSB	4/16/2019	(776)
138,519	USD	15,092,025	JPY	GSI	4/16/2019	(853)
76,001	USD	8,276,120	JPY	SSB	4/16/2019	(427)
62,013	USD	69,348,296	KRW	GSI	4/16/2019	(458)
113,399	USD	2,203,098	MXN	CITI	4/16/2019	(589)
50,960	USD	999,944	MXN	CITI	4/16/2019	(777)
89,493	USD	754,158	NOK	GSI	4/16/2019	(209)
167,858	USD	1,430,155	NOK	GSI	4/16/2019	(2,248)
571,505	USD	4,845,559	NOK	JPM	4/16/2019	(4,839)
11,005	USD	93,302	NOK	RBC	4/16/2019	(92)
65,729	USD	557,316	NOK	SCB	4/16/2019	(560)
263,758	USD	2,236,421	NOK	SCB	4/16/2019	(2,248)
39,256	USD	333,284	NOK	SSB	4/16/2019	(386)
62,510	USD	531,198	NOK	SSB	4/16/2019	(672)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

113,589	NZD	78,699	USD	JPM	4/16/2019	(73)
60,919	USD	88,811	NZD	GSI	4/16/2019	(556)
57,242	USD	83,718	NZD	GSI	4/16/2019	(707)
84,022	USD	122,799	NZD	GSI	4/16/2019	(980)
154,255	USD	225,778	NZD	GSI	4/16/2019	(2,028)
114,928	USD	169,165	NZD	GSI	4/16/2019	(2,168)
139,414	USD	205,786	NZD	JPM	4/16/2019	(3,031)
568,327	USD	838,896	NZD	JPM	4/16/2019	(12,356)
48,230	USD	71,135	NZD	RBC	4/16/2019	(1,010)
112,961	USD	166,797	NZD	RBC	4/16/2019	(2,495)
321,208	USD	474,291	NZD	RBC	4/16/2019	(7,096)
47,799	USD	70,543	NZD	SCB	4/16/2019	(1,031)
580,577	USD	856,832	NZD	SCB	4/16/2019	(12,522)
383,671	USD	566,486	NZD	SG	4/16/2019	(8,450)
103,110	USD	151,701	NZD	SSB	4/16/2019	(1,897)
483,711	USD	714,196	NZD	SSB	4/16/2019	(10,655)
2,364,698	SEK	264,289	USD	CITI	4/16/2019	(1,454)
401,955	SEK	44,872	USD	GSI	4/16/2019	(194)
1,291,225	SEK	143,731	USD	GSI	4/16/2019	(212)
151,378	SEK	17,123	USD	JPM	4/16/2019	(297)
1,221,238	SEK	138,242	USD	RBC	4/16/2019	(2,502)
3,440,601	SEK	389,471	USD	RBC	4/16/2019	(7,049)
1,313,544	SEK	148,595	USD	SCB	4/16/2019	(2,596)
1,946,597	SEK	220,209	USD	SCB	4/16/2019	(3,846)
1,346,137	SEK	150,649	USD	SSB	4/16/2019	(1,026)
779,113	SEK	88,483	USD	SSB	4/16/2019	(1,885)
3,313,551	SEK	374,535	USD	SSB	4/16/2019	(6,237)
17,448,826	SEK	1,972,266	USD	SSB	4/16/2019	(32,839)
35	USD	206	TRY	GSI	4/16/2019	(3)
Total unrealized depreciation						$(307,444)

Total net unrealized depreciation						$(1,262)

Total return swap contracts ("total return swaps")

At January 31, 2019, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps — Long (a)

Counter-party	Reference Entity	Notional Amount	Maturity Date	Variable-rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P 500 Financials Sector Total Return Index	USD 112,980	4/26/2019	2.76%	0.25%	1M USD LIBOR	T/1M	$(7,343)	$(185)	$(7,528)
CITI	S&P 500 Financials Sector Total Return Index	USD 68,364	6/13/2019	2.90%	0.11%	3M USD LIBOR	T/3M	4,182	(231)	3,951
JPM	S&P 500 Total Return Index	USD 75,371	4/3/2019	3.01%	0.50%	1M USD LIBOR	T/1M	3,667	(102)	3,565
Total	$506	$(518)	$(12)

Over-the-counter total return swaps — Short(b)

Counter-party	Reference Entity	Notional Amount	Maturity Date	Variable-rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CITI	S&P 500 Consumer Discretionary Sector Total Return Index	USD	(124,974)	4/26/2019	2.91%	0.12%	3M USD LIBOR	3M/T	$457	$594	$1,051
CITI	S&P 500 Total Return Index	USD	(66,915)	6/13/2019	2.75%	(0.04)%	3M USD LIBOR	3M/T	(1,536)	298	(1,238)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

	MSCI U.S. REIT
GSI	Total Return Index	USD	(55,524)	6/20/2019	2.81%	0.30%	1M USD LIBOR	1M/T	(6,376)	82	(6,294)
JPM	S&P 500 Utilities Sector Total Return Index	USD	(61,923)	4/3/2019	2.88%	0.37%	1M USD LIBOR	1M/T	(8,308)	136	(8,172)
Total									$(15,763)	$1,110	$(14,653)

(a)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.
(b)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.
(c)	Effective rate at January 31, 2019.

Purchased option contracts ("options purchased")

At January 31, 2019, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	11	$297,451	$280	2/6/2019	$39
S&P 500 Mini Index	18	486,738	290	2/6/2019	—	(a)(b)
S&P 500 Mini Index	10	270,410	295	2/13/2019	15
S&P 500 Mini Index	18	486,738	290	2/13/2019	—	(a)(b)
S&P 500 Mini Index	10	270,410	295	2/20/2019	20
S&P 500 Mini Index	9	243,369	290	2/20/2019	31
S&P 500 Mini Index	10	270,410	295	2/27/2019	30
Total calls					$135

Puts

Index
S&P 500 Mini Index	10	$270,410	$231	2/6/2019	$—	(a)(b)
S&P 500 Mini Index	10	270,410	235	2/6/2019	—	(a)(b)
S&P 500 Mini Index	8	216,328	237	2/6/2019	—	(a)(b)
S&P 500 Mini Index	9	243,369	242	2/13/2019	77
S&P 500 Mini Index	9	243,369	235	2/13/2019	50
S&P 500 Mini Index	10	270,410	237	2/13/2019	65
S&P 500 Mini Index	9	243,369	242	2/20/2019	157
S&P 500 Mini Index	10	270,410	237	2/20/2019	130
S&P 500 Mini Index	10	270,410	242	2/27/2019	290
Total puts					$769

Total options purchased (cost $3,712)					$904

(a)	Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees.
(b)	Value determined using significant unobservable inputs.

Written option contracts ("options written")

At January 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Index
S&P 500 Mini Index	11	$(297,451)	$262	2/6/2019	$(9,894)
S&P 500 Mini Index	9	(243,369)	266	2/6/2019	(4,783)
S&P 500 Mini Index	9	(243,369)	267	2/6/2019	(4,028)
S&P 500 Mini Index	8	(216,328)	267	2/13/2019	(4,160)
S&P 500 Mini Index	10	(270,410)	268	2/13/2019	(4,470)
S&P 500 Mini Index	10	(270,410)	272	2/13/2019	(2,095)
S&P 500 Mini Index	9	(243,369)	269	2/20/2019	(3,893)
S&P 500 Mini Index	10	(270,410)	273	2/20/2019	(2,165)
S&P 500 Mini Index	10	(270,410)	275	2/27/2019	(1,910)
Total calls					$(37,398)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

Puts

Index
S&P 500 Mini Index	10	$(270,410)	$251	2/6/2019	$(30)
S&P 500 Mini Index	10	(270,410)	257	2/6/2019	(75)
S&P 500 Mini Index	8	(216,328)	261	2/6/2019	(124)
S&P 500 Mini Index	9	(243,369)	256	2/13/2019	(270)
S&P 500 Mini Index	10	(270,410)	259	2/13/2019	(435)
S&P 500 Mini Index	9	(243,369)	266	2/13/2019	(4,500)
S&P 500 Mini Index	10	(270,410)	258	2/20/2019	(675)
S&P 500 Mini Index	9	(243,369)	265	2/20/2019	(4,500)
S&P 500 Mini Index	10	(270,410)	263	2/27/2019	(5,000)
Total puts					$(15,609)

Total options written (premium received $36,590)					$(53,007)

At January 31, 2019, the Fund had securities pledged in the amount of $489,916 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Auto Components	$—	$6	$—	$6
Automobiles	73	24	—	97
Banks	337	28	—	365
Beverages	60	16	—	76
Chemicals	167	4	—	171
Communications Equipment	108	17	—	125
Containers & Packaging	93	5	—	98
Diversified Telecommunication Services	227	14	—	241
Electric Utilities	341	50	—	391
Equity Real Estate Investment Trusts	784	81	—	865
Health Care Providers & Services	50	10	—	60
Hotels, Restaurants & Leisure	164	23	—	187
Industrial Conglomerates	36	9	—	45
Metals & Mining	160	55	—	215
Multiline Retail	35	16	—	51
Pharmaceuticals	391	20	—	411
Semiconductors & Semiconductor Equipment	148	61	—	209
Technology Hardware, Storage & Peripherals	150	46	—	196
Tobacco	66	18	—	84
Trading Companies & Distributors	11	86	—	97
Transportation Infrastructure	3	8	—	11
Wireless Telecommunication Services	14	19	—	33
Other Common Stocks(a)	3,519	—	—	3,519
Total Common Stocks	6,937	616	—	7,553
Preferred Stocks(a)	360	—	—	360
Convertible Bonds(a)	—	222	—	222
Corporate Bonds(a)	—	3,090	—	3,090
Mortgage-Backed Securities(a)	—	3,898	—	3,898
U.S. Treasury Obligations	—	2,295	—	2,295
U.S. Government Agency Securities	—	122	—	122
Asset-Backed Securities	—	523	—	523
Exchange-Traded Funds	347	—	—	347
Master Limited Partnerships(a)	893	—	—	893
Investment Companies	—	4,567	—	4,567
Options Purchased(b)	1	—	—	—
Short-Term Investments	—	594	—	594
Total Investments	$8,538	$15,927	$—	$24,465

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2019
Investments in Securities (000’s omitted)
Options Purchased(d) Put Index	$—	$—	$—	$(1)	$1	$—	$—	$—	$—	$(1)
Total	$—	$—	$—	$(1)	$1	$—	$—	$—	$—	$(1)

(d)
As of the period ended January 31, 2019, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Assets
Futures(a)
Assets	$172	$—	$—	$172
Liabilities	(234)	—	—	(234)
Forward Contracts(a)
Assets	—	306	—	306
Liabilities	—	(307)	—	(307)
Swaps
Assets	—	8	—	8
Liabilities	—	(23)	—	(23)
Options Written
Liabilities	(53)	—	—	(53)
Total	$(115)	$(16)	$—	$(131)

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§	Investments in Affiliates(a):
	Balance of Shares Held October 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2019	Value January 31, 2019	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	183,733	54,177	—	237,910	$2,015,095	$20,674	$—	$59,719

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund^
(Unaudited) (cont’d)

Neuberger Berman Floating Rate Income Fund Institutional Class	93,067	1,259	31,664	62,662	603,433	8,579	(4,421)	(11,030)
Neuberger Berman High Income Bond Fund Class R6	229,178	4,495	—	233,673	1,948,836	28,027	—	(4,157)
Sub-total for affiliates held as of 1/31/19(c)					$4,567,364	$57,279	$—	$—
Neuberger Berman Long Short Credit Fund Class R6	51,167	—	51,167	—	$—	$—	$(18,031)	$12,802
Sub-total for affiliates no longer held as of 1/31/19(d)					$—	$—	$(18,031)	$12,802
Total					$4,567,364	$57,279	$(22,452)	$57,334

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended. Neuberger Berman Alternative Funds and Neuberger Berman Investment Advisers LLC ("Management") have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management.
(c)	At January 31, 2019, these securities amounted to approximately 21.2% of net assets of the Fund.
(d)	At January 31, 2019, the issuers of these securities were no longer held with the Fund.

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^
(Unaudited) January 31, 2019

Number of Shares		Value† (000's omitted)

Common Stocks 36.6%

Australia 0.5%
1,372	Rio Tinto PLC	$75

Austria 0.7%
375	Oesterreichische Post AG	14
3,237	Telekom Austria AG	25	*
6,070	UNIQA Insurance Group AG	55
		94
Belgium 1.5%
1,413	Ageas	66
1,028	Colruyt SA	74
960	UCB SA	83
		223
France 5.2%
614	Capgemini SE	68
6,620	Credit Agricole SA	76
174	Dassault Systemes SA	22
44	Eiffage SA	4
4,575	Engie SA	73
1,975	Klepierre SA	68
6,110	Orange SA	95
2,081	Peugeot SA	52
1,108	Renault SA	78
990	Sanofi	86
1,755	SCOR SE	74
411	Societe BIC SA	41
364	TOTAL SA	20
		757
Germany 1.1%
249	Bayerische Motoren Werke AG	21
1,125	Bayerische Motoren Werke AG, Preference Shares	83
1,623	E.ON SE	18
1,330	Evonik Industries AG	36
308	TAG Immobilien AG	8
		166
Italy 0.7%
5,803	Eni SpA	98

Japan 10.1%
5,100	Astellas Pharma, Inc.	76
2,000	Canon, Inc.	58
4,000	Chubu Electric Power Co., Inc.	63
1,200	Chugoku Electric Power Co. Inc	16
1,400	Daicel Corp.	15
2	Daiwa Office Investment Corp.	13
3,300	ITOCHU Corp.	61
2,600	Japan Post Bank Co. Ltd.	30
5,300	Japan Post Holdings Co. Ltd.	65
22	Japan Retail Fund Investment Corp.	45
2,400	Japan Tobacco, Inc.	61
8,500	JXTG Holdings, Inc.	46
1,600	KDDI Corp.	40
900	Kewpie Corp.	20
6,600	Marubeni Corp.	51
Number of Shares		Value† (000's omitted)

2,100	Mitsubishi Chemical Holdings Corp.	$18
1,100	Mitsubishi Corp.	32
400	Mitsubishi Heavy Industries Ltd.	16
4,300	Mitsui & Co. Ltd.	70
36,900	Mizuho Financial Group, Inc.	61
600	NEC Corp.	20
1,600	Nippon Telegraph & Telephone Corp.	69
700	Nissan Motor Co. Ltd.	6
400	NKSJ Holdings, Inc.	15
9	Nomura Real Estate Master Fund, Inc.	13
2,900	NTT DOCOMO, Inc.	70
17	Orix JREIT, Inc.	30
1,500	Sankyo Co. Ltd.	58	(a)
2,000	Sekisui House Ltd.	30
2,300	Sojitz Corp.	9
4,400	Sumitomo Corp.	68
400	Sumitomo Mitsui Trust Holdings, Inc.	15
3,500	Teijin Ltd.	61
900	Tokio Marine Holdings, Inc.	44
800	Toyota Motor Corp.	49
31	United Urban Investment Corp.	50
3,700	Yamada Denki Co. Ltd.	18
		1,482
Netherlands 2.8%
1,115	ASR Nederland NV	47
3,850	Koninklijke Ahold Delhaize NV	101
896	Koninklijke DSM NV	84
3,120	Royal Dutch Shell PLC, A Shares	97
1,350	Wolters Kluwer NV	84
		413
Portugal 0.8%
18,939	EDP - Energias de Portugal SA	69
8,349	NOS SGPS SA	54
		123
South Africa 0.5%
2,907	Anglo American PLC	74

Spain 3.1%
202	Aena SME SA	35	(b)
276	Amadeus IT Group SA	20
4,857	Bankinter SA	38
3,906	Cia de Distribucion Integral Logista Holdings SA	101
784	Enagas SA	23
2,850	Endesa SA	71
6,902	Merlin Properties Socimi SA	92
558	Repsol SA	10
7,348	Telefonica SA	63
		453
Switzerland 0.4%
962	Ferguson PLC	64

United Kingdom 9.2%
5,833	Aviva PLC	32

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^
(Unaudited) (cont’d)

Number of Shares		Value† (000's omitted)
1,477	Berkeley Group Holdings PLC	$73
9,342	BP PLC	64
6,492	British Land Co. PLC	49
35,183	Centrica PLC	63
1,389	Derwent London PLC	59
15,453	Direct Line Insurance Group PLC	68
3,172	GlaxoSmithKline PLC	61
2,239	Howden Joinery Group PLC	15
6,930	HSBC Holdings PLC	58
2,090	Imperial Brands PLC	69
8,965	J Sainsbury PLC	34
2,213	Land Securities Group PLC	25
15,619	Legal & General Group PLC	53
80,437	Lloyds Banking Group PLC	61
17,453	Marks & Spencer Group PLC	66
6,367	National Express Group PLC	33
5,965	National Grid PLC	65
6,043	Pearson PLC	72
1,813	Persimmon PLC	56
6,167	Phoenix Group Holdings PLC	51
834	Smith & Nephew PLC	16
7,245	Tate & Lyle PLC	65
10,460	Tesco PLC	31
17,249	Vodafone Group PLC	31
21,472	WM Morrison Supermarkets PLC	66
		1,336
Total Common Stocks (Cost $5,528)		5,358

Short-Term Investments 31.9%

Investment Companies 31.9%
4,668,954	State Street Institutional Treasury Money Market Fund Premier Class, 2.31%(c) (Cost $4,669)	4,669	(d)

Total Investments 68.5% (Cost $10,197)		10,027

Other Assets Less Liabilities 31.5%		4,604	(e)

Net Assets 100.0%		$14,631

*	Non-income producing security.
(a)	All or a portion of this security was purchased on a delayed delivery basis.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2019 amounted to approximately $35,000, which represents 0.2% of net assets of the Fund.

(c)	Represents 7-day effective yield as of January 31, 2019.
(d)
All or a portion of this security is segregated in connection with obligations for delayed delivery securities, options written, futures, forward foreign currency contracts and/or swaps with a total value of approximately $4,669,000.

(e)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Insurance	$570	3.9%
Equity Real Estate Investment Trusts	444	2.9%
Trading Companies & Distributors	370	2.5%
Oil, Gas & Consumable Fuels	358	2.4%
Banks	339	2.3%
Food & Staples Retailing	306	2.1%
Pharmaceuticals	306	2.1%
Automobiles	289	2.0%
Diversified Telecommunication Services	252	1.7%
Electric Utilities	219	1.5%
Multi-Utilities	219	1.5%
Chemicals	214	1.5%
Household Durables	159	1.1%
Metals & Mining	149	1.0%
Wireless Telecommunication Services	141	1.0%
Tobacco	130	0.9%
Media	126	0.9%
Air Freight & Logistics	115	0.8%
IT Services	88	0.6%
Food Products	85	0.6%
Professional Services	84	0.6%
Technology Hardware, Storage & Peripherals	78	0.5%
Multiline Retail	66	0.5%
Leisure Products	58	0.4%
Commercial Services & Supplies	41	0.3%
Transportation Infrastructure	35	0.2%
Road & Rail	33	0.2%
Software	22	0.2%
Specialty Retail	18	0.1%
Health Care Equipment & Supplies	16	0.1%
Machinery	16	0.1%
Real Estate Management & Development	8	0.1%
Construction & Engineering	4	0.0%
Short-Term Investments and Other Assets-Net	9,273	63.4%
	$14,631	100.0%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2019	5	Brent Crude Oil	$304,200	$(2,700)
2/2019	4	New York Harbor ULSD	315,403	(120)
3/2019	8	Euro-BTP	1,186,446	70,691
3/2019	14	Euro-Bund	2,654,761	44,743
3/2019	7	Euro-OAT	1,225,225	20,020
3/2019	4	Low Sulphur Gasoil	232,900	6,600
3/2019	19	Wheat	490,675	(3,375)
3/2019	1	Japanese Yen	115,194	281
3/2019	4	U.S. Treasury Long Bond	586,750	3,531
3/2019	2	U.S. Treasury Note, 10 Year	244,938	1,578
3/2019	6	U.K. Long Gilt Bond	972,131	2,399
4/2019	7	Live Cattle	353,640	(2,209)
5/2019	4	Cocoa	88,360	(2,880)
Total Long Futures Positions			$8,770,623	$138,559
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2019	1	WTI Crude Oil	$(53,790)	$(1,720)
2/2019	1	Sugar 11	(14,258)	100
3/2019	13	Cotton No.2	(483,600)	(10,322)
3/2019	1	Nikkei 225 Index	(104,175)	(3,925)
3/2019	1	Japanese Government Bond, 10 Year	(1,401,790)	(918)
3/2019	11	Corn	(207,075)	(813)
3/2019	5	Soybean	(228,813)	(400)
3/2019	3	Soybean Meal	(93,000)	770
3/2019	5	Euro STOXX 50 Index	(180,389)	(2,977)
3/2019	2	FTSE100 Index	(181,066)	(3,738)
3/2019	1	NASDAQ 100 E-Mini Index	(138,295)	(11,930)
3/2019	1	S&P 500 E-Mini Index	(135,225)	(6,037)
3/2019	2	Swiss Market Index	(178,330)	(5,158)
3/2019	4	Australian Dollar	(290,800)	(4,710)
3/2019	2	Euro	(287,163)	(712)
3/2019	3	Mexican Peso	(77,895)	(2,280)
3/2019	1	New Zealand Dollar	(69,130)	(185)
3/2019	3	Pound Sterling	(246,394)	(9,556)
3/2019	5	Canadian Dollar	(381,225)	(8,285)
3/2019	10	Canadian Bond, 10 Year	(1,047,528)	(36,843)
3/2019	2	ASX SPI 200 Index	(210,946)	(8,941)
3/2019	2	Copper	(139,225)	(3,000)
3/2019	1	Hang Seng Index	(178,791)	(14,929)
4/2019	14	Lean Hogs	(337,260)	13,020
5/2019	10	Coffee 'C'	(408,750)	(11,043)
Total Short Futures Positions			$(7,074,913)	$(134,532)
Total Futures				$4,027

At January 31, 2019, the Fund had $394,061 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^
(Unaudited) (cont’d)

Forward foreign currency contracts ("forward contracts")

At January 31, 2019, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

373,680	BRL	100,000	USD	MS	2/21/2019	$2,359
2,275,920	BRL	600,000	USD	MS	3/29/2019	21,757
2,247,720	BRL	600,000	USD	MS	3/29/2019	14,053
265,200	CAD	199,071	USD	MS	3/29/2019	3,035
300,000	USD	296,615	CHF	MS	3/29/2019	186
67,606,000	CLP	100,000	USD	MS	2/21/2019	3,097
67,525,000	CLP	100,000	USD	MS	2/21/2019	2,973
67,170,000	CLP	100,000	USD	MS	2/21/2019	2,432
1,586,000	CLP	2,356	USD	MS	2/21/2019	63
684,595	CNY	100,000	USD	MS	2/21/2019	2,235
676,241	CNY	100,000	USD	MS	2/21/2019	987
675,381	CNY	100,000	USD	MS	2/21/2019	859
12,930	CNY	1,899	USD	MS	2/21/2019	32
14,304,000,000	IDR	1,000,000	USD	MS	3/29/2019	21,179
369,446	ILS	100,000	USD	MS	2/21/2019	1,732
366,744	ILS	100,000	USD	MS	2/21/2019	988
365,653	ILS	100,000	USD	MS	2/21/2019	688
7,606	ILS	2,085	USD	MS	2/21/2019	9
64,549,800	INR	900,000	USD	MS	3/29/2019	3,706
111,833,100	KRW	100,000	USD	MS	2/21/2019	539
112,666,400	KRW	100,959	USD	MS	2/21/2019	329
6,691,430	RUB	100,000	USD	MS	2/21/2019	2,118
210,570	RUB	3,126	USD	MS	2/21/2019	87
6,555,690	RUB	100,000	USD	MS	2/21/2019	46
700,000	USD	6,289,651	SEK	MS	3/29/2019	1,909
3,273,730	THB	100,000	USD	MS	2/21/2019	4,825
3,188,320	THB	100,000	USD	MS	2/21/2019	2,090
3,187,230	THB	100,000	USD	MS	2/21/2019	2,055
522,945	TRY	100,000	USD	MS	2/21/2019	78
4,986,003	TRY	900,000	USD	MS	3/29/2019	35,549
546,964	TRY	100,000	USD	MS	3/29/2019	2,630
3,068,370	TWD	100,000	USD	MS	2/21/2019	20
15,417,400	TWD	502,361	USD	MS	3/29/2019	1,374
Total unrealized appreciation						$136,019

500,000	USD	1,889,000	BRL	MS	3/29/2019	(16,055)
200,000	USD	266,375	CAD	MS	3/29/2019	(3,001)
700,000	USD	694,027	CHF	MS	3/29/2019	(1,513)
100,000	USD	67,247,000	CLP	MS	2/21/2019	(2,549)
100,000	USD	69,470,000	CLP	MS	2/21/2019	(5,939)
100,000	USD	697,525	CNY	MS	2/21/2019	(4,166)
55,360	CZK	2,497	USD	MS	2/21/2019	(36)
2,235,347	CZK	100,000	USD	MS	2/21/2019	(625)
2,223,050	CZK	100,000	USD	MS	2/21/2019	(1,171)
100,000	USD	2,290,707	CZK	MS	2/21/2019	(1,836)
1,000,000	USD	875,586	EUR	MS	3/29/2019	(6,811)
100,000	USD	371,066	ILS	MS	2/21/2019	(2,178)
100,000	USD	371,639	ILS	MS	2/21/2019	(2,336)
300,000	USD	1,099,532	ILS	MS	3/29/2019	(3,507)
700,000	USD	2,569,906	ILS	MS	3/29/2019	(9,378)
100,000	USD	7,174,500	INR	MS	3/29/2019	(444)
111,113,500	KRW	100,000	USD	MS	2/21/2019	(108)
100,000	USD	111,912,100	KRW	MS	2/21/2019	(610)
100,000	USD	112,666,400	KRW	MS	2/21/2019	(1,288)
100,000	USD	6,902,000	RUB	MS	2/21/2019	(5,331)
4,479,073	SEK	500,000	USD	MS	3/29/2019	(2,866)
500,000	USD	4,514,602	SEK	MS	3/29/2019	(1,077)
100,000	USD	3,297,160	THB	MS	2/21/2019	(5,575)
3,064,130	TWD	100,000	USD	MS	2/21/2019	(120)
100,000	USD	3,071,890	TWD	MS	2/21/2019	(134)
500,000	USD	15,417,400	TWD	MS	3/29/2019	(3,734)

Total unrealized depreciation						$(82,388)

Total net unrealized appreciation						$53,631

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^
(Unaudited) (cont’d)

Total return swap contracts ("total return swaps")

At January 31, 2019, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps — Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	Accenture PLC	USD	99,961	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	$2	$(163)	$(161)
MS	Accenture PLC	USD	2,764	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(104)	(5)	(109)
MS	Aflac, Inc.	USD	29,526	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,933	(45)	1,888
MS	AGNC Investment Corp.	USD	113,209	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(8,006)	(198)	(8,204)
MS	Air Products & Chemicals, Inc.	USD	24,987	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	963	(39)	924
MS	American Electric Power Co., Inc.	USD	554	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	42	(1)	41
MS	American Electric Power Co., Inc.	USD	27,613	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,980	(42)	1,938
MS	Americold Realty Trust	USD	26,798	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,584	(41)	1,543
MS	Americold Realty Trust	USD	27,913	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,526	(41)	2,485
MS	Amphenol Corp.	USD	23,826	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(479)	(40)	(519)
MS	Amphenol Corp.	USD	24,090	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	204	(39)	165
MS	Amphenol Corp.	USD	26,640	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	365	(43)	322
MS	Amphenol Corp.	USD	25,145	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(388)	(42)	(430)
MS	Amphenol Corp.	USD	4,308	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(47)	(7)	(54)
MS	Analog Devices, Inc.	USD	27,780	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,870	(41)	2,829
MS	Annaly Capital Management, Inc.	USD	117,680	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,313)	(195)	(1,508)
MS	Apollo Commercial Real Estate Finance, Inc.	USD	28,374	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(696)	(48)	(744)
MS	Apollo Commercial Real Estate Finance, Inc.	USD	16,817	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(597)	(28)	(625)
MS	Apollo Commercial Real Estate Finance, Inc.	USD	24,024	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(537)	(40)	(577)
MS	Apollo Commercial Real Estate Finance, Inc.	USD	4,423	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(133)	(7)	(140)
MS	Apple, Inc.	USD	106,688	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(13,760)	(197)	(13,957)
MS	Archer-Daniels-Midland Co.	USD	100,127	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,461	(160)	2,301
MS	Ashland Global Holdings , Inc.	USD	25,123	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	196	(41)	155
MS	Assurant, Inc.	USD	26,796	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,100	(40)	2,060
MS	Bank of America Corp.	USD	25,623	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	228	(42)	186
MS	Bank of America Corp.	USD	26,221	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	648	(42)	606
MS	Bank Of America Corp.	USD	23,801	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	906	(37)	869
MS	Bank Of America Corp.	USD	29,609	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	4,039	(42)	3,997
MS	BB&T Corp.	USD	46,848	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(3,529)	(89)	(3,618)
MS	BB&T Corp.	USD	4,978	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(206)	(9)	(215)
MS	BB&T Corp.	USD	19,178	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(160)	(32)	(192)
MS	Black Knight, Inc.	USD	24,152	11/18/2019	2.95%	0.45%	1M USD LIBOR	T/1M	498	(2)	496
MS	Blackstone Mortgage Trust, Inc.	USD	25,902	11/18/2019	2.76%	0.45%	1M USD LIBOR	T/1M	1,933	(155)	1,778
MS	Blackstone Mortgage Trust, Inc.	USD	26,281	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,062	(41)	1,021
MS	Blackstone Mortgage Trust, Inc.	USD	29,006	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,088	(46)	1,042
MS	Blackstone Mortgage Trust, Inc.	USD	25,109	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	869	(40)	829
MS	Booz Allen Hamilton Holding Corp.	USD	23,926	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,240)	(41)	(1,281)
MS	Booz Allen Hamilton Holding Corp.	USD	24,368	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,223)	(42)	(1,265)
MS	Booz Allen Hamilton Holding Corp.	USD	25,449	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(361)	(42)	(403)
MS	Booz Allen Hamilton Holding Corp.	USD	25,646	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(129)	(42)	(171)
MS	Booz Allen Hamilton Holdings Corp.	USD	4,815	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	100	(8)	92
MS	Bristol-Myers Squibb Co.	USD	103,677	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(6,104)	(179)	(6,283)
MS	Broadridge Financial Solutions, Inc.	USD	7,260	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(962)	(14)	(976)
MS	Broadridge Financial Solutions, Inc.	USD	19,359	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(5,621)	(41)	(5,662)
MS	CDW Corp.	USD	102,339	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,917	(162)	2,755
MS	CDW Corp.	USD	3,830	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	50	(6)	44
MS	CenterPoint Energy, Inc.	USD	96,223	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	15,789	(131)	15,658
MS	Check Point Software Technologies Ltd.	USD	24,287	11/18/2019	2.95%	0.45%	1M USD LIBOR	T/1M	250	(2)	248
MS	Chevron Corp.	USD	92,408	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(5,438)	(160)	(5,598)
MS	Chimera Investment Corp.	USD	135,113	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	5,208	(212)	4,996
MS	Cigna Corp.	USD	112,309	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	15,296	(153)	15,143
MS	Cinemark Holdings, Inc.	USD	26,721	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	838	(42)	796
MS	Cinemark Holdings, Inc.	USD	26,884	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,093	(42)	1,051
MS	Cinemark Holdings, Inc.	USD	26,352	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	376	(43)	333
MS	Cinemark Holdings, Inc.	USD	24,634	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	971	(38)	933
MS	Cisco Systems, Inc.	USD	122,670	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	11,189	(182)	11,007
MS	Citrix Systems, Inc.	USD	25,840	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(158)	(43)	(201)
MS	Citrix Systems, Inc.	USD	22,354	11/18/2019	2.95%	0.45%	1M USD LIBOR	T/1M	293	(2)	291
MS	Cognizant Technology Solutions Corp.	USD	17,977	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,458)	(34)	(2,492)
MS	Cognizant Technology Solutions Corp.	USD	19,998	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,519)	(37)	(2,556)
MS	Cognizant Technology Solutions Corp.	USD	3,693	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(640)	(7)	(647)
MS	Columbia Sportswear Co.	USD	25,241	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(415)	(42)	(457)
MS	Columbia Sportswear Co.	USD	24,795	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	437	(40)	397
MS	Columbia Sportswear Co.	USD	26,757	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,339	(41)	1,298
MS	Comcast Corp.	USD	26,550	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	816	(42)	774
MS	Comcast Corp. Class A	USD	25,343	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	633	(40)	593
MS	Comcast Corp. Class A	USD	21,393	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	429	(24)	405
MS	Comcast Corp. Class A	USD	20,479	11/18/2019	2.95%	0.45%	1M USD LIBOR	T/1M	271	(2)	269
MS	Comerica, Inc.	USD	20,079	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(3,832)	(39)	(3,871)
MS	Comerica, Inc.	USD	20,079	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(4,319)	(40)	(4,359)
MS	Comerica, Inc.	USD	19,921	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(4,194)	(39)	(4,233)
MS	Comerica, Inc.	USD	20,709	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(3,702)	(40)	(3,742)
MS	Comerica, Inc.	USD	6,142	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,420)	(12)	(1,432)
MS	Comerica, Inc.	USD	8,031	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(527)	(14)	(541)
MS	Comerica, Inc.	USD	4,488	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(132)	(8)	(140)
MS	Comerica, Inc.	USD	709	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1)	(1)	(2)
MS	Conocophillips	USD	26,264	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	870	(42)	828
MS	Cracker Barrel Old Country Store, Inc.	USD	24,423	11/18/2019	3.26%	0.75%	1M USD LIBOR	T/1M	(763)	(45)	(808)
MS	Cracker Barrel Old Country Store, Inc.	USD	25,259	11/18/2019	3.01%	0.50%	1M USD LIBOR	T/1M	(323)	(42)	(365)
MS	CSX Corp.	USD	11,563	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	103	(13)	90
MS	CSX Corp.	USD	23,718	11/18/2019	2.95%	0.45%	1M USD LIBOR	T/1M	99	(2)	97
MS	Cummins, Inc.	USD	105,478	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,867	(169)	1,698
MS	CVS Health Corp.	USD	23,336	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	642	(26)	616
MS	Deckers Outdoor Corp.	USD	59,601	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	9,741	(82)	9,659
MS	Deckers Outdoor Corp.	USD	24,791	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,769	(38)	1,731
MS	Deckers Outdoor Corp.	USD	25,562	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,596	(38)	2,558
MS	Deckers Outdoor Corp.	USD	11,817	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,617	(17)	1,600
MS	Delta Air Lines, Inc.	USD	23,578	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,682)	(41)	(1,723)
MS	Dollar General Corp.	USD	27,011	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,047	(42)	1,005
MS	Dollar General Corp.	USD	27,126	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,183	(42)	1,141
MS	Dollar General Corp.	USD	24,587	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	478	(39)	439
MS	Dollar General Corp.	USD	27,934	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,145	(42)	2,103
MS	DTE Energy Co.	USD	26,258	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,261	(41)	1,220
MS	DTE Energy Co.	USD	25,787	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	636	(41)	595
MS	DTE Energy Co.	USD	25,434	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(477)	(42)	(519)
MS	DTE Energy Co.	USD	22,373	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(404)	(37)	(441)
MS	Eaton Corp. PLC	USD	114,070	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,042)	(188)	(1,230)
MS	Ecolab, Inc.	USD	25,465	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	208	(41)	167
MS	Ecolab, Inc.	USD	26,098	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	477	(42)	435
MS	Emerson Electric Co	USD	119,483	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(9,684)	(211)	(9,895)
MS	Encompass Health Corp.	USD	113,561	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	4,729	(178)	4,551
MS	Equity Lifestyle Properties, Inc.	USD	27,741	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,823	(41)	2,782
MS	Equity Lifestyle Properties, Inc.	USD	16,094	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,631	(24)	1,607
MS	Equity Lifestyle Properties, Inc.	USD	28,164	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,233	(42)	2,191
MS	Equity Lifestyle Properties, Inc.	USD	27,529	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,198	(41)	2,157
MS	Evergy, Inc.	USD	24,304	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,012)	(41)	(1,053)
MS	Evergy, Inc.	USD	25,106	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(410)	(41)	(451)
MS	Exelon Corp.	USD	27,844	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,072	(42)	2,030
MS	Exelon Corp.	USD	28,895	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	3,130	(42)	3,088
MS	Exelon Corp.	USD	28,226	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,207	(43)	2,164
MS	Exelon Corp.	USD	27,701	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,450	(41)	2,409
MS	Exxon Mobil Corp.	USD	102,958	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(7,231)	(180)	(7,411)
MS	Fidelity National Information Services, Inc.	USD	54,774	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,123	(88)	1,035
MS	Fidelity National Information Services, Inc.	USD	24,774	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(56)	(41)	(97)
MS	Fidelity National Information Services, Inc.	USD	14,321	11/18/2019	2.76%	0.45%	1M USD LIBOR	T/1M	(393)	(95)	(488)
MS	Fidelity National Information Services, Inc.	USD	9,094	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(181)	(15)	(196)
MS	Fidelity National Information Services, Inc.	USD	3,240	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	43	(5)	38
MS	First Hawaiian, Inc.	USD	24,366	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,402)	(44)	(2,446)
MS	First Hawaiian, Inc.	USD	26,785	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	358	(43)	315
MS	FirstEnergy Corp.	USD	784	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	59	(6)	53
MS	FirstEnergy Corp.	USD	18,071	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	389	(29)	360
MS	FirstEnergy Corp.	USD	6,311	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	154	(10)	144
MS	Firstenergy Corp.	USD	6,938	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	358	(11)	347
MS	Gaming and Leisure Properties, Inc.	USD	27,375	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,806	(42)	1,764
MS	Garmin Ltd.	USD	128,398	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	16,209	(183)	16,026
MS	Hill-Rom Holdings, Inc.	USD	98,220	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	8,930	(146)	8,784
MS	Hill-Rom Holdings, Inc.	USD	7,401	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	519	(11)	508
MS	Hill-Rom Holdings, Inc.	USD	9,702	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	991	(14)	977
MS	Hill-Rom Holdings, Inc.	USD	3,601	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	518	(5)	513
MS	Hill-Rom Holdings, Inc.	USD	3,901	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	516	(6)	510
MS	Home Depot, Inc.	USD	11,562	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	95	(19)	76
MS	Home Depot, Inc.	USD	26,795	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	660	(43)	617
MS	Home Depot, Inc.	USD	27,897	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,200	(42)	2,158
MS	Home Depot, Inc.	USD	24,593	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,381	(38)	1,343
MS	Honeywell International, Inc.	USD	55,154	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,757)	(93)	(1,850)
MS	Honeywell International, Inc.	USD	24,130	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,172)	(41)	(1,213)
MS	Honeywell International, Inc.	USD	23,268	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(134)	(38)	(172)
MS	Hospitality Properties Trust	USD	61,505	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(4,860)	(116)	(4,976)
MS	Hospitality Properties Trust	USD	13,943	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	399	(22)	377
MS	International Business Machines Corp.	USD	88,583	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(4,485)	(152)	(4,637)
MS	International Paper Co.	USD	1,328	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(154)	(9)	(163)
MS	International Paper Co.	USD	27,841	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,927	(42)	1,885
MS	Interpublic Group of Cos, Inc.	USD	25,321	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(664)	(43)	(707)
MS	Interpublic Group of Cos, Inc.	USD	25,412	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(409)	(42)	(451)
MS	Intuit, Inc.	USD	22,014	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	750	(36)	714
MS	Intuit, Inc.	USD	1,727	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(5)	(3)	(8)
MS	Intuit, Inc.	USD	5,827	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	—	(10)	(10)
MS	Intuit, Inc.	USD	10,144	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	544	(16)	528
MS	Johnson & Johnson	USD	24,487	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(642)	(41)	(683)
MS	Johnson & Johnson	USD	22,757	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,624)	(40)	(1,664)
MS	Johnson & Johnson	USD	23,688	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,066)	(42)	(2,108)
MS	Johnson & Johnson	USD	21,559	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,167)	(39)	(2,206)
MS	Johnson Controls International PLC	USD	27,185	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,589	(41)	1,548
MS	Johnson Controls International PLC	USD	23,470	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,427	(25)	1,402
MS	Johnson Controls International PLC	USD	24,483	11/18/2019	2.95%	0.45%	1M USD LIBOR	T/1M	684	(2)	682
MS	JPMorgan Chase & Co.	USD	104,742	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,466)	(175)	(2,641)
MS	Juniper Networks, Inc.	USD	22,931	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(3,277)	(43)	(3,320)
MS	KAR Auction Services, Inc.	USD	25,797	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(430)	(43)	(473)
MS	Kimberly-Clark Corp.	USD	76,073	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	4,469	(117)	4,352
MS	Kimberly-Clark Corp.	USD	22,276	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(413)	(36)	(449)
MS	Kohl's Corp.	USD	108,736	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	3,156	(173)	2,983
MS	Leidos Holdings, Inc.	USD	27,028	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(837)	(46)	(883)
MS	Leidos Holdings, Inc.	USD	22,968	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,551)	(40)	(1,591)
MS	Leidos Holdings, Inc.	USD	24,012	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,222)	(43)	(2,265)
MS	LyondellBasell Industries NV	USD	95,406	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(26,862)	(200)	(27,062)
MS	LyondellBasell Industries NV Class A	USD	4,349	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(278)	(8)	(286)
MS	Marathon Petroleum Corp.	USD	31,407	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(5,383)	(60)	(5,443)
MS	Marathon Petroleum Corp.	USD	21,998	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(4,587)	(44)	(4,631)
MS	Marathon Petroleum Corp.	USD	15,174	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,337)	(27)	(1,364)
MS	Marathon Petroleum Corp.	USD	25,908	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,921	(39)	1,882
MS	McDonald's Corp.	USD	124,252	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	12,617	(183)	12,434
MS	Medical Properties Trust, Inc.	USD	62,881	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	16,423	(76)	16,347
MS	Medical Properties Trust, Inc.	USD	21,986	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	3,942	(29)	3,913
MS	Medical Properties Trust, Inc.	USD	35,162	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	6,730	(47)	6,683
MS	Medical Properties Trust, Inc.	USD	3,331	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	493	(5)	488
MS	Merck & Co., Inc.	USD	68,699	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	14,790	(88)	14,702
MS	MFA Financial, Inc.	USD	47,740	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,908)	(89)	(2,997)
MS	Microsoft Corp.	USD	25,168	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,288	(39)	1,249
MS	Microsoft Corp.	USD	25,168	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(780)	(42)	(822)
MS	Microsoft Corp.	USD	24,332	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,038)	(42)	(1,080)
MS	Microsoft Corp.	USD	21,408	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,053)	(37)	(1,090)
MS	Microsoft Corp.	USD	6,579	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(94)	(11)	(105)
MS	Mondelez International, Inc.	USD	28,126	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	3,024	(41)	2,983
MS	Mondelez International, Inc.	USD	28,959	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	3,126	(42)	3,084
MS	Mondelez International, Inc. Class A	USD	24,888	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,089	(37)	2,052
MS	Mondelez International, Inc. Class A	USD	18,365	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,113	(28)	1,085
MS	Mondelez International, Inc. Class A	USD	6,476	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	359	(10)	349
MS	Motorola Solutions, Inc.	USD	106,505	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	6,581	(163)	6,418
MS	MSC Industrial Direct Co. Class A	USD	28,470	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,099	(45)	1,054
MS	MSC Industrial Direct Co., Inc.	USD	25,965	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	281	(42)	239
MS	MSC Industrial Direct Co., Inc.	USD	27,051	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,255	(42)	1,213
MS	Msc Industrial Direct Co., Inc. Class A	USD	22,542	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	155	(37)	118
MS	Murphy USA, Inc.	USD	24,933	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(378)	(41)	(419)
MS	Nexstar Media Group, Inc.	USD	26,377	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	462	(42)	420
MS	Nexstar Media Group, Inc.	USD	26,961	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,203	(42)	1,161
MS	Nexstar Media Group, Inc.	USD	27,545	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,925	(42)	1,883
MS	Nexstar Media Group, Inc. Class A	USD	27,044	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,822	(41)	1,781
MS	NextEra Energy, Inc.	USD	27,563	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	3,030	(40)	2,990
MS	NextEra Energy, Inc.	USD	26,310	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,348	(39)	2,309
MS	NextEra Energy, Inc.	USD	25,952	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,770	(40)	1,730
MS	NextEra Energy, Inc.	USD	5,548	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	358	(9)	349
MS	NextEra Energy, Inc.	USD	17,003	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	833	(26)	807
MS	Norfolk Southern Corp.	USD	3,858	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(192)	(12)	(204)
MS	Norfolk Southern Corp.	USD	26,167	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,600)	(45)	(1,645)
MS	Norfolk Southern Corp.	USD	11,574	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,309)	(21)	(1,330)
MS	Norfolk Southern Corp.	USD	9,393	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	603	(14)	589
MS	Nrg Energy, Inc.	USD	24,669	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	8	(40)	(32)
MS	Nucor Corp.	USD	83,041	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,016)	(139)	(2,155)
MS	Nucor Corp.	USD	17,515	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(342)	(29)	(371)
MS	Occidental Petroleum Corp.	USD	23,173	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,202)	(42)	(2,244)
MS	Occidental Petroleum Corp.	USD	24,241	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,404)	(42)	(1,446)
MS	Occidental Petroleum Corp.	USD	24,041	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(568)	(40)	(608)
MS	Occidental Petroleum Corp.	USD	4,474	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(236)	(8)	(244)
MS	Occidental Petroleum Corp.	USD	26,912	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	836	(43)	793
MS	Omnicom Group, Inc.	USD	28,816	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,854	(42)	2,812
MS	Omnicom Group, Inc.	USD	27,959	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,216	(42)	2,174
MS	Omnicom Group, Inc.	USD	24,299	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	288	(39)	249
MS	Omnicom Group, Inc.	USD	23,598	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,056	(36)	1,020
MS	ONEOK, Inc.	USD	36,150	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,180)	(61)	(1,241)
MS	ONEOK, Inc.	USD	25,042	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,270)	(43)	(1,313)
MS	ONEOK, Inc.	USD	25,106	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(663)	(42)	(705)
MS	ONEOK, Inc.	USD	10,787	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(102)	(18)	(120)
MS	Park Hotels & Resorts, Inc.	USD	25,770	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	183	(42)	141
MS	PepsiCo, Inc.	USD	20,731	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(430)	(35)	(465)
MS	PepsiCo., Inc.	USD	84,503	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	8,673	(124)	8,549
MS	Pfizer, Inc.	USD	124,378	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	19,758	(171)	19,587
MS	Phillips 66	USD	111,343	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(24,981)	(199)	(25,180)
MS	PNC Financial Services Group, Inc.	USD	110,894	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(16,802)	(209)	(17,011)
MS	Popular, Inc.	USD	26,759	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,712	(41)	1,671
MS	Popular, Inc.	USD	22,499	11/18/2019	2.95%	0.45%	1M USD LIBOR	T/1M	(77)	(2)	(79)
MS	Portland General Electric Co.	USD	28,944	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	3,902	(41)	3,861
MS	Procter & Gamble Co.	USD	27,397	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,952	(42)	1,910
MS	Procter & Gamble Co.	USD	26,433	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,357	(41)	1,316
MS	Procter & Gamble Co.	USD	26,722	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	829	(42)	787
MS	Procter & Gamble Co.	USD	25,565	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,156	(40)	1,116
MS	Quest Diagnostics, Inc.	USD	72,064	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(15,680)	(151)	(15,831)
MS	Service Corp. International	USD	56,955	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	8,046	(80)	7,966
MS	Service Corp. International	USD	15,151	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,511	(21)	2,490
MS	Sonoco Products Co.	USD	21,477	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,937	(28)	1,909
MS	Spirit Realty Capital, Inc.	USD	101,802	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	—	(166)	(166)
MS	Starbucks Corp.	USD	26,438	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,247	(40)	1,207
MS	Starwood Property Trust, Inc.	USD	25,767	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	39	(42)	(3)
MS	Starwood Property Trust, Inc.	USD	16,648	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	10	(27)	(17)
MS	Starwood Property Trust, Inc.	USD	25,127	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(224)	(41)	(265)
MS	Starwood Property Trust, Inc.	USD	25,789	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(194)	(43)	(237)
MS	Steel Dynamics, Inc.	USD	11,014	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(3,635)	(34)	(3,669)
MS	Steel Dynamics, Inc.	USD	24,186	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,569)	(44)	(2,613)
MS	Steel Dynamics, Inc.	USD	28,906	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	4,206	(40)	4,166
MS	Steel Dynamics, Inc.	USD	21,076	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,709	(29)	2,680
MS	T-Mobile US, Inc.	USD	26,316	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	436	(42)	394
MS	Target Corp.	USD	121,253	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,149	(195)	1,954
MS	Telephone & Data Systems, Inc.	USD	30,063	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	4,170	(42)	4,128
MS	Texas Instruments, Inc.	USD	114,876	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(11,714)	(207)	(11,921)
MS	Textron, Inc.	USD	13,574	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(4,676)	(32)	(4,708)
MS	Textron, Inc.	USD	1,490	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(534)	(3)	(537)
MS	Textron, Inc.	USD	24,858	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(937)	(42)	(979)
MS	Textron, Inc.	USD	23,634	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(793)	(40)	(833)
MS	Textron, Inc.	USD	7,931	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(385)	(14)	(399)
MS	TJX Companies, Inc.	USD	13,034	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(977)	(23)	(1,000)
MS	TJX Companies, Inc.	USD	27,153	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,180	(41)	2,139
MS	Travelers Cos., Inc.	USD	113,112	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(2,412)	(189)	(2,601)
MS	UnitedHealth Group, Inc.	USD	139,964	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	14,516	(205)	14,311
MS	US BanCorp	USD	27,012	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	2,056	(40)	2,016
MS	Valero Energy Corp.	USD	88,259	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(31,815)	(196)	(32,011)
MS	Valero Energy Corp.	USD	9,045	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(396)	(15)	(411)
MS	Verizon Communications, Inc.	USD	113,258	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	14,098	(167)	13,931
MS	Visa, Inc.	USD	945	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	17	(7)	10
MS	Visa, Inc.	USD	23,222	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(797)	(39)	(836)
MS	Visa, Inc.	USD	3,645	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(47)	(6)	(53)
MS	Visa, Inc.	USD	20,116	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(786)	(34)	(820)
MS	Walgreens Boots Alliance, Inc.	USD	12,790	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,657	(18)	1,639
MS	Walgreens Boots Alliance, Inc.	USD	25,508	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	1,269	(40)	1,229
MS	Walgreens Boots Alliance, Inc.	USD	27,459	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	522	(44)	478
MS	Walgreens Boots Alliance, Inc.	USD	24,352	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,357)	(42)	(1,399)
MS	Walgreens Boots Alliance, Inc.	USD	5,275	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(365)	(9)	(374)
MS	Walmart, Inc.	USD	120,746	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	16,914	(170)	16,744
MS	Walt Disney Co.	USD	24,646	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,193)	(42)	(1,235)
MS	Walt Disney Co.	USD	24,757	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,194)	(42)	(1,236)
MS	Walt Disney Co.	USD	23,977	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(98)	(39)	(137)
MS	Walt Disney Co.	USD	25,873	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	479	(41)	438
MS	Waste Connections, Inc.	USD	2,340	11/18/2019	2.95%	0.45%	1M USD LIBOR	T/1M	71	—	71
MS	Waste Management, Inc.	USD	99,401	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	13,521	(140)	13,381
MS	Western Union Co.	USD	25,806	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	839	(40)	799
MS	Weyerhaeuser Co.	USD	81,292	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(32,828)	(187)	(33,015)
MS	Weyerhaeuser Co.	USD	12,858	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,218)	(23)	(1,241)
MS	Weyerhaeuser Co.	USD	3,201	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(258)	(6)	(264)
MS	Weyerhaeuser Co.	USD	4,618	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(174)	(8)	(182)
MS	Xerox Corp.	USD	33,401	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	8,446	(40)	8,406
MS	Zoetis, Inc.	USD	26,537	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(101)	(44)	(145)
MS	Zoetis, Inc.	USD	24,986	11/18/2019	2.96%	0.45%	1M USD LIBOR	T/1M	(1,057)	(43)	(1,100)
Total									$79,492	$(16,038)	$63,454

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^
(Unaudited) (cont’d)

Over-the-counter total return swaps — Short(c)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	2U, Inc.	USD	(23,848)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	$6,267	$17	$6,284
MS	2U, Inc.	USD	(25,144)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	7,114	17	7,131
MS	ABIOMED, Inc.	USD	(19,061)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	929	18	947
MS	ABIOMED, Inc.	USD	(13,443)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,406)	18	(2,388)
MS	Acuity Brands, Inc.	USD	(22,101)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(375)	22	(353)
MS	Advanced Micro Devices, Inc.	USD	(2,837)	11/18/2019	1.36%	(1.15)%	1M USD LIBOR	1M/T	(13,655)	11	(13,644)
MS	Aerie Pharmaceuticals, Inc.	USD	(21,732)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,130	16	5,146
MS	Aerie Pharmaceuticals, Inc.	USD	(23,347)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,903	18	4,921
MS	Aerie Pharmaceuticals, Inc.	USD	(19,117)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,317	16	2,333
MS	Air France-KLM	EUR	(11,528)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(2,537)	(7)	(2,544)
MS	Air France-KLM	EUR	(11,482)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(2,343)	(7)	(2,350)
MS	Air France-KLM	EUR	(12,318)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,364)	(7)	(1,371)
MS	Alcoa Corp.	USD	(20,855)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,542	17	3,559
MS	Alcoa Corp.	USD	(27,403)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,480)	32	(1,448)
MS	Align Technology, Inc.	USD	(22,160)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,856	17	4,873
MS	Align Technology, Inc.	USD	(22,517)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,159	17	5,176
MS	Align Technology, Inc.	USD	(23,681)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,492	18	5,510
MS	Align Technology, Inc.	USD	(20,999)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,147	15	5,162
MS	Align Technology, Inc.	USD	(7,794)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,656	6	1,662
MS	Align Technology, Inc.	USD	(2,946)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	602	2	604
MS	Align Technology, Inc.	USD	(13,277)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,075)	15	(2,060)
MS	Align Technology, Inc.	USD	(7,877)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,787)	10	(1,777)
MS	Alleghany Corp.	USD	(16,615)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,798)	18	(1,780)
MS	Alleghany Corp.	USD	(16,668)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(824)	17	(807)
MS	Altran Technologies SA	EUR	(7,966)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,822)	(5)	(1,827)
MS	Altran Technologies SA	EUR	(13,271)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(73)	(6)	(79)
MS	Altran Technologies SA	EUR	(8,819)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(298)	(4)	(302)
MS	Altran Technologies SA	EUR	(9,069)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	332	(4)	328
MS	AMERCO	USD	(36,089)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(995)	36	(959)
MS	American International Group, Inc.	USD	(38,198)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,590	31	5,621
MS	Amundi SA	EUR	(23,268)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	4,392	(9)	4,383
MS	Amundi SA	EUR	(14,891)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,071	(6)	3,065
MS	Anheuser-Busch InBev SA	EUR	(14,061)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(302)	(8)	(310)
MS	Anheuser-Busch InBev SA	EUR	(12,725)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(916)	(7)	(923)
MS	Anheuser-Busch InBev SA	EUR	(12,486)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(1,473)	(7)	(1,480)
MS	Aqua America, Inc.	USD	(8,678)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	28	8	36
MS	Arconic, Inc.	USD	(15,903)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(837)	16	(821)
MS	Arconic, Inc.	USD	(16,697)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,090)	17	(1,073)
MS	Arconic, Inc.	USD	(18,783)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	395	18	413
MS	Arconic, Inc.	USD	(8,027)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	739	7	746
MS	Arconic, Inc.	USD	(4,126)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	341	4	345
MS	ASOS PLC	GBP	(51,178)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	22,483	8	22,491
MS	ASOS PLC	GBP	(6,111)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2,413	1	2,414
MS	ASOS PLC	GBP	(1,844)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	714	—	714
MS	ASOS PLC	GBP	(4,278)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,294	1	1,295
MS	ASOS PLC	GBP	(6,827)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(936)	2	(934)
MS	Associated British Foods PLC	GBP	(9,287)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	721	2	723
MS	Associated British Foods PLC	GBP	(7,778)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	294	2	296
MS	Associated British Foods PLC	GBP	(8,694)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	268	2	270
MS	Atlassian Corp. PLC	USD	(26,710)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(35,304)	60	(35,244)
MS	Autodesk, Inc.	USD	(31,480)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(4,942)	35	(4,907)
MS	Avis Budget Group, Inc.	USD	(20,783)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,984	16	4,000
MS	Avis Budget Group, Inc.	USD	(20,806)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,183	17	3,200
MS	Banca Generali SpA	EUR	(524)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	5	—	5
MS	Banca Generali SpA	EUR	(8,006)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	126	(4)	122
MS	Banco BPM SpA	EUR	(34,817)	11/18/2019	(0.95)%	(0.59)%	1M EURIBOR	1M/T	7,666	(17)	7,649
MS	Banco BPM SpA	EUR	(1,202)	11/18/2019	(0.95)%	(0.59)%	1M EURIBOR	1M/T	118	(1)	117
MS	Banco BPM SpA	EUR	(13,140)	11/18/2019	(0.95)%	(0.59)%	1M EURIBOR	1M/T	(522)	(8)	(530)
MS	Banco BPM SpA	EUR	(6,763)	11/18/2019	(1.12)%	(0.75)%	1M EURIBOR	1M/T	467	(4)	463
MS	Bank of New York Mellon Corp.	USD	(15,460)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,740)	17	(1,723)
MS	Bank OZK	USD	(101,674)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	26,762	72	26,834
MS	Bankia SA	EUR	(17,304)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	3,852	(8)	3,844
MS	Barclays PLC	GBP	(173)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	20	—	20
MS	Barclays PLC	GBP	(9,052)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,063	2	1,065
MS	Bayer AG	EUR	(11,928)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	83	(6)	77
MS	Berkshire Hathaway, Inc.	USD	(17,519)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	24	17	41
MS	Berkshire Hathaway, Inc.	USD	(19,770)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	944	18	962
MS	Berkshire Hathaway, Inc. Class B	USD	(16,700)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	25	16	41
MS	Boston Beer Co., Inc.	USD	(21,292)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,922	18	2,940
MS	Brembo SpA	EUR	(37,100)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	6,647	(17)	6,630
MS	Brighthouse Financial, Inc.	USD	(18,757)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,023	16	2,039
MS	Brighthouse Financial, Inc.	USD	(19,466)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,985	17	2,002
MS	Brighthouse Financial, Inc.	USD	(20,027)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,743	18	1,761
MS	Brighthouse Financial, Inc.	USD	(19,902)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,446	17	2,463
MS	Brighthouse Financial, Inc.	USD	(3,900)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	400	3	403
MS	British American Tobacco PLC	GBP	(5,651)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,632	1	1,633
MS	British American Tobacco PLC	GBP	(9,899)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2,782	2	2,784
MS	British American Tobacco PLC	GBP	(8,678)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2,527	1	2,528
MS	British American Tobacco PLC	GBP	(4,227)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,314	1	1,315
MS	British American Tobacco PLC	GBP	(2,931)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	779	—	779
MS	British American Tobacco PLC	GBP	(2,610)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	674	—	674
MS	Burford Capital Ltd.	GBP	(6,699)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(2,043)	2	(2,041)
MS	Buzzi Unicem SpA	EUR	(12,512)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	2,320	(6)	2,314
MS	Buzzi Unicem SpA	EUR	(14,754)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	871	(8)	863
MS	Caesars Entertainment Corp.	USD	(24,329)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,967	19	4,986
MS	Caesars Entertainment Corp.	USD	(21,498)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,633	17	3,650
MS	Caesars Entertainment Corp.	USD	(19,251)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,057	18	1,075
MS	Caesars Entertainment Corp.	USD	(17,178)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(108)	17	(91)
MS	Caesars Entertainment Corp.	USD	(4,382)	11/18/2019	2.04%	(0.47)%	1M USD LIBOR	1M/T	(57)	4	(53)
MS	Caesars Entertainment Corp.	USD	(8,573)	11/18/2019	1.21%	(1.30)%	1M USD LIBOR	1M/T	(297)	5	(292)
MS	Capita PLC	GBP	(10,413)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2,317	2	2,319
MS	Capita PLC	GBP	(7,310)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	167	2	169
MS	Capital & Counties Properties PLC	GBP	(18,928)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,798	4	3,802
MS	Capital & Counties Properties PLC	GBP	(9,854)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	883	2	885
MS	Capital & Counties Properties PLC	GBP	(8,748)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	477	2	479
MS	Capital & Counties Properties PLC	GBP	(3,257)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	141	1	142
MS	Capital & Counties Properties PLC	GBP	(2,123)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	230	—	230
MS	Capri Holdings Ltd.	USD	(105,448)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	25,537	83	25,620
MS	Catalent, Inc.	USD	(19,420)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,751	17	1,768
MS	Catalent, Inc.	USD	(15,522)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	504	15	519
MS	Catalent, Inc.	USD	(17,675)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	307	18	325
MS	Catalent, Inc.	USD	(14,729)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,850)	19	(1,831)
MS	CBRE Group, Inc.	USD	(16,549)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	291	16	307
MS	Ceridian HCM Holding, Inc.	USD	(16,134)	11/18/2019	1.73%	(0.78)%	1M USD LIBOR	1M/T	(1,082)	14	(1,068)
MS	Ceridian HCM Holding, Inc.	USD	(12,912)	11/18/2019	1.71%	(0.80)%	1M USD LIBOR	1M/T	(2,920)	15	(2,905)
MS	Charles Schwab Corp.	USD	(102,040)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	13,440	86	13,526
MS	Charter Communications, Inc.	USD	(40,533)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(13,004)	52	(12,952)
MS	Charter Communications, Inc.	USD	(3,816)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,237)	5	(1,232)
MS	Chiba Bank Ltd.	JPY	(78,327)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	56	—	56
MS	Chiba Bank Ltd.	JPY	(1,438,735)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,743	(3)	1,740
MS	Cleveland-Cliffs, Inc.	USD	(11,309)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(5,013)	16	(4,997)
MS	Cleveland-Cliffs, Inc.	USD	(23,114)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,358	19	3,377
MS	Cloudera, Inc.	USD	(36,432)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,709	31	4,740
MS	Cloudera, Inc.	USD	(23,489)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,596	18	4,614
MS	Commerzbank AG	EUR	(17,658)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	4,017	(7)	4,010
MS	Commerzbank AG	EUR	(18,732)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	4,637	(7)	4,630
MS	Commerzbank AG	EUR	(16,360)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,883	(6)	3,877
MS	Concho Resources, Inc.	USD	(29,084)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,037	25	3,062
MS	Concho Resources, Inc.	USD	(18,245)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,033	17	1,050
MS	Concho Resources, Inc.	USD	(18,930)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,795	17	1,812
MS	Concordia Financial Group Ltd.	JPY	(1,865,728)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	3,632	(4)	3,628
MS	Coty, Inc.	USD	(106,767)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	31,725	72	31,797
MS	Coty, Inc.	USD	(5,913)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,501	4	1,505
MS	Coty, Inc. Class A	USD	(17,607)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	811	16	827
MS	CyberAgent, Inc.	JPY	(1,682,793)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	4,515	(3)	4,512
MS	CyberAgent, Inc.	JPY	(815,411)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	2,138	(2)	2,136
MS	CyberAgent, Inc.	JPY	(1,742,762)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	4,791	(3)	4,788
MS	CyberAGent, Inc.	JPY	(1,382,944)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	3,137	(3)	3,134
MS	CYBG PLC	GBP	(291)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	107	—	107
MS	CYBG PLC	GBP	(5,138)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	646	1	647
MS	CYBG PLC	GBP	(9,029)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	570	2	572
MS	CYBG PLC	GBP	(9,257)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	641	2	643
MS	CYBG PLC	GBP	(8,137)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	769	2	771
MS	CyrusOne, Inc.	USD	(54,701)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	440	52	492
MS	Darling Ingredients, Inc.	USD	(14,024)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,060)	15	(1,045)
MS	Darling Ingredients, Inc.	USD	(1,265)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(38)	1	(37)
MS	Dechra Pharmaceuticals PLC	GBP	(7,679)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,174)	2	(1,172)
MS	Deere & Co.	USD	(15,419)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(654)	16	(638)
MS	Deere & Co.	USD	(15,445)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,364)	17	(2,347)
MS	Deere & Co.	USD	(13,368)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,992)	16	(2,976)
MS	Deere & Co.	USD	(5,982)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,191)	7	(1,184)
MS	Delivery Hero SE	EUR	(47,746)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	8,384	(20)	8,364
MS	Delivery Hero SE	EUR	(15,870)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,863	(7)	1,856
MS	Delivery Hero SE	EUR	(11,485)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,435	(5)	1,430
MS	Deutsche Bank AG	EUR	(46,902)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	7,168	(20)	7,148
MS	Deutsche Bank AG	EUR	(14,668)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,020	(6)	3,014
MS	Deutsche Bank AG	EUR	(6,868)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	932	(3)	929
MS	Deutsche Bank AG	EUR	(436)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	24	—	24
MS	DexCom, Inc.	USD	(19,123)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(30,985)	48	(30,937)
MS	Diamondback Energy, Inc.	USD	(17,949)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	880	17	897
MS	Diamondback Energy, Inc.	USD	(13,455)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,811)	18	(2,793)
MS	Digital Realty Trust, Inc.	USD	(19,770)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,922	17	1,939
MS	Disco Corp.	JPY	(2,218,060)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	2,802	(5)	2,797
MS	Disco Corp.	JPY	(1,824,261)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	993	(4)	989
MS	Discovery, Inc. Class A	USD	(17,421)	11/18/2019	1.21%	(1.30)%	1M USD LIBOR	1M/T	2,155	9	2,164
MS	DISH Network Corp.	USD	(66,865)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(933)	65	(868)
MS	DISH Network Corp.	USD	(2,870)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(129)	3	(126)
MS	DocuSign, Inc.	USD	(13,859)	11/18/2019	(0.42)%	(2.93)%	1M USD LIBOR	1M/T	(3,282)	(4)	(3,286)
MS	Dominion Energy, Inc.	USD	(50,728)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(15,305)	69	(15,236)
MS	Don Quijote Holdings Co. Ltd.	JPY	(2,105,680)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(1,959)	(6)	(1,965)
MS	Don Quijote Holdings Co. Ltd.	JPY	(1,189,436)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(3,260)	(4)	(3,264)
MS	Don Quijote Holdings Co. Ltd.	JPY	(380,488)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(1,160)	(1)	(1,161)
MS	DS Smith PLC	GBP	(330)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	122	—	122
MS	DS Smith PLC	GBP	(10,835)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,503	2	3,505
MS	DS Smith PLC	GBP	(40)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2	—	2
MS	DS Smith PLC	GBP	(10,667)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,509	2	3,511
MS	DS Smith PLC	GBP	(10,905)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,500	2	3,502
MS	DS Smith PLC	GBP	(11,121)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,553	2	3,555
MS	DS Smith PLC	GBP	(5,074)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,510	1	1,511
MS	DS Smith PLC	GBP	(3,849)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	775	1	776
MS	DS Smith PLC	GBP	(2,217)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	198	—	198
MS	DS Smith PLC	GBP	(993)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	139	—	139
MS	DS Smith PLC	GBP	(3,282)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	169	1	170
MS	Edgewell Personal Care Co.	USD	(10,731)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,421	9	1,430
MS	Edwards Lifesciences Corp.	USD	(1,458)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(208)	2	(206)
MS	Electricite de France SA	EUR	(13,817)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(5,758)	(9)	(5,767)
MS	Electronic Arts, Inc.	USD	(21,782)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,742	17	3,759
MS	Electronic Arts, Inc.	USD	(20,657)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,811	17	2,828
MS	Elior Group SA	EUR	(16,107)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	2,445	(7)	2,438
MS	Elior Group SA	EUR	(15,518)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,148	(7)	1,141
MS	Elior Group SA	EUR	(11,861)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	249	(6)	243
MS	Ellie Mae, Inc.	USD	(116,717)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	26,333	87	26,420
MS	EQT Corp.	USD	(13,933)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(724)	14	(710)
MS	EQT Corp.	USD	(18,126)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	691	20	711
MS	EQT Corp.	USD	(29,564)	11/18/2019	2.50%	(0.45)%	1M USD LIBOR	1M/T	6,183	—	6,183
MS	Equinix, Inc.	USD	(17,072)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(329)	17	(312)
MS	Equinix, Inc.	USD	(16,041)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(450)	16	(434)
MS	Eurofins Scientific SE	EUR	(5,268)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,005	(2)	1,003
MS	Eurofins Scientific SE	EUR	(17,718)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,912	(7)	3,905
MS	Eurofins Scientific SE	EUR	(16,684)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	2,915	(7)	2,908
MS	Eurofins Scientific SE	EUR	(16,900)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,442	(7)	3,435
MS	Eurofins Scientific SE	EUR	(11,500)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,555	(5)	1,550
MS	Evotec AG	EUR	(12,087)	11/18/2019	(1.62)%	(1.25)%	1M EURIBOR	1M/T	(1,904)	(14)	(1,918)
MS	Facebook, Inc.	USD	(18,203)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	600	17	617
MS	Facebook, Inc.	USD	(18,965)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,398	17	1,415
MS	Facebook, Inc.	USD	(4,677)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(245)	5	(240)
MS	Fevertree Drinks PLC	GBP	(7,860)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(800)	2	(798)
MS	Fiat Chrysler Automobiles NV	EUR	(11,884)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	2,556	(5)	2,551
MS	FireEye, Inc.	USD	(38,946)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,317)	37	(3,280)
MS	First Solar, Inc.	USD	(18,285)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	593	17	610
MS	First Solar, Inc.	USD	(13,303)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,733)	18	(2,715)
MS	Fluor Corp.	USD	(13,835)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,060)	18	(2,042)
MS	Foot Locker, Inc.	USD	(14,716)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(998)	15	(983)
MS	Foot Locker, Inc.	USD	(12,265)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,083)	14	(2,069)
MS	Fresenius SE & Co KgaA	EUR	(8,516)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,117	(4)	1,113
MS	Fresenius SE & Co. KGaA	EUR	(17,594)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	4,714	(7)	4,707
MS	Fresenius SE & Co. KGaA	EUR	(18,509)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	4,511	(7)	4,504
MS	Fresenius SE & Co. KGaA	EUR	(18,325)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	5,368	(7)	5,361
MS	Fresenius SE & Co. KGaA	EUR	(16,992)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,719	(7)	3,712
MS	Fresenius SE & Co. KGaA	EUR	(3,450)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	654	(1)	653
MS	Fresnillo PLC	GBP	(1,521)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(619)	1	(618)
MS	Fresnillo PLC	GBP	(7,172)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,304)	2	(1,302)
MS	General Electric Co.	USD	(21,515)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,366	18	3,384
MS	General Electric Co.	USD	(16,338)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,066)	17	(1,049)
MS	General Mills, Inc.	USD	(17,673)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	393	17	410
MS	General Motors Co.	USD	(1,361)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(236)	1	(235)
MS	General Motors Co.	USD	(14,342)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,482)	17	(3,465)
MS	Glencore PLC	GBP	(8,424)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	180	2	182
MS	Glencore PLC	GBP	(8,344)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	80	2	82
MS	Grenke AG	EUR	(11,798)	11/18/2019	(1.87)%	(1.50)%	1M EURIBOR	1M/T	(1,790)	(16)	(1,806)
MS	Grenke AG	EUR	(12,460)	11/18/2019	(1.87)%	(1.50)%	1M EURIBOR	1M/T	(1,548)	(16)	(1,564)
MS	Grenke AG	EUR	(10,249)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,022)	(4)	(1,026)
MS	Groupon, Inc.	USD	(10,841)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,298	9	1,307
MS	Hain Celestial Group, Inc.	USD	(23,735)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	6,332	17	6,349
MS	Hain Celestial Group, Inc.	USD	(24,286)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,627	18	5,645
MS	Harmonic Drive Systems, Inc.	JPY	(694,069)	11/18/2019	(11.66)%	(11.55)%	1M JPY LIBOR	1M/T	(586)	(41)	(627)
MS	Harmonic Drive Systems, Inc.	JPY	(960,913)	11/18/2019	(10.36)%	(10.25)%	1M JPY LIBOR	1M/T	(1,608)	(50)	(1,658)
MS	Henkel AG & Co KGaA	EUR	(14,877)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	2,427	(6)	2,421
MS	Henkel AG & Co KGaA	EUR	(15,270)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	2,377	(6)	2,371
MS	Hitachi Metals Ltd.	JPY	(1,487,628)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,234	(4)	1,230
MS	Hitachi Metals Ltd.	JPY	(1,385,641)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,325	(3)	1,322
MS	Hitachi Metals Ltd.	JPY	(741,815)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	608	(2)	606
MS	Horizon Pharma PLC	USD	(20,395)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(9,444)	27	(9,417)
MS	Hormel Foods Corp.	USD	(17,575)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	451	17	468
MS	Howard Hughes Corp.	USD	(19,342)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,398	16	2,414
MS	Howard Hughes Corp.	USD	(20,626)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,540	17	2,557
MS	Howard Hughes Corp.	USD	(21,592)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,302	19	2,321
MS	Howard Hughes Corp.	USD	(19,919)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,965	17	1,982
MS	Howard Hughes Corp.	USD	(4,699)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	295	4	299
MS	Howard Hughes Corp.	USD	(1,876)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(62)	2	(60)
MS	HubSpot, Inc.	USD	(14,810)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,964)	17	(2,947)
MS	Hubspot, Inc.	USD	(15,571)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,188)	17	(2,171)
MS	II-VI, Inc.	USD	(24,740)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,221	21	3,242
MS	Iliad SA	EUR	(49,121)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	13,307	(18)	13,289
MS	Iliad SA	EUR	(18,214)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	3,903	(7)	3,896
MS	Iliad SA	EUR	(9,848)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,974	(4)	1,970
MS	Iliad SA	EUR	(5,254)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	315	(2)	313
MS	Iliad SA	EUR	(4,964)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(24)	(2)	(26)
MS	Indivior PLC	GBP	(13,549)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	7,719	2	7,721
MS	Indivior PLC	GBP	(7,070)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,774	1	3,775
MS	Indivior PLC	GBP	(14,762)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	7,994	2	7,996
MS	Indivior PLC	GBP	(13,015)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	6,551	2	6,553
MS	Indivior PLC	GBP	(13,629)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	6,806	2	6,808
MS	Indivior PLC	GBP	(6,618)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,155	1	3,156
MS	Indivior PLC	GBP	(6,658)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,141	1	3,142
MS	Indivior PLC	GBP	(8,389)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,113	1	3,114
MS	Infineon Technologies AG	EUR	(13,761)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(415)	(7)	(422)
MS	Infineon Technologies AG	EUR	(11,715)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,945)	(6)	(1,951)
MS	Infineon Technologies AG	EUR	(12,189)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,773)	(7)	(1,780)
MS	Inpex Corp.	JPY	(1,314,305)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,235	(3)	1,232
MS	Inpex Corp.	JPY	(1,291,317)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,129	(3)	1,126
MS	Inpex Corp.	JPY	(1,423,746)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,257	(3)	1,254
MS	Inpex Corp.	JPY	(352,017)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	657	(1)	656
MS	Insulet Corp.	USD	(70,870)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	8,602	60	8,662
MS	Insulet Corp.	USD	(6,261)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	816	5	821
MS	Insulet Corp.	USD	(10,380)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	684	9	693
MS	Insulet Corp.	USD	(964)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(5)	1	(4)
MS	Intermediate Capital Group PLC	GBP	(25,880)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	3,456	5	3,461
MS	Intermediate Capital Group PLC	GBP	(2,663)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	161	1	162
MS	Intermediate Capital Group PLC	GBP	(2,616)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	64	1	65
MS	Intermediate Capital Group PLC	GBP	(1,682)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(17)	—	(17)
MS	IPG Photonics Corp.	USD	(21,059)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,015	17	3,032
MS	IPG Photonics Corp.	USD	(17,202)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	222	16	238
MS	IPG Photonics Corp.	USD	(17,367)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(95)	17	(78)
MS	Ipg Photonics Corp.	USD	(13,533)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	782	12	794
MS	IPG Photonics Corp.	USD	(3,455)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1)	4	3
MS	IQVIA Holdings, Inc.	USD	(18,303)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	185	18	203
MS	IQVIA Holdings, Inc.	USD	(16,626)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(976)	17	(959)
MS	IWG PLC	GBP	(31,211)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	8,974	6	8,980
MS	Jack In The Box, Inc.	USD	(16,970)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	431	19	450
MS	JD Sports Fashion PLC	GBP	(12,149)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(4,410)	4	(4,406)
MS	Jefferies Financial Group, Inc.	USD	(35,736)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,084	32	2,116
MS	JetBlue Airways Corp.	USD	(82,975)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,896	75	4,971
MS	JGC Corp.	JPY	(1,068,467)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(430)	(3)	(433)
MS	JGC Corp.	JPY	(917,029)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(363)	(2)	(365)
MS	John Wood Group PLC	USD	(41,261)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	8,764	8	8,772
MS	Johnson Matthey PLC	GBP	(17,669)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2,735	4	2,739
MS	Johnson Matthey PLC	GBP	(9,281)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2,001	2	2,003
MS	Johnson Matthey PLC	GBP	(7,489)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,363	2	1,365
MS	Johnson Matthey PLC	GBP	(3,689)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	625	1	626
MS	Johnson Matthey PLC	GBP	(3,515)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	511	1	512
MS	Johnson Matthey PLC	GBP	(2,275)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(4)	—	(4)
MS	Johnson Matthey PLC	GBP	(2,133)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(198)	—	(198)
MS	Jones Lang LaSalle, Inc.	USD	(49,517)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,398	43	5,441
MS	Just Eat PLC	GBP	(6,034)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	196	1	197
MS	Just Eat PLC	GBP	(9,058)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,012)	2	(1,010)
MS	Just Eat PLC	GBP	(6,642)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,264)	2	(1,262)
MS	Just Eat PLC	GBP	(6,523)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(3,109)	2	(3,107)
MS	K&S AG	EUR	(3,772)	11/18/2019	(2.99)%	(2.63)%	1M EURIBOR	1M/T	888	(6)	882
MS	K&S AG	EUR	(10,183)	11/18/2019	(4.37)%	(4.00)%	1M EURIBOR	1M/T	(1,756)	(32)	(1,788)
MS	K&S AG	EUR	(11,963)	11/18/2019	(4.37)%	(4.00)%	1M EURIBOR	1M/T	(1,417)	(36)	(1,453)
MS	K&S AG	EUR	(6,718)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(335)	(1)	(336)
MS	KION Group AG	EUR	(60,330)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	14,913	(23)	14,890
MS	KION Group AG	EUR	(5,035)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,298	(2)	1,296
MS	KION Group AG	EUR	(12,138)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,525	(5)	1,520
MS	KION Group AG	EUR	(11,129)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(2,553)	(6)	(2,559)
MS	Knight-Swift Transportation Holdings, Inc.	USD	(42,688)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	7,184	34	7,218
MS	Knight-Swift Transportation Holdings, Inc.	USD	(17,382)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	864	16	880
MS	Knight-Swift Transportation Holdings, Inc.	USD	(20,190)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	475	19	494
MS	Knight-Swift Transportation Holdings, Inc.	USD	(7,721)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	130	7	137
MS	Knight-Swift Transportation Holdings, Inc.	USD	(1,976)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(107)	2	(105)
MS	Kose Corp.	JPY	(6,265,266)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	14,092	(12)	14,080
MS	Kose Corp.	JPY	(2,970,714)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	6,302	(6)	6,296
MS	Kosmos Energy Ltd.	USD	(18,867)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,229	17	2,246
MS	Kraft Heinz Co.	USD	(18,956)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,716	17	1,733
MS	Kroger Co.	USD	(18,467)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,430)	21	(3,409)
MS	LendingTree, Inc.	USD	(11,636)	11/18/2019	1.77%	(0.74)%	1M USD LIBOR	1M/T	(5,146)	14	(5,132)
MS	LendingTree, Inc.	USD	(13,620)	11/18/2019	1.77%	(0.74)%	1M USD LIBOR	1M/T	(5,192)	16	(5,176)
MS	LendingTree, Inc.	USD	(12,652)	11/18/2019	1.77%	(0.74)%	1M USD LIBOR	1M/T	(5,380)	15	(5,365)
MS	LendingTree, Inc.	USD	(9,254)	11/18/2019	1.11%	(1.40)%	1M USD LIBOR	1M/T	(1,744)	5	(1,739)

MS	Leonardo SpA	EUR	(5,721)	11/18/2019	(0.87)%	(0.50)%		1M/T	992	(3)	989
MS	Leonardo SpA	EUR	(4,141)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	580	(2)	578
MS	Leonardo SpA	EUR	(2,089)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	262	(1)	261
MS	Liberty Media Corp.-Liberty Formula One	USD	(46,292)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(538)	45	(493)
MS	LINE Corp.	JPY	(2,877,736)	11/18/2019	(1.19)%	(1.08)%	1M JPY LIBOR	1M/T	1,049	(17)	1,032
MS	LINE Corp.	JPY	(1,521,172)	11/18/2019	(1.19)%	(1.08)%	1M JPY LIBOR	1M/T	1,772	(8)	1,764
MS	LINE Corp.	JPY	(878,156)	11/18/2019	(1.19)%	(1.08)%	1M JPY LIBOR	1M/T	556	(5)	551
MS	LINE Corp.	JPY	(333,125)	11/18/2019	(1.99)%	(1.88)%	1M JPY LIBOR	1M/T	(209)	(4)	(213)
MS	LINE Corp.	JPY	(315,770)	11/18/2019	(0.12)%	(3.13)%	1M JPY LIBOR	1M/T	(573)	(1)	(574)
MS	Lion Corp.	JPY	(742,776)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(746)	(2)	(748)
MS	Lion Corp.	JPY	(319,409)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(612)	(1)	(613)
MS	LKQ Corp.	USD	(19,936)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,102	17	2,119
MS	LKQ Corp.	USD	(19,532)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,913	17	1,930
MS	Lumentum Holdings, Inc.	USD	(77,901)	11/18/2019	1.96%	(0.55)%	1M USD LIBOR	1M/T	14,202	55	14,257
MS	M3, Inc.	JPY	(7,170,534)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	15,687	(14)	15,673
MS	M3, Inc.	JPY	(367,841)	11/18/2019	(0.12)%	(0.40)%	1M JPY LIBOR	1M/T	252	—	252
MS	Mastec, Inc.	USD	(18,536)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,368	17	1,385
MS	Mattel, Inc.	USD	(14,615)	11/18/2019	1.29%	(1.22)%	1M USD LIBOR	1M/T	2,643	7	2,650
MS	Mattel, Inc.	USD	(21,555)	11/18/2019	1.29%	(1.22)%	1M USD LIBOR	1M/T	3,318	11	3,329
MS	Mattel, Inc.	USD	(20,893)	11/18/2019	1.29%	(1.22)%	1M USD LIBOR	1M/T	3,508	11	3,519
MS	Mattel, Inc.	USD	(20,297)	11/18/2019	1.29%	(1.22)%	1M USD LIBOR	1M/T	2,595	11	2,606
MS	Mattel, Inc.	USD	(7,526)	11/18/2019	1.56%	(0.95)%	1M USD LIBOR	1M/T	1,093	5	1,098
MS	Medicines Co.	USD	(115,659)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	26,920	86	27,006
MS	Mediclinic International PLC	GBP	(8,760)	11/18/2019	(2.02)%	(2.75)%	1M GBP LIBOR	1M/T	435	(12)	423
MS	Mediclinic International PLC	GBP	(8,394)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	172	2	174
MS	Melrose Industries PLC	GBP	(4,522)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(86)	1	(85)
MS	Melrose Industries PLC	GBP	(7,995)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,177)	2	(1,175)
MS	Metro Bank PLC	GBP	(13,116)	11/18/2019	(1.39)%	(2.13)%	1M GBP LIBOR	1M/T	6,940	(8)	6,932
MS	Metro Bank PLC	GBP	(14,655)	11/18/2019	(1.39)%	(2.13)%	1M GBP LIBOR	1M/T	7,437	(9)	7,428
MS	Metro Bank PLC	GBP	(11,873)	11/18/2019	(1.39)%	(2.13)%	1M GBP LIBOR	1M/T	6,014	(7)	6,007
MS	Metro Bank PLC	GBP	(13,942)	11/18/2019	(2.02)%	(2.75)%	1M GBP LIBOR	1M/T	6,353	(13)	6,340
MS	Metro Bank PLC	GBP	(10,690)	11/18/2019	(2.02)%	(2.75)%	1M GBP LIBOR	1M/T	4,772	(10)	4,762
MS	Metro Bank PLC	GBP	(3,924)	11/18/2019	(2.02)%	(2.75)%	1M GBP LIBOR	1M/T	1,616	(4)	1,612
MS	Metrovacesa SA	EUR	(16,767)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	4,330	(7)	4,323
MS	MGM Resorts International	USD	(54,195)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,030	49	3,079
MS	MGM Resorts International	USD	(17,005)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	745	16	761
MS	MGM Resorts International	USD	(1,827)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	118	2	120
MS	MGM Resorts International	USD	(5,108)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	81	5	86
MS	MGM Resorts International	USD	(713)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(12)	1	(11)
MS	Mgm Resorts International	USD	(7,930)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(466)	8	(458)
MS	Micro Focus International PLC	GBP	(29,128)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(3,746)	7	(3,739)
MS	Micro Focus International PLC	GBP	(3,080)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(732)	1	(731)
MS	Micro Focus International PLC	GBP	(1,812)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(488)	—	(488)
MS	MINEBEA MITSUMI, Inc.	JPY	(825,839)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(1,118)	(2)	(1,120)
MS	MISUMI Group, Inc.	JPY	(1,133,062)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,787	(2)	1,785
MS	MISUMI Group, Inc.	JPY	(2,221,196)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	2,229	(5)	2,224
MS	MISUMI Group, Inc.	JPY	(1,298,041)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,406	(3)	1,403
MS	MISUMI Group, Inc.	JPY	(908,162)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	754	(2)	752
MS	MISUMI Group, Inc.	JPY	(535,477)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	181	(1)	180
MS	MISUMI Group, Inc.	JPY	(990,995)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(5)	(3)	(8)
MS	Mitsubishi Estate Co. Ltd.	JPY	(2,633,182)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	603	(8)	595
MS	Mitsui OSK Lines Ltd.	JPY	(904,593)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(828)	(2)	(830)
MS	MonotaRO Co. Ltd.	JPY	(4,472,280)	11/18/2019	(1.36)%	(1.25)%	1M JPY LIBOR	1M/T	1,419	(30)	1,389
MS	Monster Beverage Corp.	USD	(28,268)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(5,442)	33	(5,409)
MS	Monster Beverage Corp.	USD	(15,485)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(300)	15	(285)
MS	Monster Beverage Corp.	USD	(12,981)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	767	12	779
MS	Monster Beverage Corp.	USD	(3,199)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	111	3	114
MS	Monster Beverage Corp.	USD	(2,227)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	26	2	28
MS	Monster Beverage Corp.	USD	(3,475)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(294)	4	(290)
MS	Moody's Corp.	USD	(19,408)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,303	18	1,321
MS	Moody's Corp.	USD	(19,290)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,323	17	1,340
MS	Moody's Corp.	USD	(17,387)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,055)	18	(1,037)
MS	Morphosys AG	EUR	(13,306)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	492	(6)	486
MS	Mosaic Co.	USD	(38,672)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(7,376)	44	(7,332)
MS	Mosaic Co.	USD	(3,386)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(18)	3	(15)
MS	Mylan NV	USD	(18,841)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,184	17	1,201
MS	Myokardia, Inc.	USD	(20,188)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,259	15	4,274
MS	Myokardia, Inc.	USD	(20,946)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,059	19	4,078
MS	National Beverage Corp.	USD	(23,578)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,459	18	5,477
MS	National Beverage Corp.	USD	(22,924)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,839	17	4,856
MS	National Vision Holdings, Inc.	USD	(16,803)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	303	19	322
MS	Navistar International Corp.	USD	(49,090)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,662	42	5,704
MS	Nektar Therapeutics	USD	(41,584)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	13,022	28	13,050
MS	Nektar Therapeutics	USD	(19,083)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,111	16	2,127
MS	Nektar Therapeutics	USD	(13,165)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,986)	18	(2,968)
MS	Netflix, Inc.	USD	(37,794)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,073	35	1,108
MS	Netflix, Inc.	USD	(20,083)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	875	19	894
MS	Netflix, Inc.	USD	(17,311)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	338	16	354
MS	Netflix, Inc.	USD	(9,153)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(686)	9	(677)
MS	Nevro Corp.	USD	(17,936)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,937	12	4,949
MS	Newell Brands, Inc.	USD	(21,413)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,721	18	2,739
MS	Newfield Exploration Co.	USD	(29,330)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	7,518	21	7,539
MS	Newfield Exploration Co.	USD	(23,391)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,626	17	5,643
MS	Newfield Exploration Co.	USD	(24,218)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	6,140	17	6,157
MS	Nexon Co. Ltd.	JPY	(546,250)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(3,599)	(2)	(3,601)
MS	Nihon M&A Center, Inc.	JPY	(758,664)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(1,508)	(2)	(1,510)
MS	Nihon M&A Center, Inc.	JPY	(1,009,300)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(1,605)	(3)	(1,608)
MS	Nippon Paint Holdings Co. Ltd.	JPY	(1,411,721)	11/18/2019	(0.74)%	(0.63)%	1M JPY LIBOR	1M/T	1,469	(5)	1,464
MS	Nippon Yusen KK	JPY	(1,161,657)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	325	(3)	322
MS	Nippon Yusen KK	JPY	(857,106)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(239)	(2)	(241)
MS	Nitori Holdings Co. Ltd.	JPY	(4,650,256)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	8,354	108	8,462
MS	Nitori Holdings Co. Ltd.	JPY	(2,362,110)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	4,347	34	4,381
MS	NMC Health PLC	GBP	(9,595)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,194	2	1,196
MS	Nutanix, Inc.	USD	(94,921)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,251	90	1,341
MS	NVIDIA Corp.	USD	(27,071)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	9,007	17	9,024
MS	Oasis Petroleum, Inc.	USD	(84,937)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	28,758	54	28,812
MS	Oasis Petroleum, Inc.	USD	(15,361)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	682	17	699
MS	Ocado Group PLC	GBP	(9,782)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	1,180	2	1,182
MS	Ocado Group PLC	GBP	(8,408)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,146)	2	(1,144)
MS	Ocado Group PLC	GBP	(7,915)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,255)	2	(1,253)
MS	Ocado Group PLC	GBP	(2,969)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,477)	1	(1,476)
MS	Ocado Group PLC	GBP	(5,371)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,657)	1	(1,656)
MS	Ocado Group PLC	GBP	(91)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(25)	—	(25)
MS	Ocado Group PLC	GBP	(1,676)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,023)	1	(1,022)
MS	OCI NV	EUR	(7,649)	11/18/2019	(1.49)%	(1.13)%	1M EURIBOR	1M/T	1,537	(6)	1,531
MS	Okta, Inc.	USD	(11,007)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(6,778)	17	(6,761)
MS	Okta, Inc.	USD	(5,713)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(4,480)	10	(4,470)
MS	Okta, Inc.	USD	(11,599)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(6,977)	18	(6,959)
MS	Okta, Inc.	USD	(4,791)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(12,566)	18	(12,548)
MS	OSRAM Licht AG	EUR	(10,591)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	2,542	(4)	2,538
MS	P G & E Corp.	USD	(23,382)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	8,792	14	8,806
MS	Pandora Media, Inc.	USD	(42,903)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(10,724)	49	(10,675)
MS	Parsley Energy, Inc.	USD	(123,930)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	32,897	88	32,985
MS	Parsley Energy, Inc. Class A	USD	(1,467)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	176	1	177
MS	PDC Energy, Inc.	USD	(79,912)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	25,853	52	25,905
MS	PDC Energy, Inc.	USD	(21,574)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,039	16	5,055
MS	PDC Energy, Inc.	USD	(17,424)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	390	19	409
MS	Penumbra, Inc.	USD	(15,475)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,430)	16	(1,414)
MS	Persol Holdings Co. Ltd.	JPY	(801,201)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,017	(2)	1,015
MS	PG&E Corp.	USD	(27,592)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	11,293	16	11,309
MS	PG&E Corp.	USD	(29,636)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	11,880	17	11,897
MS	PG&E Corp.	USD	(26,941)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	11,046	15	11,061
MS	PG&E Corp.	USD	(26,422)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	10,903	15	10,918
MS	PG&E Corp.	USD	(6,708)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,749	4	2,753
MS	PG&E Corp.	USD	(22,921)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	7,079	16	7,095
MS	Pilgrim's Pride Corp.	USD	(54,072)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,377	51	1,428
MS	Pilgrim's Pride Corp.	USD	(3,613)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(321)	4	(317)
MS	Pilgrim's Pride Corp.	USD	(16,603)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,383)	17	(1,366)
MS	Pilgrim's Pride Corp.	USD	(3,249)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(452)	4	(448)
MS	Pinnacle Financial Partners, Inc.	USD	(16,079)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	2,555	13	2,568
MS	Pinnacle Financial Partners, Inc.	USD	(6,641)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	928	6	934
MS	Platform Specialty Products Corp.	USD	(78,878)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,049	75	1,124
MS	Provident Financial PLC	GBP	(9,545)	11/18/2019	(1.14)%	(1.88)%	1M GBP LIBOR	1M/T	2,199	(6)	2,193
MS	Provident Financial PLC	GBP	(9,532)	11/18/2019	(1.14)%	(1.88)%	1M GBP LIBOR	1M/T	2,353	(6)	2,347
MS	Provident Financial PLC	GBP	(9,573)	11/18/2019	(0.39)%	(1.13)%	1M GBP LIBOR	1M/T	198	(3)	195
MS	Prudential PLC	GBP	(10,574)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	2,069	2	2,071
MS	Prudential PLC	GBP	(2,233)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	130	—	130
MS	Prudential PLC	GBP	(8,651)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	140	2	142
MS	Prudential PLC	GBP	(9,108)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	891	2	893
MS	Prudential PLC	GBP	(6,561)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	358	2	360
MS	Prysmian SpA	EUR	(11,680)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	(703)	(5)	(708)
MS	Public Service Enterprise Group, Inc.	USD	(22,256)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(846)	22	(824)
MS	PVH Corp.	USD	(19,389)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,675	17	1,692
MS	PVH Corp.	USD	(16,325)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(185)	17	(168)
MS	PVH Corp.	USD	(14,962)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,684)	19	(1,665)
MS	PVH Corp.	USD	(13,367)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,973)	18	(2,955)
MS	QEP Resources, Inc.	USD	(70,990)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	17,483	52	17,535
MS	QEP Resources, Inc.	USD	(18,002)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,963	16	1,979
MS	Quilter PLC	GBP	(8,069)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(376)	2	(374)
MS	Raiffeisen Bank International AG	EUR	(43,950)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	7,193	(21)	7,172
MS	Rakuten, Inc.	JPY	(2,123,446)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(2,661)	(6)	(2,667)
MS	Reckitt Benckiser Group PLC	GBP	(4,579)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(112)	1	(111)
MS	Regency Centers Corp.	USD	(33,549)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(4,610)	37	(4,573)
MS	RenaissanceRe Holdings Ltd.	USD	(3,754)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(194)	4	(190)
MS	Renesas Electronics Corp.	JPY	(7,689,590)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	20,971	(14)	20,957
MS	Renesas Electronics Corp.	JPY	(1,235,131)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,654	(3)	1,651
MS	Renesas Electronics Corp.	JPY	(386,148)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	338	(1)	337
MS	Renesas Electronics Corp.	JPY	(198,706)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	51	(1)	50
MS	Renesas Electronics Corp.	JPY	(1,047,627)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	793	(2)	791
MS	Rentokil Initial PLC	GBP	(4,885)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(548)	6	(542)
MS	Rentokil Initial PLC	GBP	(6,733)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,028)	2	(1,026)
MS	Rentokil Initial PLC	GBP	(6,792)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,952)	2	(1,950)
MS	Rentokil Initial PLC	GBP	(3,599)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(479)	1	(478)
MS	RingCentral, Inc.	USD	(2,642)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(897)	3	(894)
MS	Rolls Royce Holdings PLC	GBP	(4,213)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(405)	1	(404)
MS	Rolls-Royce Holdings PLC	GBP	(28,237)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(2,927)	7	(2,920)
MS	Royal Bank of Scotland Group PLC	GBP	(5,494)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	104	1	105
MS	Royal Bank of Scotland Group PLC	GBP	(6,028)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	93	1	94
MS	Royal Bank of Scotland Group PLC	GBP	(8,609)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	259	2	261
MS	Royal Bank of Scotland Group PLC	GBP	(3,696)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	102	1	103
MS	Royal Bank of Scotland Group PLC	GBP	(1,801)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	47	—	47
MS	Royal Bank of Scotland Group PLC	GBP	(7,131)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,570)	2	(1,568)
MS	RWE AG	EUR	(10,547)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(306)	(5)	(311)
MS	Sage Group PLC	GBP	(11,854)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	806	2	808
MS	Sage Group PLC	GBP	(3,594)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(4)	1	(3)
MS	Sage Group PLC	GBP	(2,283)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(261)	1	(260)
MS	Sage Group PLC	GBP	(1,869)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(504)	—	(504)
MS	Sage Group PLC	GBP	(1,416)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(300)	—	(300)
MS	Sanderson Farms, Inc.	USD	(12,977)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,606)	19	(3,587)
MS	Sartorius AG	EUR	(14,888)	11/18/2019	(3.07)%	(2.70)%	1M EURIBOR	1M/T	881	(27)	854
MS	Sartorius AG	EUR	(16,274)	11/18/2019	(3.07)%	(2.70)%	1M EURIBOR	1M/T	1,601	(29)	1,572
MS	SBM Offshore NV	EUR	(13,550)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(805)	(7)	(812)
MS	SBM Offshore NV	EUR	(6,211)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	560	(3)	557
MS	Sbm Offshore NV	EUR	(11,481)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	(1,843)	(6)	(1,849)
MS	Sempra Energy	USD	(15,775)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,061)	16	(1,045)
MS	Serco Group PLC	GBP	(17,564)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(5,383)	5	(5,378)
MS	Serco Group PLC	GBP	(2,466)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(1,038)	1	(1,037)
MS	ServiceNow, Inc.	USD	(3,049)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,006)	4	(1,002)
MS	ServiceNow, Inc.	USD	(13,845)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,088)	16	(3,072)
MS	ServiceNow, Inc.	USD	(13,934)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,704)	17	(3,687)
MS	ServiceNow, Inc.	USD	(11,376)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,573)	12	(1,561)
MS	Sharp Corp.	JPY	(497,179)	11/18/2019	(10.36)%	(10.25)%	1M JPY LIBOR	1M/T	2,425	(26)	2,399
MS	Sharp Corp.	JPY	(1,285,158)	11/18/2019	(10.36)%	(10.25)%	1M JPY LIBOR	1M/T	5,396	(83)	5,313
MS	Sharp Corp.	JPY	(1,178,643)	11/18/2019	(10.36)%	(10.25)%	1M JPY LIBOR	1M/T	4,427	(76)	4,351
MS	Sharp Corp.	JPY	(1,101,176)	11/18/2019	(10.36)%	(10.25)%	1M JPY LIBOR	1M/T	3,722	(71)	3,651
MS	Sharp Corp.	JPY	(1,394,803)	11/18/2019	(8.61)%	(8.50)%	1M JPY LIBOR	1M/T	4,295	(75)	4,220
MS	Sharp Corp.	JPY	(784,098)	11/18/2019	(2.86)%	(2.75)%	1M JPY LIBOR	1M/T	(211)	(10)	(221)
MS	Shimadzu Corp.	JPY	(2,458,396)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	3,271	(5)	3,266
MS	Shin-Etsu Chemical Co. Ltd.	JPY	(1,259,312)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,570	(4)	1,566
MS	Siemens Gamesa Renewable Energy SA	EUR	(51,325)	11/18/2019	(2.87)%	(2.50)%	1M EURIBOR	1M/T	3,252	(88)	3,164
MS	Siemens Gamesa Renewable Energy SA	EUR	(2,771)	11/18/2019	(2.87)%	(2.50)%	1M EURIBOR	1M/T	198	(5)	193
MS	Siemens Gamesa Renewable Energy SA	EUR	(6,257)	11/18/2019	(2.87)%	(2.50)%	1M EURIBOR	1M/T	(643)	(12)	(655)
MS	Siemens Gamesa Renewable Energy SA	EUR	(4,216)	11/18/2019	(2.87)%	(2.50)%	1M EURIBOR	1M/T	(436)	(8)	(444)
MS	Siemens Gamesa Renewable Energy SA	EUR	(5,684)	11/18/2019	(2.87)%	(2.50)%	1M EURIBOR	1M/T	(2,357)	(14)	(2,371)
MS	Signature Bank	USD	(69,311)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	218	67	285
MS	Signature Bank	USD	(1,242)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(15)	1	(14)
MS	Signature Bank	USD	(3,048)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(67)	3	(64)
MS	Signature Bank	USD	(6,577)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,422)	8	(1,414)
MS	Skechers U.S.A., Inc.	USD	(4,603)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	373	4	377
MS	SoftBank Group Corp.	JPY	(3,498,118)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(3,514)	(10)	(3,524)
MS	Southern Co.	USD	(32,909)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,544)	32	(3,512)
MS	Spirit Airlines, Inc.	USD	(15,061)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(20,527)	30	(20,497)
MS	Spirit Airlines, Inc.	USD	(534)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(145)	1	(144)
MS	Splunk, Inc.	USD	(10,076)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(7,321)	18	(7,303)
MS	Sprint Corp.	USD	(25,669)	11/18/2019	0.70%	(1.81)%	1M USD LIBOR	1M/T	(7,152)	11	(7,141)
MS	Sprint Corp.	USD	(13,243)	11/18/2019	0.70%	(1.81)%	1M USD LIBOR	1M/T	(3,247)	6	(3,241)
MS	Sprint Corp.	USD	(13,291)	11/18/2019	0.70%	(1.81)%	1M USD LIBOR	1M/T	(2,474)	5	(2,469)
MS	Square Enix Holdings Co. Ltd.	JPY	(872,009)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(956)	(2)	(958)
MS	Stamps.com, Inc.	USD	(15,201)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,796)	19	(1,777)
MS	Standard Chartered PLC	GBP	(34,673)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	7,155	7	7,162
MS	Standard Chartered PLC	GBP	(4,185)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	536	1	537
MS	Standard Chartered PLC	GBP	(2,780)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	278	1	279
MS	Standard Chartered PLC	GBP	(2,627)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	165	1	166
MS	Standard Chartered PLC	GBP	(2,585)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	109	1	110
MS	Standard Chartered PLC	GBP	(1,832)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(229)	—	(229)
MS	Standard Chartered PLC	GBP	(1,162)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(294)	—	(294)
MS	Standard Chartered PLC	GBP	(2,138)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	(322)	1	(321)
MS	State Street Corp.	USD	(17,321)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(238)	17	(221)
MS	Sterling BanCorp	USD	(10,105)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,763	8	1,771
MS	Sterling BanCorp	USD	(5,504)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	780	5	785
MS	Sterling BanCorp	USD	(22,197)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,085	18	3,103
MS	STMicroelectronics NV	EUR	(14,959)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,201	(7)	1,194
MS	SVB Financial Group	USD	(766)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	150	1	151
MS	SVB Financial Group	USD	(22,900)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,149	17	5,166
MS	SVB Financial Group	USD	(24,003)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,000	18	5,018
MS	SVB Financial Group	USD	(15,757)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(290)	16	(274)
MS	SVB Financial Group	USD	(12,692)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,806)	18	(3,788)
MS	Syneos Health, Inc.	USD	(36,644)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(8,984)	44	(8,940)
MS	Syneos Health, Inc.	USD	(14,240)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,225)	33	(1,192)
MS	Syneos Health, Inc.	USD	(5,146)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(285)	5	(280)
MS	Sysmex Corp.	JPY	(6,781,596)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	17,266	(13)	17,253
MS	Sysmex Corp.	JPY	(468,757)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(625)	(1)	(626)
MS	Tableau Software, Inc.	USD	(33,528)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(14,684)	47	(14,637)
MS	Tapestry, Inc.	USD	(19,386)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,564	17	1,581
MS	Tapestry, Inc.	USD	(20,325)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,820	18	1,838
MS	Tapestry, Inc.	USD	(13,480)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,776)	17	(1,759)
MS	TD Ameritrade Holding Corp.	USD	(89,500)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	3,459	83	3,542
MS	Technicolor SA	EUR	(7,061)	11/18/2019	(9.99)%	(9.63)%	1M EURIBOR	1M/T	2,046	(33)	2,013
MS	Teladoc Health, Inc.	USD	(20,517)	11/18/2019	1.84%	(0.67)%	1M USD LIBOR	1M/T	2,554	16	2,570
MS	Teladoc Health, Inc.	USD	(21,704)	11/18/2019	1.84%	(0.67)%	1M USD LIBOR	1M/T	3,084	16	3,100
MS	Teladoc Health, Inc.	USD	(17,677)	11/18/2019	1.84%	(0.67)%	1M USD LIBOR	1M/T	749	15	764
MS	Telecom Italia SpA	EUR	(13,282)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	3,448	(6)	3,442
MS	Texas Capital Bancshares, Inc.	USD	(52,249)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	14,791	36	14,827
MS	Texas Capital Bancshares, Inc.	USD	(21,679)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,974	15	5,989
MS	Texas Capital Bancshares, Inc.	USD	(24,823)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	6,585	18	6,603
MS	Texas Capital Bancshares, Inc.	USD	(6,704)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,721	5	1,726
MS	Texas Capital Bancshares, Inc.	USD	(3,295)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	803	2	805
MS	Texas Capital Bancshares, Inc.	USD	(15,326)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,108	14	1,122
MS	thyssenkrupp AG	EUR	(60,688)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	16,650	(22)	16,628
MS	thyssenkrupp AG	EUR	(17,023)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	4,006	(7)	3,999
MS	thyssenkrupp AG	EUR	(6,892)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,194	(3)	1,191
MS	Toshiba Corp.	JPY	(1,184,720)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(870)	(3)	(873)
MS	Toshiba Corp.	JPY	(882,172)	11/18/2019	(0.12)%	(0.40)%	1M JPY LIBOR	1M/T	896	—	896
MS	TOTO Ltd.	JPY	(828,153)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(68)	(2)	(70)
MS	TOTO Ltd.	JPY	(1,296,202)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	145	(3)	142
MS	TOTO Ltd.	JPY	(712,212)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	(601)	(2)	(603)
MS	Transocean Ltd.	USD	(3,225)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	584	3	587
MS	Transocean Ltd.	USD	(13,972)	11/18/2019	1.01%	(1.50)%	1M USD LIBOR	1M/T	(3,486)	10	(3,476)
MS	Transocean Ltd.	USD	(23,465)	11/18/2019	1.96%	(0.55)%	1M USD LIBOR	1M/T	6,012	16	6,028
MS	Transocean Ltd.	USD	(21,893)	11/18/2019	1.96%	(0.55)%	1M USD LIBOR	1M/T	4,493	16	4,509
MS	Transocean Ltd.	USD	(22,031)	11/18/2019	1.96%	(0.55)%	1M USD LIBOR	1M/T	4,309	16	4,325
MS	Transocean Ltd.	USD	(25,497)	11/18/2019	1.96%	(0.55)%	1M USD LIBOR	1M/T	5,597	18	5,615
MS	TreeHouse Foods, Inc.	USD	(53,920)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(16,664)	68	(16,596)
MS	Treehouse Foods, Inc.	USD	(723)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(193)	1	(192)
MS	TripAdvisor, Inc.	USD	(14,030)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(989)	15	(974)
MS	TripAdvisor, Inc.	USD	(14,519)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,643)	18	(3,625)
MS	TripAdvisor, Inc.	USD	(14,071)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,609)	17	(3,592)
MS	TripAdvisor, Inc.	USD	(11,043)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,828)	13	(2,815)
MS	Tripadvisor, Inc.	USD	(1,377)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(115)	2	(113)
MS	Twilio, Inc.	USD	1,045	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(17,666)	16	(17,650)
MS	Twilio, Inc.	USD	(9,056)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(7,996)	17	(7,979)
MS	Twilio, Inc.	USD	(7,595)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(11,286)	18	(11,268)
MS	Twitter, Inc.	USD	(6,556)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	90	6	96
MS	Twitter, Inc.	USD	(18,119)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	535	17	552
MS	Twitter, Inc.	USD	(15,902)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	81	18	99
MS	Ubisoft Entertainment SA	EUR	(7,966)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,280	(3)	1,277
MS	Ubisoft Entertainment SA	EUR	(11,648)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	1,570	(5)	1,565
MS	Ubisoft Entertainment SA	EUR	(2,529)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	28	(1)	27
MS	Under Armour, Inc.	USD	(63,527)	11/18/2019	0.86%	(1.65)%	1M USD LIBOR	1M/T	(1,315)	25	(1,290)
MS	UniCredit SpA	EUR	(61,310)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	15,641	(26)	15,615
MS	UniCredit SpA	EUR	(8,514)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	2,274	(4)	2,270
MS	UniCredit SpA	EUR	(7,302)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	1,591	(3)	1,588
MS	UniCredit SpA	EUR	(3,621)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	573	(2)	571
MS	UniCredit SpA	EUR	(3,151)	11/18/2019	(0.87)%	(0.50)%	1M EURIBOR	1M/T	343	(2)	341
MS	United Continental Holdings, Inc.	USD	(56,156)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(19,266)	73	(19,193)
MS	United Rentals, Inc.	USD	(16,153)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,694)	17	(1,677)
MS	United Rentals, Inc.	USD	(15,486)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(775)	16	(759)
MS	United Rentals, Inc.	USD	(11,426)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,865)	13	(1,852)
MS	United Rentals, Inc.	USD	(13,242)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(3,275)	18	(3,257)
MS	Uniti Group, Inc.	USD	(16,644)	11/18/2019	1.86%	(0.65)%	1M USD LIBOR	1M/T	199	14	213
MS	Uniti Group, Inc.	USD	(7,390)	11/18/2019	1.86%	(0.65)%	1M USD LIBOR	1M/T	(1,422)	8	(1,414)
MS	Valeo SA	EUR	(47,407)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	18,077	(15)	18,062
MS	Valeo SA	EUR	(18,995)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	7,268	(6)	7,262
MS	Valeo SA	EUR	(19,609)	11/18/2019	(0.77)%	(0.40)%	1M EURIBOR	1M/T	5,587	(7)	5,580
MS	ViaSat, Inc.	USD	(13,825)	11/18/2019	1.46%	(1.05)%	1M USD LIBOR	1M/T	79	10	89
MS	Vulcan Materials Co.	USD	(45,986)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	7,695	37	7,732
MS	Vulcan Materials Co.	USD	(17,344)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	184	17	201
MS	Wabtec Corp.	USD	(14,323)	11/18/2019	1.96%	(0.55)%	1M USD LIBOR	1M/T	3,185	10	3,195
MS	Weight Watchers International, Inc.	USD	(22,027)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	5,702	18	5,720
MS	Welcia Holdings Co. Ltd.	JPY	(671,451)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,192	(1)	1,191
MS	Welcia Holdings Co. Ltd.	JPY	(1,530,806)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	3,247	(3)	3,244
MS	Western Alliance BanCorp	USD	(3,700)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	765	(1)	764
MS	Western Alliance BanCorp	USD	(21,884)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,057	17	4,074
MS	Western Alliance BanCorp	USD	(22,751)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	4,158	18	4,176
MS	Western Alliance BanCorp	USD	(19,219)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,484	17	1,501
MS	Western Alliance BanCorp	USD	(960)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	37	1	38
MS	Williams Sonoma, Inc.	USD	(17,444)	11/18/2019	2.21%	(0.30)%	1M USD LIBOR	1M/T	2,436	16	2,452
MS	Williams-Sonoma, Inc.	USD	(19,573)	11/18/2019	1.73%	(0.78)%	1M USD LIBOR	1M/T	2,030	14	2,044
MS	Williams-Sonoma, Inc.	USD	(19,888)	11/18/2019	1.73%	(0.78)%	1M USD LIBOR	1M/T	2,297	14	2,311
MS	Workday, Inc.	USD	(15,300)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(9,867)	24	(9,843)
MS	WPP PLC	GBP	(21,471)	11/18/2019	0.38%	(0.35)%	1M GBP LIBOR	1M/T	6,416	4	6,420
MS	WPX Energy, Inc.	USD	(13,834)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,929)	18	(1,911)
MS	Wright Medical Group NV	USD	(17,194)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(4,174)	21	(4,153)
MS	Wynn Resorts Ltd.	USD	(10,058)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	1,339	8	1,347
MS	Wynn Resorts Ltd.	USD	(18,613)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(657)	19	(638)
MS	Wynn Resorts Ltd.	USD	(16,670)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(768)	17	(751)
MS	Wynn Resorts Ltd.	USD	(9,142)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,256)	11	(2,245)
MS	Xpo Logistics, Inc.	USD	(12,544)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(2,450)	17	(2,433)
MS	Yahoo Japan Corp.	JPY	(968,922)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	951	(2)	949
MS	Zalando SE	EUR	(74,967)	11/18/2019	(2.29)%	(1.93)%	1M EURIBOR	1M/T	25,213	(77)	25,136
MS	Zalando SE	EUR	(17,091)	11/18/2019	(2.29)%	(1.93)%	1M EURIBOR	1M/T	3,598	(20)	3,578
MS	Zalando SE	EUR	(2,577)	11/18/2019	(2.29)%	(1.93)%	1M EURIBOR	1M/T	439	(3)	436
MS	Zendesk, Inc.	USD	(60,241)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(15,023)	73	(14,950)
MS	Zendesk, Inc.	USD	(2,371)	11/18/2019	2.06%	(0.45)%	1M USD LIBOR	1M/T	(1,381)	4	(1,377)
MS	Zillow Group, Inc. Class C	USD	(13,544)	11/18/2019	0.86%	(1.65)%	1M USD LIBOR	1M/T	(2,176)	7	(2,169)
MS	ZOZO, Inc.	JPY	(6,447,858)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	17,533	(12)	17,521
MS	ZOZO, Inc.	JPY	(1,261,127)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	2,771	(2)	2,769
MS	ZOZO, Inc.	JPY	(1,032,643)	11/18/2019	(0.51)%	(0.40)%	1M JPY LIBOR	1M/T	1,722	(2)	1,720
Total									$814,946	$5,058	$820,004

(a)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2019.
(c)	The Fund receives a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and pays the total return on the reference entity.

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^
(Unaudited) (cont’d)

 At January 31, 2019, the Fund had cash collateral of $2,160,000 deposited in a segregated account for Morgan Stanley Capital Services LLC to cover collateral requirements on over-the-counter derivatives.

Written option contracts ("options written")

At January 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
S&P 500 Index	15	$(4,056,150)	$2,550	2/15/2019	$(5,475)
S&P 500 Index	15	(4,056,150)	2,475	2/22/2019	(5,025)
Total options written (premium received $42,583)					$(10,500)

At January 31, 2019, the Fund had $1,000,000 deposited in a segregated account to cover collateral requirements for options written.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman MSP Fund I Ltd. (the “Subsidiary”), which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of January 31, 2019, the value of the Fund's investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$480,288	3.3%

See Notes to Schedule of Investments

Consolidated Schedule of Investments Multi-Style Premia Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Japan	$—	$1,482	$—	$1,482
Other Common Stocks(a)	3,876	—	—	3,876
Total Common Stocks	3,876	1,482	—	5,358
Short-Term Investments	—	4,669	—	4,669
Total Investments	$3,876	$6,151	$—	$10,027

(a)	The Consolidated Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Assets
Futures(a)
Assets	$164	$—	$—	$164
Liabilities	(160)	—	—	(160)
Forward Contracts(a)
Assets	—	136	—	136
Liabilities	—	(82)	—	(82)
Swaps
Assets	—	1,877	—	1,877
Liabilities	—	(994)	—	(994)
Options Written
Liabilities	(11)	—	—	(11)
Total	$(7)	$937	$—	$930

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "-", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^
(Unaudited) January 31, 2019

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)
U.S. Treasury Obligations 97.1%
	U.S. Treasury Notes
$49,000	0.88%, due 6/15/19 – 9/15/19	$48,611	(a)
2,900	1.00%, due 3/15/19	2,895
48,500	1.38%, due 12/15/19 – 9/15/20	47,827
22,600	1.50%, due 6/15/20	22,295
27,200	1.63%, due 3/15/20 – 6/30/20	26,915
45,500	1.88%, due 12/15/20	45,011	(a)
23,500	2.38%, due 3/15/21	23,459
23,100	2.63%, due 6/15/21	23,192
23,500	2.75%, due 9/15/21	23,682
	Total U.S. Treasury Obligations (Cost $264,049)	263,887

NUMBER OF SHARES
Short-Term Investments 2.9%

Investment Companies 2.9%
7,802,874	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.32%(c) (Cost $7,803)	7,803	(b)

	Total Investments 100.0% (Cost $271,852)	271,690

	Liabilities Less Other Assets (0.0%)%(e)	(18)	(d)

	Net Assets 100.0%	$271,672

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $7,803,000.
(c)	Represents 7-day effective yield as of January 31, 2019.
(d)	Includes the impact of the Fund's open positions in derivatives at January 31, 2019.
(e)	Represents less than 0.05% of net assets.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At January 31, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	3	$(449,826)	$1,455	$2/1/2019	$(52)
Russell 2000 Index	2	(299,884)	1,460	2/1/2019	(50)
Russell 2000 Index	6	(899,651)	1,475	2/1/2019	(480)
Russell 2000 Index	22	(3,298,722)	1,480	2/1/2019	(2,750)
Russell 2000 Index	5	(749,710)	1,405	2/8/2019	(425)
Russell 2000 Index	1	(149,942)	1,420	2/8/2019	(123)
Russell 2000 Index	9	(1,349,477)	1,435	2/8/2019	(1,665)
Russell 2000 Index	4	(599,768)	1,440	2/8/2019	(870)
Russell 2000 Index	23	(3,448,664)	1,445	2/8/2019	(5,750)
Russell 2000 Index	3	(449,826)	1,470	2/8/2019	(1,665)
Russell 2000 Index	11	(1,649,361)	1,480	2/8/2019	(8,525)
Russell 2000 Index	6	(899,651)	1,490	2/8/2019	(6,360)
Russell 2000 Index	3	(449,826)	1,475	2/8/2019	(1,980)
Russell 2000 Index	5	(749,710)	1,435	2/15/2019	(2,100)
Russell 2000 Index	11	(1,649,361)	1,440	2/15/2019	(5,170)
Russell 2000 Index	9	(1,349,477)	1,450	2/15/2019	(5,400)
Russell 2000 Index	22	(3,298,722)	1,460	2/15/2019	(16,610)
Russell 2000 Index	18	(2,698,954)	1,480	2/15/2019	(21,870)
Russell 2000 Index	10	(1,499,419)	1,445	2/22/2019	(8,400)
Russell 2000 Index	35	(5,247,967)	1,455	2/22/2019	(35,525)
Russell 2000 Index	25	(3,748,548)	1,480	2/22/2019	(40,750)
Russell 2000 Index	15	(2,249,129)	1,480	3/1/2019	(30,300)
Russell 2000 Index	3	(449,826)	1,470	3/1/2019	(5,160)
Russell 2000 Index	8	(1,199,535)	1,485	3/1/2019	(17,480)
Russell 2000 Index	19	(2,848,896)	1,495	3/1/2019	(48,640)
S&P 500 Index	18	(4,867,380)	2,660	2/1/2019	(1,530)
S&P 500 Index	86	(23,255,260)	2,665	2/1/2019	(9,675)
S&P 500 Index	12	(3,244,920)	2,585	2/8/2019	(2,520)
S&P 500 Index	53	(14,331,730)	2,590	2/8/2019	(12,058)
S&P 500 Index	13	(3,515,330)	2,660	2/8/2019	(10,985)
S&P 500 Index	59	(15,954,190)	2,675	2/8/2019	(68,735)
S&P 500 Index	63	(17,035,830)	2,690	2/8/2019	(101,115)
S&P 500 Index	51	(13,790,910)	2,585	2/15/2019	(27,795)
S&P 500 Index	33	(8,923,530)	2,615	2/15/2019	(26,400)
S&P 500 Index	35	(9,464,350)	2,600	2/15/2019	(22,925)
S&P 500 Index	45	(12,168,450)	2,620	2/15/2019	(38,475)
S&P 500 Index	42	(11,357,220)	2,665	2/15/2019	(69,090)
S&P 500 Index	24	(6,489,840)	2,620	2/22/2019	(31,320)
S&P 500 Index	27	(7,301,070)	2,625	2/22/2019	(37,260)
S&P 500 Index	97	(26,229,770)	2,630	2/22/2019	(142,105)
S&P 500 Index	70	(18,928,700)	2,665	2/22/2019	(155,050)
S&P 500 Index	37	(10,005,170)	2,635	3/1/2019	(76,405)
S&P 500 Index	38	(10,275,580)	2,665	3/1/2019	(106,210)
S&P 500 Index	23	(6,219,430)	2,675	3/1/2019	(71,185)
S&P 500 Index	50	(13,520,500)	2,700	3/1/2019	(200,250)
Total options written (premium received $4,317,858)					$(1,479,188)

At January 31, 2019, the Fund had securities pledged in the amount of $70,065,543 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Fund^
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2019:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$263,887	$—	$263,887
Short-Term Investments	—	7,803	—	7,803
Total Investments	$—	$271,690	$—	$271,690

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2019:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Assets
Options Written
Liabilities	$(1,479)	$—	$—	$(1,479)
Total	$(1,479)	$—	$—	$(1,479)

^ A balance indicated with a “-“, either reflects  a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2019
Notes to Schedule of Investmentsß (Unaudited)

†
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Commodity Strategy Fund (formerly, Neuberger Berman Risk Balanced Commodity Strategy Fund”), Neuberger Berman Global Allocation Fund, Neuberger Berman Hedged Option Premium Strategy Fund, Neuberger Berman Long Short Fund, Neuberger Berman Long Short Credit Fund, Neuberger Berman Multi-Asset Income Fund, Neuberger Berman Multi-Style Premia Fund and Neuberger Berman U.S. Equity Index PutWrite Strategy Fund, (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange-traded funds, preferred stocks, master limited partnerships and exchange-traded options purchased and options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Notes to Schedule of Investmentsß (Unaudited) (cont’d)

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.
ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß (Unaudited) (cont’d)

certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”).  ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

The Long Short Credit Fund was liquidated effective February 27, 2019, pursuant to a Plan of Liquidation approved by the Board.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.
ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.

Notes to Schedule of Investmentsß (Unaudited) (cont’d)

Legend

Benchmarks:
EURIBOR	=	Euro Interbank Offered Rate
ICE	=	Intercontinental Exchange
LIBOR	=	London Interbank Offered Rate

Currency Abbreviations:
AUD	=	Australian Dollar
BRL	=	Brazilian Real
CAD	=	Canadian Dollar
CHF	=	Swiss Franc
CLP	=	Chilean Peso
CNY	=	Chinese Yuan Renminbi
CZK	=	Czech Koruna
EUR	=	Euro
GBP	=	Pound Sterling
IDR	=	Indonesian Rupiah
ILS	=	Israeli Shekel
INR	=	Indian Rupee
JPY	=	Japanese Yen
KRW	=	South Korean Won
MXN	=	Mexican Peso
NOK	=	Norwegian Krone
NZD	=	New Zealand Dollar
RUB	=	Russian Ruble
SEK	=	Swedish Krona
THB	=	Thai Bhat
TRY	=	Turkish Lira
USD	=	United States Dollar
TWD	=	New Taiwan Dollar

Non-deliverable forward contracts:

BRL	=	Brazilian Real
CLP	=	Chilean Peso
CNY	=	Chinese Yuan Renminbi
KRW	=	South Korean Won
IDR	=	Indonesian Rupiah
INR	=	Indian Rupee
RUB	=	Russian Ruble
TWD	=	New Taiwan Dollar

Counterparties:
CITI	=	Citibank, N.A.
GSI	=	Goldman Sachs International
JPM	=	JPMorgan Chase Bank N.A.
MS	=	Morgan Stanley Capital Services LLC
RBC	=	Royal Bank of Canada
SCB	=	Standard Chartered Bank
SG	=	Societe Generale
SSB	=	State Street Bank and Trust Company

Time Periods:
1M	=	1 Month
3M	=	3 Months
T	=	Upon Termination

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.
ß	Consolidated Notes to Schedule of Investments for Neuberger Berman Multi-Style Premia Fund and Neuberger Berman Commodity Strategy Fund.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: March 27, 2019

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 27, 2019